                    SECURITY BENEFIT ADVISOR VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

       ISSUED BY:                               MAILING ADDRESS:
       SECURITY BENEFIT LIFE                    SECURITY BENEFIT LIFE
         INSURANCE COMPANY                        INSURANCE COMPANY
       ONE SECURITY BENEFIT PLACE               P.O. BOX 750497
       TOPEKA, KANSAS 66636-0001                TOPEKA, KANSAS 66675-0497
       1-800-888-2461
--------------------------------------------------------------------------------

   This Prospectus  describes the Security  Benefit Advisor Variable Annuity - a flexible  purchase payment  deferred  variable annuity contract (the "Contract")
offered by Security Benefit Life Insurance  Company  ("Security  Benefit").  The
Contract is available  for  individuals  in  connection  with a retirement  plan qualified under Section 403(b) or 408 of the Internal Revenue Code. The Contract
is  designed  to give you  flexibility  in  planning  for  retirement  and other financial goals.

   You may allocate  your  purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of Security  Benefit  called the SBL Variable
Annuity  Account  XIV, or to the Fixed  Account.  Each  Subaccount  invests in a corresponding  mutual fund (the "Underlying  Fund").  The Subaccounts  currently available under the Contract are:

o  AIM Basic Value
o  AIM Mid Cap Core Equity (formerly AIM Mid Cap Equity)
o  AIM Small Cap Growth
o  AIM Blue Chip
o  American Century Heritage
o  American Century Select
o  American Century Equity Income
o  American Century International Growth
o  Dreyfus Appreciation
o  Dreyfus Premier Strategic Value
o  Dreyfus Midcap Value
o  Dreyfus General Money Market
o  Fidelity Advisor Value Strategies
o  Fidelity Advisor Dividend Growth
o  Fidelity Advisor Mid Cap
o  Fidelity Advisor International Capital Appreciation*
o  INVESCO Dynamics
o  INVESCO Technology
o  Security Diversified Income
o  Security Global*
o  Security Equity
o  Security Large Cap Value (formerly Security Growth and Income)
o  Security Large Cap Growth*
o  Security Capital Preservation
o  Security Mid Cap Growth (formerly Security Ultra)
o  Security Mid Cap Value
o  Security Small Cap Growth*
o  Security Social Awareness
o  Strong Growth and Income
o  Strong Growth 20*
o  Strong Advisor Small Cap Value*
o  Strong Opportunity*
o  Van Kampen Equity and Income
o  Van Kampen Comstock
o  Van Kampen Aggressive Growth

*These Subaccounts are not available to members of the Teacher Retirement System of Texas who are  employees  of school  districts  or  open-enrollment  charter
 schools   purchasing  a  tax-sheltered   annuity  through  a  salary  reduction
 arrangement.

   Amounts that you allocate to the Subaccounts under a Contract will vary based on investment  performance  of the  Subaccounts.  No minimum  amount of Contract
Value is guaranteed.

   Amounts  allocated to the Fixed  Account earn interest at rates that are paid by Security Benefit as described in "The Fixed Account," page 35. Contract Value in the Fixed Account is guaranteed by Security Benefit.

   When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options," page 33.

   This Prospectus  concisely sets forth  information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated September 3, 2002, which has been filed with the  Securities  and Exchange  Commission  ("SEC")  contains  certain additional information.  The Statement of Additional  Information,  as it may be
supplemented  from  time  to  time,  is  incorporated  by  reference  into  this
Prospectus  and is  available  at no  charge.  You may  obtain  a  Statement  of
Additional  Information  or a  prospectus  for any of the  Underlying  Funds  by writing Security Benefit at One Security Benefit Place, Topeka,  Kansas 66636 or
by calling 1-800-888-2461.  The table of contents of the Statement of Additional
Information is set forth on page 46 of this Prospectus.

   The SEC maintains a web site (http://www.sec.gov) that contains the Statement
of  Additional  Information,   material  incorporated  by  reference  and  other
information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
   THE SECURITIES AND EXCHANGE  COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES  OR  DETERMINED  IF THE  PROSPECTUS  IS  TRUTHFUL  OR  COMPLETE.  ANY
REPRESENTATION  TO THE  CONTRARY  IS A CRIMINAL  OFFENSE.  YOU SHOULD  READ THIS
PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

   EXPENSES FOR THIS CONTRACT,  IF PURCHASED WITH AN EXTRA CREDIT RIDER,  MAY BE
HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF
CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

   THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR  GUARANTEED  BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  SEPTEMBER 3, 2002

--------------------------------------------------------------------------------
       The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

  COMBINED ENHANCED, ANNUAL STEPPED UP,

    Option 2--Life Income with Guaranteed

APPENDIX A - IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

   Various terms commonly used in this Prospectus are defined as follows:

   ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

   ANNUITANT -- The person that you designate on whose life annuity payments may be  determined.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both
Annuitants unless otherwise stated.

   ANNUITY -- A series of periodic income  payments made by Security  Benefit to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the
Annuity Option.

   ANNUITY  OPTIONS -- Options under the Contract that  prescribe the provisions under which a series of annuity payments are made.

   ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

   ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

   ANNUITY START DATE -- The date when annuity  payments begin as elected by the
Owner.

   AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which purchase payments are  automatically  paid from your bank account on a specified day of each month or a salary reduction agreement.

   CONTRACT  DATE -- The date the  Contract  begins  as shown in your  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

   CONTRACT DEBT -- The unpaid loan balance including loan interest.

   CONTRACT  VALUE -- The total value of your Contract  which  includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

   CREDIT  ENHANCEMENT  -- An amount  added to  Contract  Value  under the Extra
Credit Rider.

   DESIGNATED  BENEFICIARY  -- The person having the right to the death benefit, if any,  payable  upon the death of the Owner or the  Joint  Owner  prior to the
Annuity  Start  Date.  The  Designated  Beneficiary  is the first  person on the following  list who is alive  on the  date of  death of the  Owner or the  Joint
Owner:  the Owner;  the Joint  Owner;  the Primary  Beneficiary;  the  Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's
Estate.

   FIXED  ACCOUNT  -- An  account  that is part of  Security  Benefit's  General
Account to which you may allocate all or a portion of your Contract  Value to be held for accumulation at fixed rates of interest (which may not be less than 3%)
declared periodically by Security Benefit.

   GENERAL ACCOUNT -- All assets of Security  Benefit other than those allocated to the Separate Account or to any other separate account of Security Benefit.

   HOME OFFICE-- The Annuity Administration Department of Security Benefit, P.O.
Box 750497, Topeka, Kansas 66675-0497.

   OWNER -- The person  entitled to the ownership  rights under the Contract and in whose name the Contract is issued.

   PARTICIPANT-- A Participant under a Qualified Plan.

   PURCHASE PAYMENT -- An amount paid to Security  Benefit as consideration  for the Contract.

   SEPARATE  ACCOUNT -- The Variable  Annuity Account XIV, a separate account of
Security Benefit that consists of accounts, referred to as Subaccounts,  each of which invests in a corresponding Underlying Fund.

   SUBACCOUNT  -- A division of the Separate  Account of Security  Benefit which invests in a  corresponding  Underlying  Fund.  Currently,  35  Subaccounts  are
available under the Contract.

   UNDERLYING  FUND -- A  mutual  fund  or  series  thereof  that  serves  as an investment vehicle for its corresponding Subaccount.

   VALUATION  DATE -- Each date on which the Separate  Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends and on the following holidays:  New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas Day.

   VALUATION  PERIOD -- A period used in measuring the investment  experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

   WITHDRAWAL  VALUE -- The amount you will receive upon full  withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable
withdrawal  charges,  any  pro  rata  account   administration  charge  and  any
uncollected premium taxes. If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested.

SUMMARY

   This summary provides a brief overview of the more significant aspects of the
Contract.  Further  detail is  provided in this  Prospectus,  the  Statement  of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly  described  under  "The  Fixed  Account,"  page 35 and in the
Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity  contract ("the  Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

   You may purchase the Contract,  on an individual  basis, in connection with a retirement  plan qualified  under Section 403(b) or 408 of the Internal  Revenue
Code of 1986, as amended ("Qualified Plan").

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is currently  divided into 35 accounts, each referred to as a Subaccount. See "Separate Account," page
17.

   You may allocate all or part of your  purchase  payments to the  Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value  depending on the investment  performance of the Underlying  Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of Security Benefit's General Account. Amounts that you  allocate to the Fixed  Account  earn  interest at rates  determined  at the discretion  of Security  Benefit and are  guaranteed to be at least an effective annual rate of 3%. See "The Fixed Account," page 35.

PURCHASE  PAYMENTS -- Your initial  purchase  payment  must be at least  $1,000.
Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum  subsequent  purchase payment is $25. See "Purchase  Payments,"
page 19.

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract," page 18 and "The Fixed Account," page 35.

   At any time before the Annuity  Start Date,  you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from Contract Value, subject to certain restrictions  described in
"The Fixed  Account," page 35. See "Full and Partial  Withdrawals,"  page 22 and
"Federal Tax Matters," page 39 for more information about withdrawals, including the 10%  penalty  tax that may be  imposed  upon  full and  partial  withdrawals
(including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

   The Contract  provides for a death  benefit upon the death of the Owner prior to the Annuity Start Date. See "Death  Benefit,"  page 23 for more  information.
The Contract  provides for several Annuity Options on either a variable basis, a fixed basis, or both.  Security  Benefit  guarantees  annuity payments under the fixed Annuity Options. See "Annuity Period," page 32.

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  Security Benefit will refund to you purchase payments  allocated to the Fixed  Account (not  including  any Credit  Enhancements  if an Extra Credit
Rider was in effect). Security Benefit will also refund as of the Valuation Date on  which  we  receive  your  Contract  any  Contract  Value  allocated  to  the
Subaccounts,  plus any  charges  deducted  from such  Contract  Value,  less the
Contract Value attributable to any Credit Enhancements.

   Some states' laws require us to refund your purchase payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your Contract during the Free-Look  Period,  Security Benefit will refund purchase payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND  DEDUCTIONS  --  Security  Benefit  does not deduct  sales load from purchase payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

   CONTINGENT  DEFERRED SALES CHARGE. If you withdraw  Contract Value,  Security
Benefit  may  deduct a  contingent  deferred  sales  charge  (which  may also be referred to as a withdrawal  charge).  The  withdrawal  charge will be waived on withdrawals to the extent that total  withdrawals in a Contract Year,  including systematic  withdrawals,  do not exceed the Free  Withdrawal  amount  defined as follows.

   The Free  Withdrawal  amount is equal in the first  Contract  Year, to 10% of purchase payments, excluding any Credit Enhancements,  made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first day of that  Contract  Year.  The  withdrawal  charge  applies  to the  portion  of any withdrawal  consisting  of purchase  payments  that exceeds the Free  Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

   The amount of the charge will depend on how long your purchase  payments have been held under the Contract.  Each  purchase  payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by Security  Benefit and increases in age each year thereafter.  The withdrawal charge is calculated according to the following schedule:

                      ===================================
                      PURCHASE PAYMENT AGE     WITHDRAWAL
                           (IN YEARS)            CHARGE
                      -----------------------------------
                                1                  7%
                                2                  7%
                                3                  6%
                                4                  5%
                                5                  4%
                                6                  3%
                                7                  2%
                           8 and over              0%
                      ===================================

   The amount of the withdrawal charge assessed against your Contract will never exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years. See "Contingent Deferred Sales Charge," page 24.

   MORTALITY  AND EXPENSE RISK  CHARGE.  Security  Benefit  deducts a charge for mortality  and expense  risks  assumed by Security  Benefit  under the Contract.
Security  Benefit  deducts a daily minimum  charge equal to 0.75%,  on an annual basis,  of each  Subaccount's  average  daily net assets.  If you are subject to mortality  and expense risk charge above the minimum  charge,  Security  Benefit deducts  it from your  Contract  Value on a monthly  basis.  The  mortality  and expense risk charge amount is  determined  each month by reference to the amount of your Contract Value, as set forth in the table below.

                   ==========================================
                                         ANNUAL MORTALITY AND
                   CONTRACT VALUE        EXPENSE RISK CHARGE
                   ------------------------------------------
                   Less than $25,000            0.90%
                   $25,000 or more              0.75%
                   ==========================================

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  See
"Mortality and Expense Risk Charge," page 25.

   OPTIONAL  RIDER  CHARGES.  Security  Benefit  deducts a monthly  charge  from
Contract  Value for certain  Riders  that may be elected by the Owner.  Security
Benefit makes each Rider  available  only at issue,  and you may not terminate a
Rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage,  on an annual basis,  of your Contract  Value.  Each Rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not
select  Riders with a total charge that exceeds 1.00% of Contract  Value.  As an example,  you may not purchase the Extra Credit Rider at 5% with a cost of 0.75%
and the  Guaranteed  Minimum  Income  Benefit  Rider at 5% with a cost of 0.30%, because the total cost of such Riders,  1.05%,  would  exceed the maximum  Rider charge of 1.00%.

   TEACHER  RETIREMENT  SYSTEM OF TEXAS - LIMITS ON OPTIONAL RIDERS. If you are:
(1)  purchasing  the  Contract  as a  tax-sheltered  annuity  through  a  salary
reduction   arrangement;   (2)  an   employee   of  a  school   district  or  an
open-enrollment  charter  school;  and (3) a member  of the  Teacher  Retirement
System of Texas,  you may not select  Riders with a total  charge  that  exceeds
0.25% of  Contract  Value  and only  the  following  Riders  are  available  for purchase:

o  Annual Stepped Up Death Benefit
o  Enhanced Death Benefit
o  Guaranteed Growth Death Benefit at 3%
o  Guaranteed Growth Death Benefit at 5%
o  Guaranteed Growth Death Benefit at 6%
o  Combined Annual Stepped Up and Guaranteed Growth Death Benefit
o  Guaranteed Minimum Income Benefit at 3%
o  Waiver of Withdrawal Charge
o  Waiver of Withdrawal Charge - Hardship
o  Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

   GUARANTEED  MINIMUM  INCOME  BENEFIT.  This Rider  makes  available a minimum amount for the  purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The
Minimum  Income Benefit is equal to Purchase  Payments,  net of any Premium tax, less an adjustment  for  Withdrawals,  increased at an annual  effective rate of interest of 3% or 5%, as elected in the application.  The Minimum Income Benefit may be applied to purchase a fixed  Annuity  under  Option 2, life income with a
10-year  period  certain,  or Option 4, joint and last  survivor  with a 10-year period certain,  within 30 days of any Contract  Anniversary  following the 10th
Contract Anniversary. The charge for this Rider is as follows:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.15%
                              5%              0.30%
                         ==============================

See "Guaranteed Minimum Income Benefit," page 27.

   ANNUAL STEPPED UP DEATH BENEFIT. This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit  under this Rider will be the greatest of: (1) purchase  payments,  less any withdrawals and withdrawal charges; (2) Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by Security
Benefit;  or (3) the Stepped Up Death  Benefit.  The Stepped Up Death Benefit is
the largest  result for the following  calculation  as of the date of receipt of instructions regarding payment of the death benefit:

o  The largest  Contract Value on any Contract  Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o  Any  purchase  payments  received by Security  Benefit  since the  applicable
   Contract Anniversary; less

o  An  adjustment  for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.

The charge for this Rider is 0.20%.  See "Annual Stepped Up Death Benefit," page
27.

   GUARANTEED GROWTH DEATH BENEFIT. This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit  under this Rider will be the greatest of: (1) purchase  payments,  less any withdrawals and withdrawal charges; (2) Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by Security
Benefit; or (3) the Guaranteed Growth Death Benefit. The Guaranteed Growth Death
Benefit is an amount equal to purchase payments, net of any premium tax, less an adjustment for any withdrawals, increased at an annual effective rate of 3%, 5%,
6% or 7%,  as  elected  in the  application.  The  charge  for this  Rider is as follows:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.10%
                              5%              0.20%
                              6%              0.25%
                              7%              0.30%
                         ==============================

See "Guaranteed Growth Death Benefit," page 28.

   COMBINED  ANNUAL STEPPED UP AND GUARANTEED  GROWTH DEATH BENEFIT.  This Rider
makes  available an enhanced  death benefit upon the death of the Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the greatest of: (1) purchase  payments,  less any  withdrawals and withdrawal  charges;  (2)
Contract  Value on the date due  proof of the  Owner's  death  and  instructions regarding  payment are received by Security  Benefit;  (3) the Annual Stepped Up
Death Benefit (as described  above);  or (4) the Guaranteed Growth Death Benefit at 5% (as described  above).  The charge for this Rider is 0.25%.  See "Combined
Annual Stepped Up and Guaranteed Growth Death Benefit," page 28.

   ENHANCED DEATH BENEFIT.  This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit under  this Rider  will be the  greater  of:  (1)  purchase  payments,  less any withdrawals and withdrawal  charges; or (2) Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by Security
Benefit,  plus the Enhanced  Death  Benefit.  The Enhanced  Death  Benefit for a
Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of
Contract gain; or (2) 50% of adjusted purchase  payments.  For a Contract issued after the Owner has attained age 70 or older,  the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted  purchase  payments.
Contract  gain is equal to Contract  Value as of the date due proof of death and instructions  with  regard  to  payment  are  received  less  adjusted  purchase payments.  Adjusted purchase payments are equal to all purchase payments made to the Contract adjusted for withdrawals and any applicable premium tax. This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The  charge for this Rider is 0.25%.  See  "Enhanced  Death
Benefit," page 28.

   COMBINED  ENHANCED  AND ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by Security  Benefit,  plus the Enhanced  Death Benefit (as described  above);  or (3) the Annual  Stepped Up Death  Benefit  (as  described above), plus the Enhanced Death Benefit. The charge for this Rider is 0.35%. See
"Combined Enhanced and Annual Stepped Up Death Benefit," page 29.

   COMBINED  ENHANCED  AND  GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by Security  Benefit,  plus the Enhanced  Death Benefit (as described above); or (3) the Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit. The charge for this Rider is 0.35%. See
"Combined Enhanced and Guaranteed Growth Death Benefit," page 29.

   COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND GUARANTEED  GROWTH DEATH BENEFIT.
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the greatest of: (1) purchase payments, less any withdrawals and withdrawal charges;
(2) Contract  Value on the date due proof of the Owner's death and  instructions regarding  payment are received by Security  Benefit,  plus the  Enhanced  Death
Benefit  (as  described  above);  (3) the Annual  Stepped Up Death  Benefit  (as described above),  plus the Enhanced Death Benefit; or (4) the Guaranteed Growth
Death Benefit at 5% (as described above),  plus the Enhanced Death Benefit.  The charge for this Rider is 0.40%. See "Combined  Enhanced,  Annual Stepped Up, and
Guaranteed Growth Death Benefit," page 29.

   EXTRA CREDIT.  This Rider makes available a Credit  Enhancement,  which is an amount added to your Contract Value by Security  Benefit.  You may purchase this
Rider only at issue. Security Benefit will add a Credit Enhancement equal to 3%,
4% or 5% of purchase payments, as elected in the application,  for each purchase payment made in the first Contract Year.

   In the event of a full or partial withdrawal, Security Benefit will recapture all or part of any Credit Enhancement that has not yet vested to the extent that total withdrawals in a Contract Year, including systematic  withdrawals,  exceed the Free Withdrawal  amount.  The Free  Withdrawal  amount is equal in the first
Contract Year, to 10% of purchase payments,  excluding any Credit  Enhancements, made during the year and, for any  subsequent  Contract Year, to 10% of Contract
Value as of the first day of that Contract Year.

   Security  Benefit will deduct the charge for this Rider during the seven-year period  beginning on the Contract  Date,  and you may not  terminate  this Rider during  that  period.  The charge for this  Rider  varies  based upon the Credit
Enhancement rate selected as set forth below:

                    ========================================
                    CREDIT ENHANCEMENT RATE     RIDER CHARGE
                    ----------------------------------------
                              3%                   0.40%
                              4%                   0.55%
                              5%                   0.70%
                    ========================================

See "Extra Credit," page 30.

   WAIVER  OF  WITHDRAWAL  CHARGE.  This  Rider  makes  available  a  waiver  of withdrawal  charge in the event of your confinement to a nursing home,  terminal illness,  or total and  permanent  disability  prior to age 65. If you have also purchased  an Extra  Credit  Rider you will  forfeit  all or part of any  Credit
Enhancements  applied during the 12 months preceding any withdrawal  pursuant to this  Rider.  The  charge  for this Rider is 0.05%.  See  "Waiver of  Withdrawal
Charge," page 31.

   ALTERNATIVE  WITHDRAWAL  CHARGE.  This Rider makes  available an  alternative withdrawal charge schedule. You may select one of the following schedules.

           =========================================================
                0-YEAR SCHEDULE               3-YEAR SCHEDULE
           --------------------------     --------------------------
            PURCHASE                       PURCHASE
           PAYMENT AGE     WITHDRAWAL     PAYMENT AGE     WITHDRAWAL
           (IN YEARS)        CHARGE       (IN YEARS)        CHARGE
           ---------------------------------------------------------
           0 and over          0%              1              7%
                                               2              6%
                                               3              5%
                                          4 and over          0%
           =========================================================

The charge for this Rider is 0.50% if you select the 0-year  schedule  and 0.40%
if you select the 3-year  schedule.  If you have also  purchased an Extra Credit
Rider,  you may forfeit all or part of any Credit  Enhancement in the event of a full or partial withdrawal. See "Alternative Withdrawal Charge," page 31.

   WAIVER  OF  WITHDRAWAL  CHARGE--15  YEARS OR  DISABILITY.  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The Contract has been in force for 15 or more Contract Years; or

o  The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.05%. See "Waiver of Withdrawal Charge Rider--15 Years or Disability,"
page 31.

   WAIVER  OF  WITHDRAWAL  CHARGE--10  YEARS OR  DISABILITY.  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The  Contract has been in force for 10 or more  Contract  Years and the Owner has made  purchase  payments on a quarterly (or more  frequent)  basis for at least five full Contract Years; or

o  The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.10%. See "Waiver of Withdrawal Charge Rider--10 Years or Disability,"
page 32.

   WAIVER OF WITHDRAWAL CHARGE--HARDSHIP. This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship,  as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended.
Security  Benefit  may  require  the  Owner  to  provide  satisfactory  proof of hardship.  Effective as of the date of the first  withdrawal  under the terms of this Rider,  no additional  purchase  payments may be made to the Contract.  The charge for this Rider is 0.15%.  See  "Waiver of  Withdrawal  Charge--Hardship,"
page 32.

   WAIVER  OF  WITHDRAWAL  CHARGE--5  YEARS  AND AGE 59 1/2.  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The Owner is age 59 1/2 or older; and

o  The Owner has made purchase  payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.20%. See "Waiver of Withdrawal  Charge--5 Years and Age 59 1/2," page
32.

   ADMINISTRATION CHARGE. Security Benefit deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
See "Administration Charge," page 25.

   ACCOUNT ADMINISTRATION CHARGE.  Security Benefit deducts an account charge of
$30.00 at each Contract  Anniversary.  Security Benefit will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted.
See "Account Administration Charge," page 26.

   PREMIUM  TAX  CHARGE.  Security  Benefit  assesses  a premium  tax  charge to reimburse  itself  for any  premium  taxes that it incurs  with  respect to this
Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial  withdrawal if a premium tax was incurred by Security  Benefit and is not refundable.  Security Benefit reserves the right to deduct such taxes when due or anytime  thereafter.  Premium tax rates  currently  range from 0% to
3.5%. See "Premium Tax Charge," page 26.

   OTHER EXPENSES.  Security Benefit pays the operating expenses of the Separate
Account. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The
Owner  indirectly  bears a pro rata portion of such fees and  expenses.  See the prospectus for each Underlying Fund for more information.

CONTACTING SECURITY BENEFIT -- You should direct all written requests,  notices, and forms  required by the Contract,  and any questions or inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 438-3000 or 1-800-888-2461.

EXPENSE TABLE

   The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly under the Contract.  The table  reflects  any  contractual  charges,  expenses of the  Separate  Account, optional Rider charges,  and charges and expenses of the Underlying  Funds.  The
table  does  not  reflect   premium   taxes  that  may  be  imposed  by  various
jurisdictions.  See "Premium Tax Charge," page 26. The information  contained in the table is not generally applicable to amounts allocated to the Fixed Account.

   For a complete  description of a Contract's costs and expenses,  see "Charges and  Deductions,"  page 24. For a more complete  description  of the  Underlying
Funds' costs and expenses, see each Underlying Fund's prospectus.

================================================================================
CONTRACTUAL EXPENSES
--------------------------------------------------------------------------------
Sales Load on Purchase Payments .....................................   None
Contingent Deferred Sales Charge (as a percentage of
  amount withdrawn attributable to Purchase Payments) ...............   7%(1)
Transfer Fee (per transfer) .........................................   None
Annual Account Administration Charge ................................   $30(2)
--------------------------------------------------------------------------------
1.  The  amount  of the  contingent  deferred  sales  charge  is  determined  by reference  to how long your  purchase  payments  have  been  held  under the
    Contract.  A free withdrawal is available in each Contract Year equal to (1)
    10% of purchase payments,  excluding any Credit  Enhancements,  in the first
    Contract  Year,  and (2) 10% of Contract  Value as of the  beginning  of the
    Contract  Year in each  subsequent  Contract  Year.  See "Full  and  Partial
    Withdrawals,"  page 22 and  "Contingent  Deferred Sales Charge," page 24 for more information.

2.  A  pro  rata  account  administration  charge  is  deducted  (1)  upon  full withdrawal  of Contract  Value;  (2) upon the  Annuity  Start Date if one of
    Annuity  Options 1 through 4, 7 or 8 is elected;  and (3) upon  payment of a death  benefit.  The  account  administration  charge will be waived if your
    Contract Value is $50,000 or more upon the date it is to be deducted.
================================================================================

================================================================================
ANNUAL SEPARATE ACCOUNT EXPENSES
(as a percentage of each Subaccount's average daily net assets)
--------------------------------------------------------------------------------
Annual Mortality and Expense Risk Charge ............................   0.90%(1)
Annual Administration Charge ........................................   0.15%
                                                                        ----
Total Separate Account Annual Expenses ..............................   1.05%
--------------------------------------------------------------------------------
1.  The  mortality  and expense  risk charge is reduced for larger  Contracts as follows:  Less than $25,000 - 0.90%;  $25,000 or more - 0.75%. The mortality and  expense  risk  charge  during the  Annuity  Period is 1.25% for Annuity
    Options 1 through 4, 7 and 8.
================================================================================

================================================================================
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
--------------------------------------------------------------------------------
                                                                          ANNUAL
                                                             INTEREST     RIDER
                                                              RATE*       CHARGE
--------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                        3%         0.15%
                                                               5%         0.30%
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                          ---        0.20%
--------------------------------------------------------------------------------
                                                               3%         0.10%
Guaranteed Growth Death Benefit Rider                          5%         0.20%
                                                               6%         0.25%
                                                               7%         0.30%
--------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider
and Guaranteed Growth Death Benefit Rider                      5%         0.25%
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                   ---        0.25%
--------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider
and Annual Stepped Up Death Benefit Rider                      ---        0.35%
--------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider
and Guaranteed Growth Death Benefit Rider                      5%         0.35%
--------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider,
Annual Stepped Up Death Benefit Rider, and
Guaranteed Growth Death Benefit Rider                          5%         0.40%
--------------------------------------------------------------------------------
                                                               3%         0.40%
Extra Credit Rider                                             4%         0.55%
                                                               5%         0.70%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                              ---        0.05%
--------------------------------------------------------------------------------
Alternative Withdrawal Charge Rider                          0-Year       0.50%
                                                             3-Year       0.40%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--15 Years or Disability       ---        0.05%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--10 Years or Disability       ---        0.10%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--Hardship                     ---        0.15%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--5 Years and Age 59 1/2       ---        0.20%
--------------------------------------------------------------------------------
*Interest rate, or for the Alternative  Withdrawal  Charge Rider, the withdrawal charge schedule.
================================================================================

==========================================================================================
ANNUAL UNDERLYING FUND EXPENSES
(as a percentage of each Subaccount's average daily net assets)
------------------------------------------------------------------------------------------
                                                                                  TOTAL
                                                                                UNDERLYING
                                                                     OTHER         FUND
                                                                    EXPENSES     EXPENSES
                                                                     (AFTER       (AFTER
                                      DISTRIBUTION   SHAREHOLDER    EXPENSE      EXPENSE
                         MANAGEMENT     (12B-1)       SERVICES     REIMBURSE-   REIMBURSE-
UNDERLYING FUND             FEE         FEES(1)         FEE          MENTS)       MENTS)
------------------------------------------------------------------------------------------
AIM Basic Value
(Class A)                0.73%          0.35%            ---       0.24%        1.32%
------------------------------------------------------------------------------------------
AIM Mid Cap Core
Equity (Class A)         0.73%          0.35%            ---       0.29%        1.37%
------------------------------------------------------------------------------------------
AIM Small Cap Growth
(Class A)                0.71%          0.35%            ---       0.17%        1.23%
------------------------------------------------------------------------------------------
AIM Blue Chip
(Class A)                0.63%          0.35%            ---       0.30%(2)     1.28%
------------------------------------------------------------------------------------------
American Century
Heritage
(Advisor Class)          0.75%          0.50%            ---        ---(3)      1.25%
------------------------------------------------------------------------------------------
American Century
Select (Advisor Class)   0.75%          0.50%            ---        ---(3)      1.25%
------------------------------------------------------------------------------------------
American Century
Equity Income
(Advisor Class)          0.75%          0.50%            ---        ---(3)      1.25%
------------------------------------------------------------------------------------------
American Century
International Growth
(Advisor Class)          0.95%(4)       0.50%            ---        ---(3)      1.45%
------------------------------------------------------------------------------------------
Dreyfus Appreciation     0.55%           ---            0.25%      0.11%        0.91%
------------------------------------------------------------------------------------------
Dreyfus Premier
Strategic Value
(Class A)                0.75%           ---            0.25%      0.29%        1.29%
------------------------------------------------------------------------------------------
Dreyfus Midcap Value     0.75%           ---            0.25%      0.15%        1.15%
------------------------------------------------------------------------------------------
Dreyfus General
Money Market (Class B)   0.47%          0.20%           0.30%      0.03%        1.00%(5)
------------------------------------------------------------------------------------------
Fidelity Advisor Value
Strategies (Class T)     0.57%          0.50%            ---       0.29%        1.36%(6)
------------------------------------------------------------------------------------------
Fidelity Advisor
Dividend Growth
(Class T)                0.58%          0.50%            ---       0.26%        1.34%(6)
------------------------------------------------------------------------------------------
Fidelity Advisor
Mid Cap (Class T)        0.58%          0.50%            ---       0.28%        1.36%(6)
------------------------------------------------------------------------------------------
Fidelity Advisor
International Capital
Appreciation (Class T)   0.73%          0.50%            ---       0.64%        1.87%(6)
------------------------------------------------------------------------------------------
INVESCO Dynamics
(Class K)                0.46%          0.45%            ---       0.20%(7,8)   1.11%(7,8)
------------------------------------------------------------------------------------------
INVESCO Technology
(Class K)                0.46%          0.45%            ---       0.28%(7,8)   1.19%(7,8)
------------------------------------------------------------------------------------------
Security Diversified
Income (Class A)         0.35%          0.25%            ---       0.44%        1.04%(9)
------------------------------------------------------------------------------------------
Security Global
(Class A)                1.90%           ---(10)         ---        ---         1.90%
------------------------------------------------------------------------------------------
Security Equity
(Class A)                1.02%           ---(10)         ---        ---         1.02%
------------------------------------------------------------------------------------------
Security Large Cap
Value (Class A)          1.32%           ---(10)         ---        ---         1.32%
------------------------------------------------------------------------------------------
Security Large Cap
Growth (Class A)         1.00%          0.25%(10)        ---       0.90%        2.15%(11)
------------------------------------------------------------------------------------------
Security Capital
Preservation (Class A)   0.70%(12)      0.25%            ---       0.66%(13)    1.61%
------------------------------------------------------------------------------------------
Security Mid Cap
Growth (Class A)         1.09%           ---(10)         ---        ---         1.09%
------------------------------------------------------------------------------------------
Security Mid Cap Value
(Class A)                1.00%           ---(10)         ---       0.30%        1.30%
------------------------------------------------------------------------------------------
Security Small Cap
Growth (Class A)         1.00%          0.25%(10)        ---       0.66%        1.91%
------------------------------------------------------------------------------------------
Security Social
Awareness (Class A)      1.00%           ---(10)         ---       0.43%        1.43%
------------------------------------------------------------------------------------------
Strong Growth and
Income (Advisor Class)   0.55%          0.25%            ---       0.73%        1.53%
------------------------------------------------------------------------------------------
Strong Growth 20
(Advisor Class)          0.75%          0.25%            ---       0.64%        1.64%
------------------------------------------------------------------------------------------
Strong Advisor Small
Cap Value (Class A)      0.75%          0.25%            ---       0.60%        1.60%(14)
------------------------------------------------------------------------------------------
Strong Opportunity
(Advisor Class)          0.75%          0.25%            ---       0.66%        1.66%
------------------------------------------------------------------------------------------
Van Kampen Equity and
Income (Class A)         0.36%          0.25%(15)        ---       0.22%        0.83%
------------------------------------------------------------------------------------------
Van Kampen Comstock
(Class A)                0.42%          0.25%(15)        ---       0.23%        0.90%
------------------------------------------------------------------------------------------
Van Kampen Aggressive
Growth (Class A)         0.68%          0.24%(15)        ---       0.32%        1.24%
------------------------------------------------------------------------------------------
 1  For those Underlying Funds that pay 12b-1 distribution and service fees that are based upon each fund's  assets,  if you own shares of such a fund for a long period of time, you may pay more than the economic  equivalent of the maximum  front-end  sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

 2  Effective  December 12, 2001, the fund adopted a revised Multiple Class Plan requiring each class to bear  proportionately  all Other Expenses  incurred by the fund based on the relative net assets  attributable  to each such class.  Other  Expenses  have been restated to reflect the adoption of the revised plan.

 3  Other  Expenses,  which  include  the fees and  expenses  of each  fund's  independent directors and their legal counsel, as well as interest,  were less than 0.005% for the most recent fiscal year.

 4  Based on expenses  incurred during the American  Century  International  Growth Fund's most recent fiscal year. The fund has a stepped-fee  schedule. As a result, the fund's management fee rates generally decrease as fund assets increase.

 5  The Total Underlying Fund Expenses are for the fiscal year ended November 30, 2001 and reflect  a  voluntary  waiver  of fees by  Dreyfus.  Without  such a waiver  the Other
    Expenses would have been 0.03% and the Total  Underlying Fund Expenses would have been
    1.03%.

 6  The  adviser  has agreed to  reimburse  Class T of the fund to the  extent  that total operating  expenses  (excluding  interest,  taxes,  certain  securities lending costs,
    brokerage  commissions,   and  extraordinary  expenses),  as  a  percentage  of  their respective  average next assets,  exceed the following  rates:  Fidelity Advisor Value
    Strategies - 1.55%; Fidelity Advisor Dividend Growth - 2.00%; Fidelity Advisor Mid Cap
    - 1.55%; and Fidelity Advisor International Capital Appreciation - 1.95%. A portion of the brokerage  commissions  that each fund pays is used to reduce the fund's expenses.
    Including this reduction,  the total operating  expenses are:  Fidelity  Advisor Value
    Strategies - 1.34%; Fidelity Advisor Dividend Growth - 1.31%; Fidelity Advisor Mid Cap
    - 1.28%; and Fidelity Advisor International Capital Appreciation - 1.73%.

 7  The Fund's actual Other Expenses and Total Annual Fund  Operating  Expenses were lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.

 8  Based  on  estimated  expenses  for  the  current  fiscal  year,  which  may  be  more representative  than actual  expenses  shown in the  financial  highlights  due to the relatively  short period from  inception of Class K shares on December 1, 2000 through
    March 31, 2001.

 9  The fund's total annual  operating  expenses for the most recent fiscal year were less than the  amount  shown  above,  because  the fund's  adviser  waives a portion of its management fee and/or reimburses  expenses in order to keep the fund's total operating expenses at or below a specified  level.  The fund's adviser may eliminate all or part of the fee waiver or reimbursement at any time. With the fee waiver and reimbursement, the fund's actual total annual fund operating expenses for the year ended December 31,
    2001 were 0.95%.

10  The fund has also adopted a Brokerage  Enhancement  Plan under rule 12b-1, but has not yet implemented  the Plan. If the Brokerage  Enhancement  Plan is  implemented,  it is expected that the amounts received by the fund's distributor would exceed not 0.05% of the  fund's  average  net  assets.  This  additional  amount is not  reflected  in the
    "Distribution (12b-1) fees" contained in the table above.

11  The fund's total annual  operating  expenses for the most recent fiscal year were less than the  amount  shown  above,  because  the fund's  adviser  waives a portion of its management fee and/or reimburses  expenses in order to keep the fund's total operating expenses at or below a specified  level.  The fund's adviser may eliminate all or part of the fee waiver or reimbursement at any time. With the fee waiver and reimbursement, the fund's actual total annual fund  operating  expenses for the year ended  September
    30, 2001 were 1.99%.

12  The fund does not  directly pay a  management  fee.  However,  the  underlying  master portfolio  in which the fund  invests,  the  PreservationPlus  Income  Portfolio  (the
    "Portfolio"),  pays a  management  fee  to  its  investment  adviser,  Deutsche  Asset
    Management,  Inc. The  Portfolio  will reduce its advisory fee to 0.10% of its average daily net assets with respect to assets invested in the Deutsche High Yield Bond Fund, an  affiliate  of the  Portfolio.  The  Portfolio  will pay its pro rata  share of the operating expenses, including the investment advisory fee, of any mutual fund in which it invests.

13  "Other Expenses" for the fund include the annual premium paid for Wrapper Agreements.

14  The  fund's  total  annual  fund  operating  expenses  do not  reflect  the  waiver of management fees and/or absorptions.  With waivers and/or absorptions, the total annual fund  operating  expenses  were  1.59%.  Waivers and  absorptions  for the fund may be terminated at any time.

15  Shares are subject to an annual  service  fee of up to 0.25% of the average  daily net assets attributable to such class of shares.
==========================================================================================

EXAMPLES -- The examples presented below assume the maximum separate account and optional  rider charges of 2.05%.  The examples show the expenses that you would pay at the end of one,  three,  five or ten years.  The examples assume that any waivers or reimbursement of expenses  currently in effect,  remain in effect for the period shown. The information presented applies if, at the end of those time periods,  the Contract is (1)  surrendered,  or (2)  annuitized or otherwise not surrendered.  The examples show  expenses  based upon an allocation of $1,000 to each of the  Subaccounts  and a hypothetical  return of 5%. For those  Contracts that do not elect the maximum amount of Riders, or with Contract Value in excess of $25,000, the expenses would be reduced.

   YOU SHOULD NOT CONSIDER THE EXAMPLES BELOW A REPRESENTATION OF PAST OR FUTURE
EXPENSES.  ACTUAL  EXPENSES  MAY BE GREATER OR LESSER THAN THOSE  SHOWN.  THE 5%
RETURN  ASSUMED IN THE EXAMPLES IS  HYPOTHETICAL  AND SHOULD NOT BE CONSIDERED A
REPRESENTATION OF PAST OR FUTURE ACTUAL RETURNS,  WHICH MAY BE GREATER OR LESSER
THAN THE ASSUMED AMOUNT.

   Example -- You would pay the expenses shown below assuming full withdrawal of the Contract at the end of the applicable time period:

================================================================================
                                                  1        3        5       10
                                                 YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
AIM Basic Value                                  $ 99    $166     $225     $386
--------------------------------------------------------------------------------
AIM Mid Cap Core Equity                           100     167      227      390
--------------------------------------------------------------------------------
AIM Small Cap Growth                               98     161      216      369
--------------------------------------------------------------------------------
AIM Blue Chip                                      99     165      223      382
--------------------------------------------------------------------------------
American Century Heritage                          99     164      221      379
--------------------------------------------------------------------------------
American Century Select                            99     164      221      379
--------------------------------------------------------------------------------
American Century Equity Income                     99     164      221      379
--------------------------------------------------------------------------------
American Century International Growth             101     170      231      397
--------------------------------------------------------------------------------
Dreyfus Appreciation                               93     147      194      325
--------------------------------------------------------------------------------
Dreyfus Premier Strategic Value                    97     158      212      360
--------------------------------------------------------------------------------
Dreyfus Midcap Value                               95     154      205      347
--------------------------------------------------------------------------------
Dreyfus General Money Market                       93     149      196      328
--------------------------------------------------------------------------------
Fidelity Advisor Value Strategies                 100     167      227      389
--------------------------------------------------------------------------------
Fidelity Advisor Dividend Growth                  100     167      226      387
--------------------------------------------------------------------------------
Fidelity Advisor Mid Cap                          100     167      227      389
--------------------------------------------------------------------------------
Fidelity Advisor International
Capital Appreciation                              105     181      250      433
--------------------------------------------------------------------------------
INVESCO Dynamics                                   97     160      215      368
--------------------------------------------------------------------------------
INVESCO Technology                                 98     163      219      375
--------------------------------------------------------------------------------
Security Diversified Income                        97     158      212      360
--------------------------------------------------------------------------------
Security Global                                   105     182      251      436
--------------------------------------------------------------------------------
Security Equity                                    96     158      211      358
--------------------------------------------------------------------------------
Security Large Cap Value                           99     166      225      386
--------------------------------------------------------------------------------
Security Large Cap Growth                         108     189      262      456
--------------------------------------------------------------------------------
Security Capital Preservation                     102     174      238      411
--------------------------------------------------------------------------------
Security Mid Cap Growth                            97     160      214      365
--------------------------------------------------------------------------------
Security Mid Cap Value                             99     165      224      384
--------------------------------------------------------------------------------
Security Small Cap Growth                         105     182      251      437
--------------------------------------------------------------------------------
Security Social Awareness                         100     169      230      395
--------------------------------------------------------------------------------
Strong Growth and Income                          101     172      234      404
--------------------------------------------------------------------------------
Strong Growth 20                                  103     175      239      414
--------------------------------------------------------------------------------
Strong Advisor Small Cap Value                    102     174      237      410
--------------------------------------------------------------------------------
Strong Opportunity                                103     176      240      415
--------------------------------------------------------------------------------
Van Kampen Equity and Income                       95     152      202      341
--------------------------------------------------------------------------------
Van Kampen Comstock                                95     154      205      347
--------------------------------------------------------------------------------
Van Kampen Aggressive Growth                       99     164      221      378
================================================================================

   Example -- You would pay the expenses shown below assuming no withdrawals:

================================================================================
                                                  1        3        5       10
                                                 YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
AIM Basic Value                                  $36     $111     $187     $386
--------------------------------------------------------------------------------
AIM Mid Cap Core Equity                           37      112      189      390
--------------------------------------------------------------------------------
AIM Small Cap Growth                              35      105      178      369
--------------------------------------------------------------------------------
AIM Blue Chip                                     36      109      185      382
--------------------------------------------------------------------------------
American Century Heritage                         36      109      183      379
--------------------------------------------------------------------------------
American Century Select                           36      109      183      379
--------------------------------------------------------------------------------
American Century Equity Income                    36      109      183      379
--------------------------------------------------------------------------------
American Century International Growth             38      114      193      397
--------------------------------------------------------------------------------
Dreyfus Appreciation                              30       91      155      325
--------------------------------------------------------------------------------
Dreyfus Premier Strategic Value                   34      102      173      360
--------------------------------------------------------------------------------
Dreyfus Midcap Value                              32       98      166      347
--------------------------------------------------------------------------------
Dreyfus General Money Market                      30       92      157      328
--------------------------------------------------------------------------------
Fidelity Advisor Value Strategies                 37      112      189      389
--------------------------------------------------------------------------------
Fidelity Advisor Dividend Growth                  37      111      188      387
--------------------------------------------------------------------------------
Fidelity Advisor Mid Cap                          37      112      189      389
--------------------------------------------------------------------------------
Fidelity Advisor International
Capital Appreciation                              42      126      212      433
--------------------------------------------------------------------------------
INVESCO Dynamics                                  34      105      177      368
--------------------------------------------------------------------------------
INVESCO Technology                                35      107      181      375
--------------------------------------------------------------------------------
Security Diversified Income                       34      102      173      360
--------------------------------------------------------------------------------
Security Global                                   42      127      214      436
--------------------------------------------------------------------------------
Security Equity                                   33      102      172      358
--------------------------------------------------------------------------------
Security Large Cap Value                          36      111      187      386
--------------------------------------------------------------------------------
Security Large Cap Growth                         45      134      225      456
--------------------------------------------------------------------------------
Security Capital Preservation                     39      119      200      411
--------------------------------------------------------------------------------
Security Mid Cap Growth                           34      104      176      365
--------------------------------------------------------------------------------
Security Mid Cap Value                            36      110      186      384
--------------------------------------------------------------------------------
Security Small Cap Growth                         42      128      214      437
--------------------------------------------------------------------------------
Security Social Awareness                         38      114      192      395
--------------------------------------------------------------------------------
Strong Growth and Income                          38      117      197      404
--------------------------------------------------------------------------------
Strong Growth 20                                  40      120      202      414
--------------------------------------------------------------------------------
Strong Advisor Small Cap Value                    39      119      200      410
--------------------------------------------------------------------------------
Strong Opportunity                                40      120      203      415
--------------------------------------------------------------------------------
Van Kampen Equity and Income                      32       96      163      341
--------------------------------------------------------------------------------
Van Kampen Comstock                               32       98      166      347
--------------------------------------------------------------------------------
Van Kampen Aggressive Growth                      36      108      183      378
================================================================================

CONDENSED FINANCIAL INFORMATION

   The following  condensed  financial  information  presents  accumulation unit values for the period  July 2, 2001 (date of  inception)  through  December  31,
2001, as well as ending accumulation units outstanding under each Subaccount.

================================================================================
                                                                           2001
--------------------------------------------------------------------------------
AIM BASIC VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $10.12
   End of period.......................................................   $ 9.29
Accumulation units outstanding at the end of period....................   32,599
--------------------------------------------------------------------------------
AIM MID CAP CORE EQUITY
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $10.06
   End of period.......................................................   $ 9.44
Accumulation units outstanding at the end of period....................    5,147
--------------------------------------------------------------------------------
AIM SMALL CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.86
   End of period.......................................................   $ 9.23
Accumulation units outstanding at the end of period....................    9,248
--------------------------------------------------------------------------------
AIM BLUE CHIP
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.50
   End of period.......................................................   $ 8.40
Accumulation units outstanding at the end of period....................    9,003
--------------------------------------------------------------------------------
AMERICAN CENTURY HERITAGE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $10.09
   End of period.......................................................   $ 8.40
Accumulation units outstanding at the end of period....................      652
--------------------------------------------------------------------------------
AMERICAN CENTURY SELECT
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.59
   End of period.......................................................   $ 8.60
Accumulation units outstanding at the end of period....................    1,562
--------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $10.11
   End of period.......................................................   $10.41
Accumulation units outstanding at the end of period....................    6,302
--------------------------------------------------------------------------------
AMERICAN CENTURY INTERNATIONAL GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.21
   End of period.......................................................   $ 8.12
Accumulation units outstanding at the end of period....................    2,116
--------------------------------------------------------------------------------
DREYFUS APPRECIATION
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.64
   End of period.......................................................   $ 9.04
Accumulation units outstanding at the end of period....................   16,424
--------------------------------------------------------------------------------
DREYFUS PREMIER STRATEGIC VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.93
   End of period.......................................................   $ 9.80
Accumulation units outstanding at the end of period....................    1,387
--------------------------------------------------------------------------------
DREYFUS MIDCAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.60
   End of period.......................................................   $ 9.44
Accumulation units outstanding at the end of period....................   10,151
--------------------------------------------------------------------------------
DREYFUS GENERAL MONEY MARKET
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $10.00
   End of period.......................................................   $ 9.93
Accumulation units outstanding at the end of period....................    7,130
--------------------------------------------------------------------------------
FIDELITY ADVISOR VALUE STRATEGIES
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $10.73
   End of period.......................................................   $ 9.79
Accumulation units outstanding at the end of period....................   13,282
--------------------------------------------------------------------------------
FIDELITY ADVISOR DIVIDEND GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.90
   End of period.......................................................   $ 9.40
Accumulation units outstanding at the end of period....................    4,709
--------------------------------------------------------------------------------
FIDELITY ADVISOR MID CAP
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $10.01
   End of period.......................................................   $ 9.14
Accumulation units outstanding at the end of period....................    7,408
--------------------------------------------------------------------------------
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.28
   End of period.......................................................   $ 9.12
Accumulation units outstanding at the end of period....................      637
--------------------------------------------------------------------------------
INVESCO DYNAMICS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.34
   End of period.......................................................   $ 7.84
Accumulation units outstanding at the end of period....................      166
--------------------------------------------------------------------------------
INVESCO TECHNOLOGY
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 8.76
   End of period.......................................................   $ 7.02
Accumulation units outstanding at the end of period....................    5,353
--------------------------------------------------------------------------------
SECURITY DIVERSIFIED INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $10.03
   End of period.......................................................   $10.21
Accumulation units outstanding at the end of period....................   15,149
--------------------------------------------------------------------------------
SECURITY GLOBAL
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.72
   End of period.......................................................   $ 8.99
Accumulation units outstanding at the end of period....................   24,741
--------------------------------------------------------------------------------
SECURITY EQUITY
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.82
   End of period.......................................................   $ 9.00
Accumulation units outstanding at the end of period....................    2,621
--------------------------------------------------------------------------------
SECURITY LARGE CAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.87
   End of period.......................................................   $ 9.35
Accumulation units outstanding at the end of period....................   10,858
--------------------------------------------------------------------------------
SECURITY LARGE CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.69
   End of period.......................................................   $ 8.86
Accumulation units outstanding at the end of period....................    1,644
--------------------------------------------------------------------------------
SECURITY CAPITAL PRESERVATION
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $10.04
   End of period.......................................................   $10.13
Accumulation units outstanding at the end of period....................   32,546
--------------------------------------------------------------------------------
SECURITY MID CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.67
   End of period.......................................................   $ 8.99
Accumulation units outstanding at the end of period....................   13,183
--------------------------------------------------------------------------------
SECURITY MID CAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $10.06
   End of period.......................................................   $ 9.87
Accumulation units outstanding at the end of period....................   34,205
--------------------------------------------------------------------------------
SECURITY SMALL CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.87
   End of period.......................................................   $ 8.66
Accumulation units outstanding at the end of period....................    1,216
--------------------------------------------------------------------------------
SECURITY SOCIAL AWARENESS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.68
   End of period.......................................................   $ 8.88
Accumulation units outstanding at the end of period....................    5,954
--------------------------------------------------------------------------------
STRONG GROWTH AND INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.62
   End of period.......................................................   $ 8.64
Accumulation units outstanding at the end of period....................    3,944
--------------------------------------------------------------------------------
STRONG GROWTH 20
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 8.91
   End of period.......................................................   $ 7.46
Accumulation units outstanding at the end of period....................   12,355
--------------------------------------------------------------------------------
STRONG ADVISOR SMALL CAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $10.10
   End of period.......................................................   $ 9.66
Accumulation units outstanding at the end of period....................   13,385
--------------------------------------------------------------------------------
STRONG OPPORTUNITY
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.71
   End of period.......................................................   $ 9.06
Accumulation units outstanding at the end of period....................    4,610
--------------------------------------------------------------------------------
VAN KAMPEN EQUITY AND INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $10.01
   End of period.......................................................   $ 9.63
Accumulation units outstanding at the end of period....................   19,794
--------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.86
   End of period.......................................................   $ 8.97
Accumulation units outstanding at the end of period....................   39,034
--------------------------------------------------------------------------------
VAN KAMPEN AGGRESSIVE GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.15
   End of period.......................................................   $ 7.67
Accumulation units outstanding at the end of period....................    2,834
================================================================================

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY BENEFIT LIFE INSURANCE  COMPANY -- Security Benefit is a life insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

   On July 31, 1998,  Security  Benefit  converted  from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of persons  who were  Owners as of July 31,  1998  became  membership interests  in  Security  Benefit  Mutual  Holding  Company as of that date,  and persons who acquire policies from Security Benefit after that date automatically become members in the mutual holding company.

   Security  Benefit offers life insurance  policies and annuity  contracts,  as well as financial and retirement services.  It is admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 2001,
Security Benefit had total assets of approximately  $7.9 billion.  Together with
its  subsidiaries,   Security  Benefit  has  total  funds  under  management  of approximately $9.8 billion.

   The Principal  Underwriter  for the Contract is Security  Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by Security Benefit.

PUBLISHED  RATINGS  --  Security  Benefit  may  from  time  to time  publish  in advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or claims-paying  ability of Security Benefit and should not be considered as bearing on the investment  performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of Security Benefit as measured by Standard & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- Security  Benefit  established  the Separate  Account under
Kansas law on June 26, 2000. The Contract  provides that the income,  gains,  or losses of the  Separate  Account,  whether or not  realized,  are credited to or charged  against  the assets of the  Separate  Account  without  regard to other income, gains, or losses of Security Benefit. Kansas law provides that assets in a separate account  attributable to the reserves and other  liabilities  under a contract may not be charged  with  liabilities  arising from any other  business that the  insurance  company  conducts  if, and to the extent  the  contract  so provides.  The Contract  contains  such a provision.  Security  Benefit owns the assets in the Separate Account and is required to maintain  sufficient assets in the  Separate  Account  to meet  all  Separate  Account  obligations  under  the
Contract.  Security  Benefit may  transfer to its  General  Account  assets that exceed anticipated  obligations of the Separate Account. All obligations arising under the  Contracts  are general  corporate  obligations  of Security  Benefit.
Security  Benefit  may invest its own assets in the  Separate  Account for other purposes,  but not to support  contracts other than variable annuity  contracts, and may accumulate in the Separate  Account  proceeds from Contract  charges and investment results applicable to those assets.

   The Separate Account is currently  divided into 35 Subaccounts.  The Contract provides  that the  income,  gains and  losses,  whether  or not  realized,  are credited to, or charged against, the assets of each Subaccount without regard to the income,  gains or losses in the other  Subaccounts.  Each Subaccount invests exclusively in shares of a corresponding  Underlying Fund.  Security Benefit may in the future establish  additional  Subaccounts of the Separate Account,  which may  invest  in other  Underlying  Funds or in other  securities  or  investment vehicles.

   The Separate  Account is registered with the SEC as a unit  investment  trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of Security Benefit.

UNDERLYING  FUNDS -- Each Underlying Fund is an open-end  management  investment company of the series  type and is  registered  with the SEC under the 1940 Act.
Such registration does not involve  supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies. Shares of each Underlying Fund are available to the general  public.  A summary of the  investment  objective  of each of the
Underlying  Funds is set forth at the end of this  Prospectus.  We cannot assure that any Underlying Fund will achieve its objective.  More detailed  information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

   Prospectuses for the Underlying Funds should be read in conjunction with this
Prospectus and can be obtained by calling 1-800-888-2461.

   Security Benefit has entered into agreements with the Underlying Funds and/or certain  service  providers to the Underlying  Funds,  such as an underwriter or investment  adviser.  Under  these  agreements,  Security  Benefit  or  Security
Distributors, Inc. ("SDI"), the underwriter for the Contract, is compensated for providing  various  services to Owners of the Contract  and/or to the Underlying
Funds.  The  compensation  received by Security Benefit or SDI may come from the
Underlying Fund,  including  amounts paid under a Rule 12b-1 Plan adopted by the
Underlying Fund, or from one of the Underlying Fund's service providers.

   The services  provided by Security  Benefit  and/or SDI include,  but are not limited to, the following: (i) Administrative/Sub-Transfer Agency services, such as  maintaining  separate  records of each  Contract  Owner's  investment in the
Underlying  Funds,  disbursing  or crediting to Contract  Owners the proceeds of redemptions  of Underlying  Funds and providing  account  statements to Contract
Owners  showing  their  beneficial  investment  in the  Underlying  Funds;  (ii)
Shareholder  Services,  such as providing information regarding Underlying Funds to Contract Owners,  maintaining a call center to facilitate  answering Contract
Owner questions regarding the Underlying Funds and effecting transactions in the shares of Underlying  Funds on behalf of Contract Owners and (iii)  Distribution
Services,  such  as  distributing  prospectuses  for  the  Underlying  Funds  to prospective  Contract  Owners,  training  of  sales  personnel  and  such  other distribution  related services as an Underlying Fund may reasonably request. For
providing   Administrative/Sub-Transfer   Agency  services  and/or   Shareholder
Services,  the compensation  which Security Benefit receives varies based on the services being provided,  but is generally between 0.15% to 0.40% of the average net assets of the  Contract  invested  in the  Underlying  Fund.  For  providing
Distribution  Services,  the  compensation  which SDI receives is generally  not expected to exceed 0.25% of the average net assets of the  Contract  invested in the Underlying Fund.

THE CONTRACT

GENERAL -- Security Benefit issues the Contract  offered by this Prospectus.  It is a flexible  purchase  payment  deferred  variable  annuity.  The  Contract is significantly  different  from a fixed annuity  contract in that it is the Owner under a Contract  who  assumes the risk of  investment  gain or loss rather than
Security Benefit.  When you are ready to begin receiving  annuity payments,  the
Contract  provides several Annuity Options under which Security Benefit will pay periodic annuity payments on a variable basis, a fixed basis or both,  beginning on the  Annuity  Start  Date.  The amount  that will be  available  for  annuity payments will depend on the investment  performance of the  Subaccounts to which you have  allocated  purchase  payments  and the amount of interest  credited on
Contract Value that you have allocated to the Fixed Account.

   The Contract is available for purchase by an  individual  in connection  with certain tax qualified  retirement  plans that meet the  requirements  of Section
403(b) or 408 of the Internal Revenue Code ("Qualified  Plan").  Certain federal tax  advantages  are  currently  available to  retirement  plans that qualify as
annuity  purchase  plans  of  public  school  systems  and  certain   tax-exempt
organizations under Section 403(b).

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial purchase payment to Security  Benefit,  as well as any other form or  information  that  Security  Benefit  may  require.  Security
Benefit  reserves the right to reject an application or purchase payment for any reason,  subject to Security Benefit's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

   The maximum age of an Owner or Annuitant  for which a Contract will be issued is age 90.  If  there  are  Joint  Annuitants,  the  maximum  issue  age will be determined by reference to the older Annuitant.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $1,000.  Thereafter,  you may choose  the amount and  frequency  of purchase payments,  except that the minimum subsequent  purchase payment is $25.
The minimum  subsequent  purchase  payment if you elect an Automatic  Investment
Program  is $25.  Security  Benefit  may  reduce the  minimum  purchase  payment requirement under certain circumstances.  Purchase payments exceeding $1 million will not be accepted without prior approval of Security Benefit.

   Security  Benefit will apply the initial  purchase payment not later than the end of the second  Valuation  Date after the  Valuation  Date it is  received by
Security Benefit;  provided that the purchase payment is preceded or accompanied by an application that contains  sufficient  information to establish an account and properly credit such purchase payment. The application form will be provided
by  Security   Benefit.   If  Security  Benefit  does  not  receive  a  complete
application,  Security  Benefit  will  notify  you  that it does  not  have  the necessary  information to issue a Contract.  If you do not provide the necessary information to Security  Benefit within five Valuation Dates after the Valuation
Date on which Security Benefit first receives the initial purchase payment or if
Security  Benefit  determines it cannot  otherwise issue the Contract,  Security
Benefit  will return the initial  purchase  payment to you unless you consent to
Security  Benefit  retaining the purchase  payment until the application is made complete.

   Security Benefit will credit  subsequent  purchase  payments as of the end of the Valuation  Period in which they are received by Security Benefit at its Home
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid  under an  Automatic  Investment  Program.  The  initial  purchase  payment required must be paid before the Automatic  Investment  Program will be accepted by Security Benefit.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than $25.00 per payment being  allocated to any one Subaccount or the Fixed
Account.  The  allocations  may be a whole dollar amount or a whole  percentage.
Available allocation alternatives include 35 Subaccounts and the Fixed Account.

   You may change the purchase payment  allocation  instructions by submitting a proper written  request to Security  Benefit's  Home Office.  A proper change in allocation  instructions  will be effective upon receipt by Security  Benefit at its Home  Office  and will  continue  in  effect  until  you  submit a change in instructions to Security Benefit.  You may make changes in your purchase payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone  provided the  Electronic  Transfer  Privilege section of the application or the proper form is properly completed, signed, and filed at Security  Benefit's  Home Office.  Changes in the  allocation of future purchase  payments have no effect on existing  Contract Value. You may, however, transfer  Contract  Value  among the  Subaccounts  and the Fixed  Account in the manner described in "Transfers of Contract Value," page 21.

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost  average  your  Contract  Value by  authorizing  Security  Benefit  to make periodic  transfers of Contract  Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which  securities are purchased at regular  intervals in fixed dollar amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles.  The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the  Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

   An Asset  Reallocation/Dollar  Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  a fixed period or earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

   After  Security  Benefit  has  received  an  Asset  Reallocation/Dollar  Cost
Averaging  request in proper  form at its Home  Office,  Security  Benefit  will transfer  Contract Value in the amounts you designate  from the Subaccount  from which transfers are to be made to the Subaccount or Subaccounts you have chosen.
Security Benefit will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary,  whichever corresponds to the  period  selected,  of the date of  receipt  at the Home  Office of an Asset
Reallocation/Dollar  Cost  Averaging  request in proper form.  Transfers will be made until the total  amount  elected has been  transferred,  or until  Contract
Value in the Subaccount from which transfers are made has been depleted. Amounts periodically  transferred under this option are not included in the 14 transfers per Contract  Year that are allowed as discussed  under  "Transfers  of Contract
Value," page 21.

   You may  instruct  Security  Benefit at any time to  terminate  the option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging  Option  has  been  canceled,  a new  Asset  Reallocation/Dollar  Cost
Averaging form must be completed and sent to the Home Office.  Security  Benefit requires that you wait at least a month (or a quarter if transfers  were made on a quarterly  basis) before  reinstating  Dollar Cost Averaging after it has been terminated for any reason. Security Benefit may discontinue,  modify, or suspend the  Dollar  Cost  Averaging  Option  at any  time.  Security  Benefit  does not currently charge a fee for this option.

   You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "The Fixed Account," page 35.

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize
Security  Benefit  to  automatically  transfer  Contract  Value on a  quarterly, semiannual or annual basis to maintain a particular  percentage allocation among the  Subaccounts.  The Contract Value  allocated to each Subaccount will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

   To elect this option an Asset  Reallocation/Dollar  Cost Averaging request in proper form must be received by Security  Benefit at its Home  Office.  An Asset
Reallocation/Dollar  Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

   Upon receipt of the Asset  Reallocation/Dollar  Cost Averaging form, Security
Benefit will effect a transfer or, in the case of a new Contract,  will allocate the initial purchase  payment,  among the Subaccounts based upon the percentages that you selected. Thereafter,  Security Benefit will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as
applicable,   of  the  date  of   Security   Benefit's   receipt  of  the  Asset
Reallocation/Dollar   Cost  Averaging   request  in  proper  form.  The  amounts
transferred will be credited at the price of the Subaccount as of the end of the
Valuation  Date  on  which  the  transfer  is  effected.   Amounts  periodically
transferred  under this option are not included in the 14 transfers per Contract
Year that are allowed as discussed under "Transfers of Contract Value," page 21.

   You may instruct  Security  Benefit at any time to  terminate  this option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the  Subaccounts  that has not been  transferred  will  remain in those
Subaccounts  regardless  of the  percentage  allocation  unless you  instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to Security  Benefit's Home Office.  Security  Benefit may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation  Option at any time.  Security  Benefit does not currently charge a fee for this option.

   Contract  Value  allocated to the Fixed  Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account," page 36.

TRANSFERS  OF  CONTRACT  VALUE -- You may  transfer  Contract  Value  among  the
Subaccounts  upon proper written request to Security  Benefit's Home Office,  or you may make  transfers  (other  than  transfers  pursuant  to the  Dollar  Cost
Averaging  and  Asset  Reallocation  Options)  by  telephone  if the  Electronic
Transfer  Privilege  section  of the  application  or the  proper  form has been properly  completed,  signed and filed at Security  Benefit's  Home Office.  The minimum transfer amount is $25, or the amount  remaining in a given  Subaccount.
The minimum  transfer  amount does not apply to transfers  under the Dollar Cost
Averaging or Asset Reallocation Options.

   Security Benefit effects  transfers  between  Subaccounts at their respective accumulation  unit values as of the close of the  Valuation  Period during which the transfer request is received.

   You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the  Subaccounts  are  restricted as described in "The
Fixed Account," page 35.

   Security  Benefit  generally  does not  limit  the  frequency  of  transfers, although Security Benefit reserves the right to limit the number of transfers to
14 in a Contract  Year.  Also,  the Contract is not  designed  for  professional
"market timing" organizations, or other organizations or individuals engaging in a market timing strategy, or making programmed transfers,  frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund.
These  kinds  of  strategies  and  transfer  activities  are  disruptive  to the
Underlying Funds in which the Subaccounts invest. If Security Benefit determines that  your  transfer  patterns  among  the  Subaccounts  are  disruptive  to the
Underlying  Funds,  Security  Benefit  may  among  other  things,  restrict  the availability of telephone transfers or other electronic  transfers.  We may also refuse  to act on  transfer  instructions  of an agent  acting  under a power of attorney  who is acting on behalf of one or more  owners.  Also,  certain of the
Underlying Funds have in place limits on the number of transfers  permitted in a
Contract  Year,  which limits are more  restrictive  than 14 per Contract  Year.
Security Benefit reserves the right to limit the size and frequency of transfers and to discontinue telephone and other electronic transfers.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   On each  Valuation  Date,  the  amount of  Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that Subaccount. See "Determination of Contract Value," below. No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon several factors, including

o  Investment  performance  of the  Subaccounts  to  which  you  have  allocated
   Contract Value,
o  Payment of purchase payments,
o  The amount of any outstanding Contract Debt,
o  Full and partial withdrawals, and
o  Charges assessed in connection with the Contract,  including  charges for any optional Riders selected.

The  amounts  allocated  to the  Subaccounts  will be  invested in shares of the corresponding  Underlying Funds. The investment performance of a Subaccount will reflect  increases  or  decreases  in the  net  asset  value  per  share  of the corresponding Underlying Fund and any dividends or distributions declared by the
Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically  reinvested in shares of the same Underlying Fund, unless Security
Benefit, on behalf of the Separate Account, elects otherwise.

   Assets in the  Subaccounts  are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate the value of an Owner's  interest in a  Subaccount.  When you allocate  purchase  payments to a  Subaccount,  your
Contract is credited with Accumulation  Units. The number of Accumulation  Units to be credited is determined by dividing the dollar amount, including any Credit
Enhancements,  allocated  to the  particular  Subaccount  by the  price  for the
Subaccount's  Accumulation  Units as of the end of the Valuation Period in which the purchase payment is credited.

   In addition, other transactions including loans, full or partial withdrawals, transfers,  and assessment of certain  charges  against the Contract  affect the number  of  Accumulation  Units  credited  to a  Contract.  The  number of units credited or debited in  connection  with any such  transaction  is determined by dividing the dollar amount of such  transaction by the price of the Accumulation
Unit  of  the  affected   Subaccount  next  determined   after  receipt  of  the
transaction.  The price of each  Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time.
Transactions  received after that time on any Valuation Date will be effected at the  Accumulation  Unit value  determined on the following  Valuation  Date. The price of each  Subaccount  may be determined  earlier if trading on the New York
Stock Exchange is restricted or as permitted by the SEC.

   The number of Accumulation  Units credited to a Contract shall not be changed by any subsequent  change in the value of an  Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from  Valuation  Date to Valuation Date depending upon the investment  experience of the Subaccount and charges  against the Subaccount.

   The  price of each  Subaccount's  units  initially  was $10.  The  price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment
performance  of  the  corresponding   Underlying  Fund,  (2)  any  dividends  or
distributions  paid by the  corresponding  Underlying Fund, (3) the charges,  if any,  that may be  assessed by Security  Benefit for taxes  attributable  to the operation of the Subaccount,  (4) the minimum  mortality and expense risk charge under  the  Contract  of  0.75%,  and (5) the  administration  charge  under the
Contract of 0.15%.

   The minimum mortality and expense risk charge of 0.75% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each
Subaccount on each Valuation  Date.  Security  Benefit deducts any mortality and expense  risk charge  above the minimum  charge and the charge for any  optional
Riders (the "Excess  Charge") on a monthly  basis.  Each  Subaccount  declares a monthly  dividend  and  Security  Benefit  deducts  the Excess  Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage  of  your  Contract  Value  allocated  to  the  Subaccount  as of the reinvestment  date.  The  monthly  dividend  is paid  only  for the  purpose  of collecting the Excess  Charge.  Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration  charge,  your Contract
Value will be reduced in the amount of your Excess Charge upon  reinvestment  of the  Subaccount's  monthly  dividend.  Security  Benefit  reserves  the right to compute and deduct the Excess  Charge  from each  Subaccount  on each  Valuation
Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

FULL AND  PARTIAL  WITHDRAWALS  -- An Owner  may make a  partial  withdrawal  of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the  end of the  Valuation  Period  that a  proper  Withdrawal  Request  form is received by Security  Benefit at its Home Office.  A proper written request must
include  the  written   consent  of  any  effective   assignee  or   irrevocable
Beneficiary, if applicable.

   The  proceeds  received  upon  a  full  withdrawal  will  be  the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received by Security Benefit at its Home Office,  less any outstanding  Contract
Debt, any  applicable  withdrawal  charges,  any pro rata account charge and any uncollected premium taxes. If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit  Enhancements  that have not yet vested.  See the discussion of vesting of Credit Enhancements under "Extra Credit," page 30.

   Security  Benefit  requires  the  signature  of the Owner on any  request for withdrawal, and a guarantee of such signature to effect the transfer or exchange of all or part of the Contract for another  investment.  The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national  securities exchange or savings  association.  Security Benefit further requires  that any request to transfer or exchange  all or part of the  Contract for another investment be made upon a transfer form provided by Security Benefit which is available upon request.

   A partial  withdrawal  may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment by Security  Benefit of the amount  specified in the partial withdrawal  request  provided  there is  sufficient  Contract  Value to meet the request.  Any withdrawal charge will be deducted from remaining  Contract Value, provided there is sufficient  Contract Value available.  Alternatively,  you may request that any withdrawal charge be deducted from your payment.  Upon payment, your Contract Value will be reduced by an amount equal to the payment,  plus any applicable  withdrawal charge, or if you requested that any withdrawal charge be deducted  from your  payment,  your payment will be reduced by the amount of any such charge.  Contract  Value will also be reduced by a percentage of any Credit
Enhancements that have not yet vested. See "Extra Credit," page 30. If a partial withdrawal  is  requested  after the first  Contract  Year that would  leave the
Withdrawal Value in the Contract less than $2,000, Security Benefit reserves the right to treat the partial withdrawal as a request for a full withdrawal.

   Security  Benefit  will  deduct the amount of a partial  withdrawal  from the
Contract  Value in the  Subaccounts  and the  Fixed  Account,  according  to the
Owner's  instructions to Security Benefit. If you do not specify the allocation,
Security Benefit will deduct the withdrawal in the same proportion that Contract
Value is allocated among the Subaccounts and the Fixed Account.

   A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be subject to a withdrawal  charge if a withdrawal is made from  purchase  payments that have been held in the Contract for less than seven years and may be subject to a premium tax charge to reimburse Security Benefit for any tax on premiums on a  Contract  that may be  imposed by  various  states  and  municipalities.  See
"Contingent Deferred Sales Charge," page 24, and "Premium Tax Charge," page 26.

   A full or partial withdrawal,  including a systematic withdrawal,  may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code,  reference should be made
to  the  terms  of  the  particular   Qualified  Plan  for  any  limitations  or
restrictions  on  withdrawals.   For  more  information,  see  "Restrictions  on
Withdrawals from Qualified Plans," page 39. The tax consequences of a withdrawal under the Contract  should be carefully  considered.  See "Federal Tax Matters,"
page 39.

SYSTEMATIC  WITHDRAWALS  -- Security  Benefit  currently  offers a feature under which you may select systematic  withdrawals.  Under this feature,  an Owner may elect to receive systematic withdrawals while the Owner is living and before the
Annuity  Start  Date by  sending a  properly  completed  Request  for  Scheduled
Systematic Payments form to Security Benefit at its Home Office. This option may be elected at any time. An Owner may designate the systematic  withdrawal amount as a percentage  of Contract  Value  allocated to the  Subaccounts  and/or Fixed
Account, as a fixed period, as level payments,  as a specified dollar amount, as all earnings in the Contract,  or based upon the life expectancy of the Owner or the Owner and a Beneficiary.  An Owner also may designate the desired  frequency of the systematic withdrawals,  which may be monthly,  quarterly,  semiannual or annual. The Owner may stop or modify systematic  withdrawals upon proper written request  received  by  Security  Benefit at its Home  Office at least 30 days in advance of the requested date of termination or  modification.  A proper request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

   Each systematic withdrawal must be at least $100. Upon payment, your Contract
Value  will be  reduced  by an amount  equal to the  payment  proceeds  plus any applicable  withdrawal  charge  and  premium  tax.  Contract  Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See
"Extra  Credit," page 30. Any systematic  withdrawal  that equals or exceeds the
Withdrawal Value will be treated as a full withdrawal.  In no event will payment of a systematic  withdrawal  exceed the  Withdrawal  Value.  The  Contract  will automatically  terminate  if  a  systematic  withdrawal  causes  the  Contract's
Withdrawal Value to equal zero.

   Security Benefit will effect each systematic  withdrawal as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as
you have directed.  If you do not specify the allocation,  Security Benefit will deduct the systematic  withdrawal in the same  proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

   Security Benefit may, at any time,  discontinue,  modify, suspend or charge a
fee  for  systematic   withdrawals.   You  should  consider  carefully  the  tax
consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on  withdrawals  made prior to the Owner  attaining  age 59 1/2.  See
"Federal Tax Matters," page 39.

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period  beginning when you receive the Contract.  In this event,  Security  Benefit  will then deem void the  returned  Contract  and will refund to you purchase  payments  allocated to the Fixed Account (not  including any  Credit  Enhancements  if an Extra  Credit  Rider was in  effect).  Security
Benefit  will also  refund as of the  Valuation  Date on which we  receive  your
Contract  any Contract  Value  allocated  to the  Subaccounts,  plus any charges deducted from such Contract Value,  less the Contract Value  attributable to any
Credit Enhancements.

   Some states' laws require us to refund your purchase payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your Contract during the Free-Look  Period,  Security Benefit will refund purchase payments allocated to the Subaccounts rather than Contract Value.

DEATH  BENEFIT -- If the Owner dies prior to the  Annuity  Start Date while this
Contract is in force,  Security  Benefit will pay the death benefit  proceeds to the  Designated  Beneficiary  upon receipt of due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary.

   If the  surviving  spouse  of the  deceased  Owner  is  the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations.  See "Distribution Requirements" below. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding  payment.  If the  death of the Owner  occurs on or after the  Annuity
Start Date,  any death benefit will be determined  according to the terms of the
Annuity Option. See "Annuity Options," page 33.

   The  death  benefit  proceeds  will  be  the  death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity  Start Date while this  Contract is in force, the amount of the death benefit will be the greater of:

1.  The sum of all purchase  payments (not including any Credit  Enhancements if an Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2.  The Contract Value on the date due proof of death and instructions regarding payment  are  received  by Security  Benefit  (less any Credit  Enhancements applied during the 12 months prior to the date of the Owner's death).

   If any Owner  was age 81 or older on the  Contract  Date,  or if due proof of death and instructions regarding payment are not received by Security Benefit at its Home Office  within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   If you purchased one or more of the optional  Riders that provide an enhanced death  benefit,  your death benefit will be  determined  in accordance  with the terms of the Rider.  See the  discussion of the Annual Stepped Up Death Benefit;
Guaranteed  Growth Death  Benefit;  Combined  Annual  Stepped Up and  Guaranteed
Growth Death Benefit;  Enhanced Death Benefit;  Combined  Enhanced Death Benefit
and  Annual  Stepped Up Death  Benefit;  Combined  Enhanced  Death  Benefit  and
Guaranteed  Growth Death Benefit;  and Combined  Enhanced Death Benefit,  Annual
Stepped Up Death  Benefit,  and  Guaranteed  Growth  Death  Benefit.  Your death benefit  proceeds  under the  Rider  will be the death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax.

   The death benefit  proceeds will be paid to the  Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity  Options.   See  "Federal  Tax  Matters,"  page  39  and   "Distribution
Requirements,"  below for a discussion of the tax  consequences  in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Qualified
Plan, the terms of the particular  Qualified Plan and the Internal  Revenue Code should be reviewed with respect to limitations or restrictions on  distributions following the death of the Owner or Annuitant.  Because the rules  applicable to
Qualified  Plans are  extremely  complex,  a  competent  tax  adviser  should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural  person and is not the  Annuitant,  no death  benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant within  30 days of the  Annuitant's  death.  If a new  Annuitant  is not  named,
Security  Benefit will  designate  the Owner as  Annuitant.  On the death of the
Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated  Beneficiary  pursuant to the Annuity
Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES  CHARGE -- Security  Benefit  does not deduct  sales charges  from  purchase  payments  before  allocating  them to  Contract  Value.
However,  except as set forth  below,  Security  Benefit may assess a contingent deferred sales charge (which may also be referred to as a withdrawal  charge) on a full or partial withdrawal, including systematic withdrawals, depending on how long your purchase payments have been held under the Contract.

   Security  Benefit  will waive the  withdrawal  charge on  withdrawals  to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  do not  exceed the Free  Withdrawal  amount.  The Free  Withdrawal amount  is  equal in the  first  Contract  Year,  to 10% of  purchase  payments, excluding any Credit  Enhancements,  made during the year and for any subsequent
Contract  Year,  to 10% of Contract  Value as of the first day of that  Contract
Year.

   The withdrawal charge applies to the portion of any withdrawal, consisting of purchase  payments,  that exceeds the Free  Withdrawal  amount.  For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase  payments in the order they were received and then from  earnings.  The withdrawal  charge does not apply to  withdrawals of earnings.  Free  withdrawal amounts do not reduce  purchase  payments for the purpose of determining  future withdrawal charges.

   The amount of the charge will depend on how long your purchase  payments have been held under the Contract.  Each  purchase  payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by Security  Benefit and increases in age each year thereafter.  The withdrawal charge is calculated according to the following schedule:

                      ===================================
                      PURCHASE PAYMENT AGE     WITHDRAWAL
                           (IN YEARS)            CHARGE
                      -----------------------------------
                                1                  7%
                                2                  7%
                                3                  6%
                                4                  5%
                                5                  4%
                                6                  3%
                                7                  2%
                           8 and over              0%
                      ===================================

   In no event  will the  amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be imposed upon: (1) payment of death benefit  proceeds;
or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years.  Security  Benefit will assess the withdrawal  charge against the  Subaccounts  and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

   Security Benefit pays sales commissions to broker-dealers  and other expenses associated with the promotion and sales of the Contracts.  The withdrawal charge is designed  to  reimburse  Security  Benefit  for these  costs,  although it is expected that actual expenses will be greater than the amount of the charge.  To the extent that all sales  expenses  are not  recovered  from the  charge,  such expenses  may  be  recovered  from  other  charges,  including  amounts  derived indirectly  from the charge for mortality and expense risk.  Broker-dealers  may receive  aggregate  commissions  of up to 6.5% of aggregate  purchase  payments.
Security Benefit also may pay override payments,  expense  allowances,  bonuses,
wholesaler  fees  and  training  allowances.   Registered  representatives  earn
commissions  from the  broker-dealers  with which they are  affiliated  and such arrangements will vary. In addition, registered representatives may be eligible, under programs adopted by Security Benefit to receive non-cash compensation such as expense-paid  due diligence trips and educational  seminars.  No compensation will be  offered  to the  extent  it is  prohibited  by the laws of any state or self-regulatory agency, such as the NASD.

MORTALITY  AND  EXPENSE  RISK CHARGE --  Security  Benefit  deducts a charge for mortality  and expense  risks  assumed by Security  Benefit  under the Contract.
Security  Benefit  deducts a daily minimum  charge equal to 0.75%,  on an annual basis,  of each  Subaccount's  average  daily net assets.  If you are subject to mortality  and expense risk charge above the minimum  charge,  Security  Benefit deducts  it from your  Contract  Value on a monthly  basis.  The  mortality  and expense risk charge amount is  determined  each month by reference to the amount of your Contract Value, as set forth in the table below.

                   ==========================================
                                         ANNUAL MORTALITY AND
                   CONTRACT VALUE        EXPENSE RISK CHARGE
                   ------------------------------------------
                   Less than $25,000            0.90%
                   $25,000 or more              0.75%
                   ==========================================

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  The mortality and expense risk charge is intended to compensate Security Benefit for certain  mortality and expense risks  Security  Benefit  assumes in offering and administering the Contracts and in operating the Subaccounts.

   The  expense  risk is the risk that  Security  Benefit's  actual  expenses in issuing and  administering  the Contracts and operating the Subaccounts  will be more than the charges  assessed for such  expenses.  The mortality risk borne by
Security Benefit is the risk that Annuitants,  as a group, will live longer than
Security  Benefit's  actuarial tables predict.  In this event,  Security Benefit guarantees  that annuity  payments will not be affected by a change in mortality experience  that results in the payment of greater  annuity  income than assumed under the Annuity  Options in the  Contract.  Security  Benefit  also  assumes a mortality risk in connection with the death benefit under the Contract.

   Security  Benefit  may  ultimately  realize a profit  from this charge to the extent it is not needed to cover  mortality  and  administrative  expenses,  but
Security  Benefit may realize a loss to the extent the charge is not sufficient.
Security  Benefit  may use any profit  derived  from this  charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value,"
page 21, for more  information  about how Security Benefit deducts the mortality and expense risk charge.

ADMINISTRATION  CHARGE -- Security Benefit deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
The purpose of this charge is to  compensate  Security  Benefit for the expenses associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT   ADMINISTRATION   CHARGE  --  Security   Benefit   deducts  an  account
administration   charge  of  $30.00  from   Contract   Value  at  each  Contract
Anniversary.  Security  Benefit will waive the charge if your Contract  Value is
$50,000 or more on the date the charge is to be deducted.  Security Benefit will deduct a pro rata account administration charge (1) upon a full withdrawal;  (2)
upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen;  and (3) upon  payment of a death  benefit.  This charge is not deducted during the Annuity  Period if one of the Annuity  Options 1 through 4, 7 or 8 is chosen.  The  purpose of the charge is to  compensate  Security  Benefit for the expenses associated with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and
Security  Benefit's  status in a particular  state.  Security Benefit assesses a premium  tax  charge to  reimburse  itself for  premium  taxes that it incurs in connection  with a  Contract.  Security  Benefit  deducts  this charge when due, typically upon the Annuity Start Date or payment of a purchase payment. Security
Benefit may deduct  premium tax upon a full or partial  withdrawal  if a premium tax has been incurred and is not refundable. Security Benefit reserves the right to deduct  premium  taxes  when due or any time  thereafter.  Premium  tax rates currently  range from 0% to 3.5%,  but are  subject to change by a  governmental entity.

OTHER  CHARGES  --  Security  Benefit  may charge  the  Separate  Account or the
Subaccounts for the federal,  state, or local taxes incurred by Security Benefit that are  attributable  to the Separate  Account or the  Subaccounts,  or to the
operations  of  Security  Benefit  with  respect  to the  Contract,  or that are attributable to payment of premiums or acquisition costs under the Contract.  No such charge is currently  assessed.  See "Tax Status of Security Benefit and the
Separate Account" and "Charge for Security Benefit Taxes."

VARIATIONS IN CHARGES -- Security  Benefit may reduce or waive the amount of the contingent  deferred sales charge and certain other charges for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the
Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- Security Benefit guarantees that: (1) the charge for  mortality  and expense risks will not exceed an annual rate of 0.90% (1.25%
during the Annuity Period) of each  Subaccount's  average daily net assets;  (2)
the  administration  charge  will not  exceed  an  annual  rate of 0.15% of each
Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.  Security  Benefit also guarantees that the charge for any Rider  will not  exceed  the  annual  rate in  effect  when the Rider is issued.

UNDERLYING  FUND EXPENSES -- Each Subaccount of the Separate  Account  purchases shares  at the net  asset  value  of the  corresponding  Underlying  Fund.  Each
Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the  Underlying  Fund.  These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding  Underlying Fund. As a result, the Owner indirectly bears a pro rata  portion  of such  fees  and  expenses.  The  advisory  fees and  other expenses,  if any,  which are more fully  described  in each  Underlying  Fund's prospectus, are not specified or fixed under the terms of the Contract.

OPTIONAL RIDER CHARGES

In addition to the charges and  deductions  discussed  above,  you may  purchase certain  optional Riders under the Contract.  Security  Benefit makes each Rider available only at issue,  and you may not terminate a Rider after issue,  unless otherwise stated.  Security Benefit deducts a monthly charge from Contract Value for any  Riders  elected  by the  Owner.  The amount of the charge is equal to a percentage,  on an annual  basis,  of your  Contract  Value.  Each Rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not
select  Riders with a total charge that exceeds 1.00% of Contract  Value.  As an example,  you may not purchase the Extra Credit Rider at 5% with a cost of 0.75%
and the  Guaranteed  Minimum  Income  Benefit  Rider at 5% with a cost of 0.30%, because the total cost of such Riders,  1.05%,  would  exceed the maximum  Rider charge of 1.00%.

TEACHER  RETIREMENT  SYSTEM OF TEXAS - LIMITS ON OPTIONAL  RIDERS -- If you are:
(1)  purchasing  the  Contract  as a  tax-sheltered  annuity  through  a  salary
reduction   arrangement;   (2)  an   employee   of  a  school   district  or  an
open-enrollment  charter  school;  and (3) a member  of the  Teacher  Retirement
System of Texas,  you may not select  Riders with a total  charge  that  exceeds
0.25% of  Contract  Value  and only  the  following  Riders  are  available  for purchase:

o  Annual Stepped Up Death Benefit
o  Enhanced Death Benefit
o  Guaranteed Growth Death Benefit at 3%
o  Guaranteed Growth Death Benefit at 5%
o  Guaranteed Growth Death Benefit at 6%
o  Combined Annual Stepped Up and Guaranteed Growth Death Benefit
o  Guaranteed Minimum Income Benefit at 3%
o  Waiver of Withdrawal Charge
o  Waiver of Withdrawal Charge - Hardship
o  Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

GUARANTEED MINIMUM INCOME BENEFIT -- This Rider makes available a minimum amount for the purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The Minimum
Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of
any premium tax,  less an  adjustment  for  Withdrawals,  increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (Security
Benefit  will credit a maximum  rate of 4% for amounts  allocated to the Dreyfus
General Money Market Subaccount or the Fixed Account.)

   In crediting interest, Security Benefit takes into account the timing of when each purchase  payment and  withdrawal  occurred and accrues such interest until the earlier of: (1) the Annuity  Start  Date,  or (2) the  Contract  Anniversary
following the oldest  Annuitant's  80th birthday.  In the event of a withdrawal, the  Minimum  Income  Benefit is reduced as of the date of the  withdrawal  by a percentage  found by dividing the  withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

   You may apply the Minimum Income Benefit, less any applicable Premium tax and pro rata account  administration  charge,  to purchase a fixed Annuity within 30 days of any Contract Anniversary  following the 10th Contract  Anniversary.  You may apply the Minimum  Income  Benefit to purchase  only a fixed  Annuity  under
Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year  period  certain.  See the discussion of Options 2 and 4 under  "Annuity  Options,"  page 33. The Annuity  rates for this Rider are based upon the 1983(a)  mortality table with mortality  improvement  under  projection scale G and an interest  rate of 2 1/2%.  The charge for this Rider varies based upon the interest rate selected as set forth below:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.15%
                              5%              0.30%
                         ==============================

ANNUAL STEPPED UP DEATH BENEFIT -- This Rider makes  available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by Security Benefit; or

3.  The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o  The largest  Contract Value on any Contract  Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o  Any  purchase  payments  received by Security  Benefit  since the  applicable
   Contract Anniversary; less

o  An  adjustment  for any  withdrawals  and  withdrawal  charges made since the applicable  anniversary.  In the event of a withdrawal,  the Stepped Up Death
   Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal amount, including any withdrawal charges, by Contract
   Value immediately prior to the withdrawal.

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and instructions  regarding payment are not received by Security Benefit at its Home
Office  within six months of the date of the Owner's  death,  the death  benefit will be as set forth in item 2 above.

   The charge for this Rider is 0.20%. See the discussion under "Death Benefit,"
page 23.

GUARANTEED  GROWTH DEATH BENEFIT -- This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by Security Benefit; or

3.  The Guaranteed Growth Death Benefit.

The Guaranteed  Growth Death Benefit is an amount equal to purchase payments and any  Credit  Enhancements,  net of any  Premium  tax,  less  an  adjustment  for withdrawals,  increased at an annual effective rate of interest of 3%, 5%, 6% or
7%, as elected in the application.  (Security Benefit will credit a maximum rate of 4% for amounts  allocated to the Dreyfus  General Money Market  Subaccount or
the Fixed Account.) In crediting  interest,  Security Benefit takes into account the timing of when each  purchase  payment  and  withdrawal  occurred.  Security
Benefit accrues such interest until the earliest of: (1) the Annuity Start Date;
(2) the Contract Anniversary following the oldest Owner's 80th birthday; (3) the date due proof of the  Owner's  death and  instructions  regarding  payment  are received;  or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal,  the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal  amount, including any withdrawal  charges,  by Contract Value  immediately  prior to the withdrawal.

   The amount of the Guaranteed  Growth Death Benefit shall not exceed an amount equal to 200% of purchase payments (not including any Credit Enhancements),  net of premium tax and any withdrawals, including withdrawal charges.

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and instructions  regarding payment are not received by Security Benefit at its Home
Office  within six months of the date of the Owner's  death,  the death  benefit will be Contract Value, as set forth in item 2 above.

   The charge for this Rider varies based upon the interest rate selected as set forth below:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.10%
                              5%              0.20%
                              6%              0.25%
                              7%              0.30%
                         ==============================

See the discussion under "Death Benefit," page 23.

COMBINED  ANNUAL  STEPPED UP AND  GUARANTEED  GROWTH DEATH BENEFIT -- This Rider
makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint  Owner  prior to the  Annuity  Start  Date.  If an Owner dies prior to the
Annuity Start Date, the amount of the death benefit under this Rider will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by Security Benefit;

3.  The Annual Stepped Up Death Benefit (as described above); or

4.  The Guaranteed Growth Death Benefit at 5% (as described above).

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and instructions  regarding payment are not received by Security Benefit at its Home
Office  within six months of the date of the Owner's  death,  the death  benefit will be as set forth in item 2 above.

   The charge for this Rider is 0.25%. See the discussion under "Death Benefit,"
page 23.

ENHANCED  DEATH BENEFIT -- This Rider makes  available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit
proceeds   will  be  the  death   benefit   reduced  by  any  pro  rata  account
administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greater of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges; or

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding payment are received by Security  Benefit,  plus the
    Enhanced Death Benefit.

The Enhanced  Death Benefit for a Contract  issued prior to the Owner  attaining age 70 is the  lesser  of:  (1) 50% of  Contract  gain;  or (2) 50% of  adjusted purchase payments.  For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted purchase payments.

o  "Contract  gain" is equal to Contract Value as of the date due proof of death and instructions  with regard to payment are received less adjusted  purchase payments.

o  "Adjusted  purchase  payments" are equal to all purchase payments made to the
   Contract  adjusted for  withdrawals  and any  applicable  premium tax. In the event of a  withdrawal,  purchase  payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including
   any  withdrawal   charges,   by  Contract  Value  immediately  prior  to  the
   withdrawal.

   If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions  regarding payment are not received by Security Benefit at its Home
Office  within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due  proof  of the  Owner's  death  and instructions regarding payment are received by Security Benefit.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge  for this  Rider is 0.25%.  See the discussion under "Death Benefit," page 23.

COMBINED  ENHANCED  AND  ANNUAL  STEPPED UP DEATH  BENEFIT  -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity  Start  Date.  If the Owner dies prior to the Annuity  Start  Date,  the amount of the death benefit under this Rider will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding payment are received by Security  Benefit,  plus the
    Enhanced Death Benefit (as described above); or

3.  The Annual Stepped Up Death Benefit (as described above),  plus the Enhanced
    Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions  regarding payment are not received by Security Benefit at its Home
Office  within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due  proof  of the  Owner's  death  and instructions regarding payment are received by Security Benefit.

   This Rider is available only if the age of the Owner at the time the Rider is issued  is age 79 or  younger.  The  charge  for this  Rider is  0.35%.  See the discussion under "Death Benefit," page 23.

COMBINED  ENHANCED  AND  GUARANTEED  GROWTH  DEATH  BENEFIT -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity  Start  Date.  If the Owner dies prior to the Annuity  Start  Date,  the amount of the death benefit under this Rider will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding payment are received by Security  Benefit,  plus the
    Enhanced Death Benefit (as described above); or

3.  The  Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
    Enhanced Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions  regarding payment are not received by Security Benefit at its Home
Office  within six months of the date of the Owner's  death,  the death  benefit will  the  Contract  Value  on the  date due  proof  of the  Owner's  death  and instructions regarding payment are received by Security Benefit.

   This Rider is available only if the age of the Owner at the time the Rider is issued  is age 79 or  younger.  The  charge  for this  Rider is  0.35%.  See the discussion under "Death Benefit," page 23.

COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND  GUARANTEED  GROWTH DEATH BENEFIT --
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  If the Owner dies prior to the Annuity  Start
Date, the amount of the death benefit under this Rider will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding payment are received by Security  Benefit,  plus the
    Enhanced Death Benefit (as described above); or

3.  The Annual Stepped Up Death Benefit (as described above),  plus the Enhanced
    Death Benefit (as described above); or

4.  The  Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
    Enhanced Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions  regarding payment are not received by Security Benefit at its Home
Office  within six months of the date of the Owner's  death,  the death  benefit will  the  Contract  Value  on the  date due  proof  of the  Owner's  death  and instructions regarding payment are received by Security Benefit.

   This Rider is available only if the age of the Owner at the time the Rider is issued  is age 79 or  younger.  The  charge  for this  Rider is  0.40%.  See the discussion under "Death Benefit," page 23.

EXTRA  CREDIT -- This Rider makes  available a Credit  Enhancement,  which is an amount added to your Contract Value by Security  Benefit.  You may purchase this
Rider only at issue. A Credit  Enhancement of 3%, 4% or 5% of purchase payments, as elected in the application, will be added to Contract Value for each purchase payment  made  in the  first  Contract  Year.  Any  Credit  Enhancement  will be allocated among the Subaccounts in the same proportion as your purchase payment.
This Rider is available only if the age of the Owner on the Contract Date is age
80 or younger.

   In the event of a full or partial withdrawal, Security Benefit will recapture all or part of any Credit  Enhancement that has not yet vested.  An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the Rider's date of issue  and the  Credit  Enhancement  will be fully  vested at the end of seven  years  from  that  date.  The  amount to be  forfeited  in the event of a withdrawal is equal to a percentage of the Credit  Enhancement  that has not yet vested.  The percentage is determined for each  withdrawal as of the date of the withdrawal by dividing:

1.  The amount of the withdrawal, including any withdrawal charges, by

2.  Contract Value immediately prior to the withdrawal.

   Security  Benefit will recapture  Credit  Enhancements on withdrawals only to the extent  that total  withdrawals  in a Contract  Year,  including  systematic withdrawals,  exceed the Free Withdrawal  amount.  The Free Withdrawal amount is equal in the first  Contract  Year, to 10% of purchase  payments,  excluding any
Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year.

   The charge for this Rider will be  deducted  for a period of seven years from the Contract  Date.  The charge  varies based upon the Credit  Enhancement  rate selected as set forth below:

                    ========================================
                    CREDIT ENHANCEMENT RATE     RIDER CHARGE
                    ----------------------------------------
                               3%                  0.40%
                               4%                  0.55%
                               5%                  0.70%
                    ========================================

You may not have more than one Extra  Credit  Rider in effect on your  Contract.
You may not select an Annuity  Start Date that is prior to seven  years from the effective date of the Rider.

   Security Benefit may recapture Credit  Enhancements in the event of a full or partial  withdrawal as discussed above. If you exercise your right to return the
Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right," page 23. In the event of a withdrawal under the terms of the Waiver of Withdrawal  Charge Rider, you will forfeit all or part of any Credit  Enhancements  applied  during the 12 months  preceding such a withdrawal.  See "Waiver of Withdrawal  Charge," below.
Death benefit proceeds may exclude all or part of any Credit  Enhancements.  See
"Death Benefit," page 23 and the discussions of the death benefit riders.

   Security  Benefit expects to make a profit from the charge for this Rider and funds  payment  of the  Credit  Enhancements  through  the Rider  charge and the vesting  schedule.  The Extra  Credit Rider would make sense for you only if you expect your  average  annual  return (net of  expenses of the  Contract  and the
Underlying  Funds) to exceed the applicable amount set forth in the table below.
The returns below  represent the amount that must be earned EACH year during the seven-year period beginning on Contract Date to break even on the Rider. If your actual  returns are greater than this amount,  you will profit from the purchase of the Rider.  If your actual returns are less,  for example,  in a down market, you will be worse off than if you had not purchased the Rider.  Please note that the returns below are net of Contract and underlying Series expenses so that you would  need to earn the  amount  in the  table  plus the  amount  of  applicable expenses to break even on the Rider.

                 =============================================
                                              RATE OF RETURN
                 CREDIT ENHANCEMENT RATE     (NET OF EXPENSES)
                 ---------------------------------------------
                            3%                    -5.00%
                            4%                    -1.50%
                            5%                     0.80%
                 =============================================

WAIVER OF WITHDRAWAL CHARGE -- This Rider makes available a waiver of withdrawal charge in the event of your confinement to a nursing home,  terminal illness, or total and permanent disability prior to age 65.

   The Rider defines confinement to a hospital or nursing facility,  as follows:
(1) you have  been  confined  to a  "hospital"  or  "qualified  skilled  nursing facility" for at least 90 consecutive  days prior to the date of the withdrawal;
and (2) you are so confined when Security  Benefit  receives the waiver  request and became so confined after the Contract Date.

   Security Benefit defines terminal illness as follows:  (1) the Owner has been diagnosed  by a  licensed  physician  with a  "terminal  illness";  and (2) such illness was first diagnosed after the Contract was issued.

   Security  Benefit  defines  disability  as follows:  (1) the Owner is unable,
because  of  physical  or  mental  impairment,   to  perform  the  material  and
substantial  duties of any  occupation for which the Owner is suited by means of education,  training or experience; (2) the impairment has been in existence for more than 180 days and began  before  the  Owner  attained  age 65 and after the
Contract  Date;  and (3) the  impairment  is  expected  to result in death or be long-standing and indefinite.

   Prior to making a  withdrawal  pursuant  to this  Rider,  you must  submit to
Security  Benefit a  properly  completed  claim  form and a written  physician's statement  acceptable to Security Benefit.  Security Benefit will also accept as proof of disability a certified Social Security finding of disability.

   Security Benefit reserves the right to have a physician of its choice examine the Owner to  determine  if the Owner is eligible  for a waiver.  The charge for this Rider is 0.05%.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total purchase payments made in the 12 months preceding the withdrawal.  The maximum percentage that may be forfeited is 100% of Credit  Enhancements  earned during the 12 months preceding the withdrawal.

ALTERNATIVE  WITHDRAWAL  CHARGE -- This Rider  makes  available  an  alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

           =========================================================
                0-YEAR SCHEDULE                3-YEAR SCHEDULE
           --------------------------     --------------------------
            PURCHASE                       PURCHASE
           PAYMENT AGE     WITHDRAWAL     PAYMENT AGE     WITHDRAWAL
           (IN YEARS)        CHARGE       (IN YEARS)        CHARGE
           ---------------------------------------------------------
           0 and over          0%              1              7%
                                               2              6%
                                               3              5%
                                          4 and over          0%
           =========================================================

The charge for this Rider is 0.50% if you select the 0-year  schedule  and 0.40%
if you select the 3-year  schedule.  If you purchase this Rider,  the withdrawal charge  selected  under the Rider will  apply in lieu of the  7-year  withdrawal charge schedule described under "Contingent  Deferred Sales Charge," page 24. If you have also  purchased an Extra Credit  Rider,  you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal.  See "Extra
Credit," page 30.

WAIVER  OF  WITHDRAWAL  CHARGE--15  YEARS  OR  DISABILITY  -- This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The Contract has been in force for 15 or more Contract Years; or

o  The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

   Security Benefit defines "totally and permanently  disabled" as follows:  (1)
the Owner is unable,  because of physical or mental  impairment,  to perform the material and substantial  duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment must have been in existence for more than 180 days; and (3) the impairment  must be expected to result in death or be long-standing and indefinite.

   Prior  to  making  a  withdrawal  pursuant  to this  Rider  on the  basis  of disability,  you must submit to Security Benefit a properly completed claim form and a written  physician's  statement  acceptable to Security Benefit.  Security
Benefit  will also accept as proof of  disability  a certified  Social  Security finding  of  disability,  and as proof  of age a  certified  birth  certificate.
Security  Benefit  reserves the right to have a physician of its choice  examine the Owner to determine if the Owner is eligible for a waiver.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

   Effective  as of the date of the  first  withdrawal  under  the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.05%.

WAIVER  OF  WITHDRAWAL  CHARGE--10  YEARS  OR  DISABILITY  -- This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The  Contract has been in force for 10 or more  Contract  Years and the Owner has made  purchase  payments on a quarterly (or more  frequent)  basis for at least 5 full Contract Years; or

o  The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.  See  Security  Benefit's  definition  of  "totally  and permanently disabled" as described above.

   Prior  to  making  a  withdrawal  pursuant  to this  Rider  on the  basis  of disability,  you must submit to Security Benefit a properly completed claim form and a written  physician's  statement  acceptable to Security Benefit.  Security
Benefit  will also accept as proof of  disability  a certified  Social  Security finding  of  disability,  and as proof  of age a  certified  birth  certificate.
Security  Benefit  reserves the right to have a physician of its choice  examine the Owner to determine if the Owner is eligible for a waiver.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

   Effective  as of the date of the  first  withdrawal  under  the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.10%.

WAIVER OF WITHDRAWAL  CHARGE--HARDSHIP -- This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship,  as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended.
Security  Benefit may require the Owner to provide  proof of hardship,  which is satisfactory to Security Benefit.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

   Effective  as of the date of the  first  withdrawal  under  the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.15%.

WAIVER  OF  WITHDRAWAL  CHARGE--5  YEARS  AND  AGE 59 1/2 --  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The Owner is age 59 1/2 or older; and

o  The Owner has made purchase  payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

   Effective  as of the date of the  first  withdrawal  under  the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.20%.

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth  annual  Contract  Anniversary.  If you do not select an  Annuity  Option, annuity  payments will not begin until you make a selection,  which may be after the Annuity  Start Date.  See  "Selection  of an Option,"  page 35. If there are
Joint  Annuitants,  the  birth  date  of the  older  Annuitant  will  be used to determine the latest Annuity Start Date.

   On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity  under one of the  options  described  below.  Each option is available  in  two  forms--either  as  a  variable  Annuity  for  use  with  the
Subaccounts or as a fixed Annuity for use with the Fixed Account.  A combination variable and fixed Annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  Annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity Start Date,  reduced by any applicable  premium taxes, any outstanding  Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

   The Contract  provides for eight Annuity  Options.  Security Benefit may make other Annuity  Options  available upon request.  Annuity  payments under Annuity
Options 1 through  4, 7 and 8 are based  upon  annuity  rates that vary with the
Annuity Option  selected.  In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the  Annuitant,  except  that unisex rates are available  where  required by law. The annuity rates reflect your life expectancy  based upon your age as of the  Annuity  Start Date and your  gender, unless  unisex  rates  apply.  The  annuity  rates  are based  upon the  1983(a)
mortality  table with mortality  improvement  under  projection  scale G and are adjusted to reflect an assumed interest rate of 3.5%,  compounded  annually.  In the case of Options 5 and 6 as described below,  annuity payments are based upon
Contract Value without regard to annuity rates.

   Annuity  Options 1 through 4 and 8 provide for payments to be made during the lifetime of the  Annuitant.  Annuity  payments  under such options  cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

   You  may  elect  to  receive  annuity  payments  on  a  monthly,   quarterly,
semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, Security Benefit reserves the right to change the frequency.

   You may  designate  or change an  Annuity  Start  Date,  Annuity  Option,  or
Annuitant, provided proper written notice is received by Security Benefit at its
Home  Office at least 30 days prior to the  Annuity  Start Date set forth in the
Contract.  The date  selected as the new Annuity  Start Date must be at least 30 days after the date written notice  requesting a change of Annuity Start Date is received at Security Benefit's Home Office.

   Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot  surrender his or her annuity and receive a lump-sum settlement in lieu thereof.  Under Annuity
Options 5 through 7, full or partial  withdrawals  may be made after the Annuity
Start Date, subject to any applicable  withdrawal charge. The Contract specifies annuity tables for Annuity  Options 1 through 4, 7 and 8, described  below.  The tables contain the guaranteed  minimum dollar amount (per $1,000 applied) of the
FIRST  annuity  payment for a variable  Annuity and each  annuity  payment for a fixed Annuity.

ANNUITY OPTIONS--

   OPTION 1 -- LIFE INCOME.  Periodic  annuity  payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 2 -- LIFE  INCOME WITH  GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the
Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.

   OPTION 3 -- LIFE WITH  INSTALLMENT  OR UNIT REFUND OPTION.  Periodic  annuity payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  annuity  payments  will be continued to the Designated  Beneficiary  until that number of payments has been made.

   OPTION 4 -- JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either  Annuitant is living.  Upon the death of one Annuitant,  Annuity Payments continue to the  surviving  Annuitant at the same or a reduced  level of 75%, 66
2/3% or 50% of Annuity  Payments as elected by the Owner at the time the Annuity
Option is selected.  With respect to fixed annuity  payments,  the amount of the annuity payment,  and with respect to variable annuity  payments,  the number of
Annuity Units used to determine the annuity payment,  is reduced as of the first annuity  payment  following the  Annuitant's  death.  It is possible  under this
Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD.  Periodic annuity payments will be made for a fixed  period,  which may be from 5 to 20 years,  as  elected  by the
Owner.  The amount of each annuity  payment is determined  by dividing  Contract
Value by the number of annuity  payments  remaining  in the  period.  If, at the death of all  Annuitants,  payments  have been  made for less than the  selected fixed period,  the  remaining  unpaid  payments  will be paid to the  Designated
Beneficiary.

   OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT.  Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants,  all guaranteed payments have  not yet been  made,  the  remaining  unpaid  payments  will be paid to the
Designated Beneficiary.

   OPTION 7 -- PERIOD  CERTAIN.  Periodic  annuity  payments  will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option  differs from Option 5 in that annuity  payments  are  calculated  on the basis of Annuity  Units rather than as a percentage  of Contract  Value.  If the
Annuitant  dies prior to the end of the period,  the remaining  payments will be made to the Designated Beneficiary.

   OPTION 8 -- JOINT AND CONTINGENT  SURVIVOR OPTION.  Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

   VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the  Contract  which are used to  calculate  variable  annuity  payments  for
Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

   Security Benefit calculates variable annuity payments under Options 1 through
4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each  Valuation  Date and was initially  $1.00.  The Annuity
Unit value of a Subaccount as of any subsequent  Valuation Date is determined by adjusting  the Annuity  Unit value on the  previous  Valuation  Date for (1) the interim  performance of the corresponding  Underlying Fund; (2) any dividends or distributions  paid by the corresponding  Underlying Fund; (3) the mortality and expense risk and administration  charges;  (4) the charges,  if any, that may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount; and (5) the assumed interest rate.

   Security  Benefit  determines  the number of Annuity  Units used to calculate each variable  annuity payment as of the Annuity Start Date. As discussed above, the Contract  specifies  annuity rates for Options 1 through 4, 7 and 8 for each
$1,000 applied to an Annuity  Option.  The proceeds under the Contract as of the
Annuity  Start Date,  are divided by $1,000 and the result is  multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed  monthly annuity payment for a fixed annuity.

   On the Annuity  Start Date,  Security  Benefit  divides the initial  variable annuity  payment  by the  value  as of that  date of the  Annuity  Unit  for the applicable  Subaccount  to determine  the number of Annuity  Units to be used in calculating  subsequent  annuity  payments.  If variable  annuity  payments  are allocated  to more than one  Subaccount,  the  number of  Annuity  Units will be determined  by  dividing  the portion of the initial  variable  annuity  payment allocated to a Subaccount by the value of that  Subaccount's  Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the
Subaccounts in the same  proportion as the Contract Value is allocated as of the
Annuity  Start  Date.  The number of  Annuity  Units will  remain  constant  for subsequent  annuity  payments,  unless the Owner  exchanges  Annuity Units among
Subaccounts or makes a withdrawal under Option 7.

   Subsequent variable annuity payments are calculated by multiplying the number of Annuity  Units  allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment.  If the annuity payment is allocated to more than one  Subaccount,  the  annuity  payment is equal to the sum of the  payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified
Plan,  reference  should  be made to the  terms of the  particular  plan and the requirements of the Internal Revenue Code for pertinent  limitations  respecting annuity  payments and other matters.  For instance,  Qualified  Plans  generally require that annuity  payments  begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified  Plan,  the period  elected for  receipt of annuity  payments  under
Annuity  Options  (other than Life Income)  generally  may be no longer than the joint life  expectancy  of the Annuitant  and  beneficiary  in the year that the
Annuitant  reaches  age 70 1/2,  and  must  be  shorter  than  such  joint  life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

THE FIXED ACCOUNT

   You may  allocate  all or a portion of your  purchase  payments  and transfer
Contract  Value to the Fixed  Account.  Amounts  allocated to the Fixed  Account become part of Security  Benefit's  General  Account,  which  supports  Security
Benefit's insurance and annuity  obligations.  The General Account is subject to regulation  and  supervision  by the Kansas  Department of Insurance and is also subject to the insurance laws and  regulations of other  jurisdictions  in which the Contract is distributed.  In reliance on certain  exemptive and exclusionary provisions,  interests  in  the  Fixed  Account  have  not  been  registered  as securities  under  the  Securities  Act of 1933 (the  "1933  Act") and the Fixed
Account has not been  registered as an investment  company under the  Investment
Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.  This  disclosure,  however,  may be subject to certain  generally applicable  provisions of the federal  securities  laws relating to the accuracy and  completeness  of  statements  made in the  Prospectus.  This  Prospectus is generally  intended  to serve as a  disclosure  document  only for  aspects of a
Contract  involving the Separate Account and contains only selected  information regarding the Fixed Account.  For more information  regarding the Fixed Account, see "The Contract," page 18.

   Amounts  allocated to the Fixed Account become part of the General Account of
Security  Benefit,  which consists of all assets owned by Security Benefit other than those in the  Separate  Account  and other  separate  accounts  of Security
Benefit.  Subject to applicable law,  Security  Benefit has sole discretion over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed rate or rates that are paid by Security Benefit. The Contract Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least an  annual  effective  rate of 3% which  will  accrue  daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience  of the Fixed  Account.  In  addition,  Security  Benefit  may in its discretion pay interest at a rate  ("Current  Rate") that exceeds the Guaranteed
Rate.  Security  Benefit will  determine  the Current Rate, if any, from time to time.

   Contract  Value  allocated  or  transferred  to the Fixed  Account  will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or  transferred  to the Fixed  Account.  The Current
Rate paid on any such portion of Contract Value  allocated or transferred to the
Fixed Account will be guaranteed for rolling  periods of one or more years (each a "Guarantee Period").  Security Benefit currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee  Period, a new Guarantee Period of
the same  duration  begins with respect to that portion of Contract  Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

   Contract Value  allocated or transferred to the Fixed Account at one point in time may be credited  with a different  Current Rate than  amounts  allocated or transferred to the Fixed Account at another point in time. For example,  amounts allocated to the Fixed Account in June may be credited with a different  current rate than  amounts  allocated  to the Fixed  Account in July.  In  addition,  if
Guarantee Periods of different  durations are offered,  Contract Value allocated or transferred  to the Fixed Account for a Guarantee  Period of one duration may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration.  Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current Rates  depending  upon the point in time such  portions  were  allocated  or  transferred  to the Fixed  Account  and the duration of the Guarantee Period. Security Benefit bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the
Guaranteed Rate on amounts allocated to the Fixed Account.

   For purposes of  determining  the  interest  rates to be credited on Contract
Value in the Fixed  Account,  transfers  from the Fixed Account  pursuant to the
Dollar Cost Averaging or Asset  Reallocation  Options will be deemed to be taken in the following  order: (1) from any portion of Contract Value allocated to the
Fixed Account for which the Guarantee  Period  expires during the calendar month in which the  withdrawal,  loan, or transfer is effected;  (2) then in the order beginning  with that portion of such Contract Value which has the longest amount of time  remaining  before the end of its  Guarantee  Period and (3) ending with that portion which has the least amount of time remaining  before the end of its
Guarantee Period.  For more information about transfers and withdrawals from the
Fixed Account, see "Transfers and Withdrawals From the Fixed Account," below.

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract  Value in the Fixed Account as for a Contract  that has Contract  Value  allocated to the  Subaccounts.  See "Death
Benefit," page 23.

CONTRACT CHARGES -- Premium taxes and the account administration, optional Rider and  withdrawal  charges  will be the  same for  Owners  who  allocate  purchase payments  or  transfer  Contract  Value to the  Fixed  Account  as for those who allocate  purchase  payments  or  transfer  Contract  Value to the  Subaccounts.
Optional  Rider  charges are  deducted  from Current  Interest.  The charges for mortality and expense risks and the  administration  charge will not be assessed against the Fixed Account, and any amounts that Security Benefit pays for income taxes  allocable  to the  Subaccounts  will not be  charged  against  the  Fixed
Account.  In addition,  you will not pay directly or indirectly  the  investment advisory  fees and  operating  expenses  of the  Underlying  Funds to the extent
Contract  Value is allocated to the Fixed  Account;  however,  you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are allowed only (1) during the calendar  month in which the  applicable
Guarantee  Period  expires,  (2) pursuant to the Dollar Cost  Averaging  Option, provided that such  transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon  receipt of the Asset  Reallocation  Request,  Contract  Value is allocated among the Fixed Account and the Subaccounts in the  percentages  selected by the
Owner without violating the restrictions on transfers from the Fixed Account set forth  in  (1)  above.  Accordingly,  if  you  desire  to  implement  the  Asset
Reallocation  Option,  you  should  do so at a time when  Contract  Value may be transferred  from the Fixed  Account to the  Subaccounts  without  violating the restrictions  on transfers from the Fixed  Account.  Once you implement an Asset
Reallocation  Option,  the restrictions on transfers will not apply to transfers made pursuant to the Option.

   The  minimum  amount  that you may  transfer  from the Fixed  Account  to the
Subaccounts  is the lesser of (i) $25 or (ii) the amount of  Contract  Value for which the Guarantee  Period  expires in the calendar  month that the transfer is effected.  Transfers of Contract Value pursuant to the Dollar Cost Averaging and
Asset  Reallocation  Options  are not  currently  subject to any  minimums.  The
Company  reserves  the right to limit the  number of  transfers  permitted  each
Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers.

   If purchase payments are allocated (except purchase payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed
Account, any transfers from the Fixed Account in connection with the Dollar Cost
Averaging or Asset Reallocation  Options will automatically  terminate as of the date of such  purchase  payment or  transfer.  You may  reestablish  Dollar Cost
Averaging or Asset  Reallocation  by  submitting  a written  request to Security
Benefit.  However, if for any reason a Dollar Cost Averaging Option is canceled, you may only  reestablish the option after the expiration of the next monthly or quarterly  anniversary  that  corresponds to the period selected in establishing the option.

   You may also make full or partial  withdrawals  to the same  extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from  the  Loan  Account.  See  "Full  and  Partial  Withdrawals,"  page  22 and
"Systematic  Withdrawals,"  page 23. In  addition,  to the same extent as Owners with  Contract  Value  in the  Subaccounts,  the  Owner  of a  Contract  used in connection  with a Qualified  Plan may obtain a loan if so  permitted  under the terms of the Qualified Plan. See "Loans," page 37.

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written  request in proper  form is  received  by  Security  Benefit at its Home
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the  application or in any later change shown in Security Benefit's records.  While living, the Owner alone has the right to receive all  benefits and exercise all rights that the Contract grants or  Security  Benefit  allows.  The Owner may be an entity  that is not a living person such as a trust or corporation  referred to herein as "Non-natural
Persons." See "Federal Tax Matters," page 39.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the Owner prior to the Annuity Start Date.  The  Designated  Beneficiary  is the
first  person  on the  following  list  who is alive on the date of death of the
Owner:  the Owner;  the Primary  Beneficiary;  the  Secondary  Beneficiary;  the
Annuitant;  or if none of the above are alive,  the Owner's estate.  The Primary
Beneficiary  is the  individual  named as such in the  application  or any later change shown in Security Benefit's records. The Primary Beneficiary will receive the  death  benefit  of the  Contract  only if he or she is alive on the date of death of the Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of the Owner,  careful  consideration  should be given to the manner in which the  Contract is  registered,  as well as the  designation  of the Primary
Beneficiary.  The Owner may change the Primary Beneficiary at any time while the
Contract is in force by written  request on forms  provided by Security  Benefit and  received by  Security  Benefit at its Home  Office.  The change will not be binding on  Security  Benefit  until it is  received  and  recorded  at its Home
Office.  The change will be effective as of the date this form is signed subject to any  payments  made or other  actions  taken by Security  Benefit  before the change is received and recorded. A Secondary Beneficiary may be designated.  The
Owner may  designate a permanent  Beneficiary  whose  rights  under the Contract cannot be changed without his or her consent.

   Reference should be made to the terms of a particular  Qualified Plan and any applicable  law for any  restrictions  or  limitations  on the  designation of a
Beneficiary.  Some qualified  plans do not allow the  designation of any primary beneficiary  other than a spouse unless the spouse consents to such  designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS  -- The  Contract  does not share in the surplus  earnings of Security
Benefit, and no dividends will be paid.

PAYMENTS  FROM THE  SEPARATE  ACCOUNT -- Security  Benefit  will pay any full or partial  withdrawal  benefit  or death  benefit  proceeds  from  Contract  Value allocated to the Subaccounts,  and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account on the Valuation Date a proper request is received  at Security  Benefit's  Home  Office.  However,  Security  Benefit can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o  During  which the New York Stock  Exchange  is closed  other  than  customary weekend and holiday closings,

o  During  which  trading  on the New  York  Stock  Exchange  is  restricted  as determined by the SEC,

o  During which an emergency,  as  determined by the SEC,  exists as a result of which  (i)  disposal  of  securities  held  by the  Separate  Account  is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o  For such other  periods as the SEC may by order permit for the  protection of investors.

PROOF OF AGE AND  SURVIVAL  --  Security  Benefit  may  require  proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an Annuitant or age of the
Owner, the correct amount paid or payable by Security Benefit under the Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract.  You may obtain a loan by submitting a proper written request  to  Security  Benefit.  A loan  must be taken and  repaid  prior to the
Annuity  Start Date.  The minimum loan that may be taken is $1,000.  The maximum amount of all loans on all contracts  combined is generally  equal to the lesser of: (1)  $50,000  reduced by the excess  of: (a) the  highest  outstanding  loan balance within the preceding  12-month  period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or (2) 50% of the Contract  Values or $10,000,  whichever is greater.  For loans  issued under plans that are subject to ERISA,  the maximum  amount of all loans is the lesser of: (1)  $50,000  reduced by the excess of: (a) the  highest outstanding loan balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the  outstanding  loan balance on the date  the loan is made;  or (2) 50% of the  Contract  Value.  In any  case,  the maximum  loan  balance  outstanding  at any time may not exceed 80% of  Contract
Value.  Two new loans are permitted  each Contract Year but only one loan can be outstanding at any time. The Internal  Revenue Code requires  aggregation of all loans made to an individual  employee  under a single  employer  plan.  However, since Security  Benefit has no  information  concerning  outstanding  loans with other providers,  we will only use information available under annuity contracts issued by us,  and you will be  responsible  for  determining  your loan  limits considering loans from other providers. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.

   When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account.
Amounts  allocated  to the Loan  Account  earn 3%, the minimum  rate of interest guaranteed under the Fixed Account.

   Interest  will be charged  for the loan and will  accrue on the loan  balance from the effective  date of any loan. The loan interest rate will be as declared from time to time by Security Benefit.  Because the Contract Value maintained in the Loan  Account  (which  will  earn 3%) will  always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by
Security Benefit less 3%.

   Loans must be repaid  within five  years,  unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years.
You must make loan repayments on at least a quarterly  basis, and you may prepay your loan at any time. All loan payments must be repaid  through  automatic bank draft.  Upon receipt of a loan payment,  Security Benefit will transfer Contract
Value  from the  Loan  Account  to the  Fixed  Account  and/or  the  Subaccounts
according to your current  instructions  with respect to purchase payments in an amount  equal to the amount by which the payment  reduces the amount of the loan outstanding.

   If you do not make  any  required  loan  payment  by the end of the  calendar quarter  following the calendar quarter in which the missed payment was due, the
TOTAL  OUTSTANDING  LOAN  BALANCE  will be  deemed to be in  default.  The total outstanding loan balance,  which includes accrued interest,  will be reported to the Internal  Revenue  Service  ("IRS") on form 1099-R for the year in which the default occurred.  This deemed distribution may be subject to a 10% penalty tax, which is imposed upon  distributions  prior to the Owner  attaining  age 59 1/2.
Once a loan  has  defaulted,  regularly  scheduled  loan  payments  will  not be accepted by Security  Benefit.  No new loans will be allowed  while a loan is in default.  Interest will continue to accrue on a loan in default.  Contract Value equal to the  amount of the  accrued  interest  may be  transferred  to the Loan
Account.  If a loan continues to be in default,  when you attain age 59 1/2, the total  outstanding  loan  balance,  which  includes  accrued  interest,  will be deducted from your Contract Value. The Contract will terminate  automatically if the  outstanding  loan  balance  of a loan in  default  equals  or  exceeds  the
Withdrawal  Value.  Contract  Value  will be  used to  repay  the  loan  and any
applicable   withdrawal  charges.   Because  of  the  adverse  tax  consequences
associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should  consult  with a tax advisor  before  requesting  a loan.

   While the amount to secure the loan is held in the Loan  Account,  you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result  in the  withdrawal  of  Contract  Value  from  the  Loan  Account.  If a
Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider
is in effect,  amounts  allocated to the Loan Account will earn the minimum rate of interest  guaranteed  under the Fixed Account for the purpose of  calculating the benefit  under any such Rider.  Until the loan is repaid,  Security  Benefit reserves  the  right to  restrict  any  transfer  of the  Contract  which  would otherwise qualify as a transfer permitted in the Code.

   In the event that you elect to  exchange  your  Contract  for a  contract  of another company, you will need to either pay off your loan prior to the exchange or incur tax  consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

   You should consult with your tax adviser on the effect of a loan.

   Loans are not  available in certain  states  pending  department of insurance approval.  If loans are later  approved by the insurance  department of a state,
Security  Benefit  intends  to make  loans  available  to all  Owners  of 403(b)
contracts in that state at that time,  but there can be no assurance  that loans will be approved.  Prospective  Owners  should  contact  their agent  concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties," page 42.

   Section   403(b)  imposes   restrictions   on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) separates from service,  (iii) dies, (iv) becomes disabled,  or (v)
incurs a hardship.  Furthermore,  distributions  of gains  attributable  to such contributions  accrued  after  December  31,  1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial need,  such as paying for medical  expenses,  the purchase of a residence,  paying certain tuition  expenses,  or paying amounts needed to avoid eviction or  foreclosure  that may ONLY be met by the  distribution.  You should also be aware that Internal Revenue Service regulations do not allow you to make any  contributions  to your 403(b)  annuity  contract for a period of six months after a hardship withdrawal.

   If you own a Contract  purchased as a  tax-sheltered  Section  403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

   The  distribution  or  withdrawal  of amounts  under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters," below.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement  plans which are Qualified  Plans under the provisions of the Internal  Revenue Code  ("Code").  The ultimate  effect of federal income taxes on the amounts  held under a  Contract,  on annuity  payments,  and on the economic  benefits to the Owner,  the  Annuitant,  and the  Beneficiary or other payee  will  depend  upon the type of  retirement  plan,  if any,  for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract.  It is based upon Security  Benefit's  understanding  of the present federal income tax laws as currently interpreted by the Internal Revenue Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
SECURITY BENEFIT DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF SECURITY BENEFIT AND THE SEPARATE ACCOUNT--

   GENERAL.  Security  Benefit  intends to be taxed as a life insurance  company under Part I,  Subchapter L of the Code.  Because the operations of the Separate
Account form a part of Security  Benefit,  Security  Benefit will be responsible for any federal  income taxes that become  payable with respect to the income of the Separate Account and its Subaccounts.

   CHARGE FOR SECURITY BENEFIT TAXES. A charge may be made for any federal taxes incurred by Security Benefit that are attributable to the Separate Account,  the
Subaccounts  or to the  operations  of  Security  Benefit  with  respect  to the
Contract or attributable to payments,  premiums,  or acquisition costs under the
Contract.  Security Benefit will review the question of a charge to the Separate
Account,  the Subaccounts or the Contract for Security  Benefit's  federal taxes periodically.  Charges may become  necessary  if, among other  reasons,  the tax treatment of Security  Benefit or of income and  expenses  under the Contract is ultimately  determined to be other than what Security Benefit currently believes it to be, if there are  changes  made in the  federal  income tax  treatment  of variable  annuities at the insurance  company level,  or if there is a change in
Security Benefit's tax status.

   Under  current  laws,  Security  Benefit  may incur state and local taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  Security Benefit reserves the right to charge the Separate Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements  of Section  403(b) or 408 of the Code. If you are  purchasing  the
Contract as an investment  vehicle for one of these Qualified  Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan.  However,  the Contract does offer features  and  benefits  in  addition  to  providing  tax  deferral  that  other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

   The tax  rules  applicable  to  participants  in such  Qualified  Plans  vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate  retirement savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Owners,  Annuitants, and Beneficiaries,  are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by  applicable  law, regardless  of the terms and  conditions  of the Contract  issued in  connection therewith. For example, Security Benefit may accept beneficiary designations and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income  Security  Act of 1974  (ERISA).  Consequently,  an  Owner's  Beneficiary
designation or elected payment option may not be enforceable.

   The  amounts  that may be  contributed  to  Qualified  Plans are  subject  to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions from most Qualified Plans may be subject to penalty taxes, or, for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These
requirements  may  not  be  incorporated   into  Security   Benefit's   Contract
administration   procedures.   Owners,   participants  and   beneficiaries   are
responsible  for  determining  that   contributions,   distributions  and  other
transactions with respect to the Contracts comply with applicable law.

   The following are brief  descriptions of the various types of Qualified Plans and the use of the Contract therewith:

   SECTION  403(B).  Code Section  403(b)  permits  public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

   Section 403(b)  annuities must generally be provided under a plan which meets certain minimum  participation,  coverage,  and nondiscrimination  requirements.
Each  employee's  interest in a  retirement  plan  qualified  under Code Section
403(b) must generally be  distributed or begin to be distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions  must not extend  beyond the life of the  employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

   If an employee dies before  reaching his or her required  beginning date, the employee's  entire interest in the plan must generally be distributed  beginning before the close of the calendar year following the year of the employee's death to a designated  beneficiary  over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary).  If the designated beneficiary is the employee's  surviving  spouse,  distributions  may be delayed until the  employee  would have  reached age 70 1/2.  If there is no  designated beneficiary or if distributions  are not timely  commenced,  the entire interest must be  distributed by the end of the fifth calendar year following the year of death.

   If an employee dies after  reaching his or her required  beginning  date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

   A  Section   403(b)   annuity   contract  may  be  purchased   with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b)  contract must be  nonforfeitable.  Prior to 2002, numerous  limitations  applied to the amount of contributions that could be made to a Section 403(b) annuity contract.  These limitations were referred to as the
"maximum  exclusion  allowance."  Beginning  in  2002,  the  "maximum  exclusion allowance" limitation on Section 403(b) annuity  contributions is repealed.  The new  applicable  limit is similar to the limits on  contributions  to  qualified retirement  plans and  depends  upon,  among other  things,  whether the annuity contract is purchased with employer or employee contributions.

   Amounts used to purchase  Section 403(b)  annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

   A Section 403(b) annuity  contract must prohibit the distribution of employee contributions  (including earnings thereon) until the employee:  (i) attains age
59 1/2; (ii) terminates  employment;  (iii) dies; (iv) becomes disabled;  or (v)
incurs a financial  hardship  (earnings may not be  distributed  in the event of hardship).

   Distributions  from a Section 403(b)  annuity  contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers" page 42.

   SECTION 408. INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible  individuals to establish  individual  retirement  programs through the purchase of Individual  Retirement Annuities  ("traditional IRAs"). The Contract may be purchased as a traditional  IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."

   IRAs are subject to  limitations on the amount that may be  contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's  taxable  compensation or the applicable dollar amount as shown in the table below:

                         ==============================
                              TAX YEAR           AMOUNT
                         ------------------------------
                              2002-2004          $3,000
                              2005-2007          $4,000
                         2008 and thereafter     $5,000
                         ==============================

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500 during the tax years of  2002-2005,  or $1,000 for the 2006 tax year or any tax year  thereafter.  However,  if the  individual  is covered  by an  employer retirement  plan, the amount of the  contribution to a traditional IRA which may be deducted will be reduced or eliminated if the individual's  modified adjusted gross income  exceeds  certain  amounts  ($54,000 for a married  couple filing a joint  return and $34,000 for a single  taxpayer in 2002,  $60,000 for a married couple filing a joint return and $40,000 for a single  taxpayer in 2003). If the individual's spouse is covered by an employer retirement plan but the individual is  not,  the  individual  may  be  able  to  deduct  those  contributions  to a traditional  IRA;  however,  the deduction  will be reduced or eliminated if the adjusted gross income on a joint return exceeds $150,000.

   Sale of the Contract for use with  traditional IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract
for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain  circumstances.  See the IRA
Disclosure Statement that accompanies this Prospectus.

   In general, traditional IRAs are subject to minimum distribution requirements similar to those  applicable to retirement  plans qualified under Section 403(b)
of the Code;  however,  the  required  beginning  date for  traditional  IRAs is generally  the date that the  contract  owner  reaches age 70 1/2--the  contract owner's  retirement date, if any, will not affect his or her required  beginning date. See "Section 403(b)," page 40. Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each  distribution may be excludable from income.  The amount  excludable from the individual's  income is the amount of the  distribution  that  bears the same ratio as the  individual's nondeductible contributions bears to the expected return under the IRA.

   Distributions  of  deductible,  pre-tax  contributions  and  earnings  from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers" on page 42.

   ROLLOVERS.  A "rollover" is the tax-free  transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

   If any  portion  of the  balance to the  credit of an  employee  in a Section
403(b) plan is paid to the employee in an "eligible  rollover  distribution" and the  employee  transfers  any  portion of the  amount  received  to an  eligible retirement  plan,  then the amount so  transferred  is not includable in income.
Also,  pre-tax  distributions from an IRA may be rolled over to another eligible retirement  plan.  An  "eligible  rollover  distribution"  generally  means  any distribution  that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution and certain corrective  distributions,  will not qualify as an eligible rollover  distribution.  A rollover must be made directly between plans within 60 days after receipt of the distribution.

   An  "eligible  retirement  plan"  will be  another  Section  403(b)  plan,  a traditional  individual  retirement account or annuity described in Code Section
408.

   A Section  403(b) plan must  generally  provide a  participant  receiving  an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

   TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX.  Distributions  from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and
(except for IRAs) which begin after the  employee  terminates  employment;  (iv)
made to an employee after  termination of employment  after reaching age 55; (v)
made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess  contribution;  (vii) that are rolled over or  transferred  in accordance with Code requirements;  or (viii) that are transferred  pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

   The  exception  to the 10%  penalty tax  described  in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums  in  certain  cases.  There are two  additional  exceptions  to the 10%
penalty tax on withdrawals from IRAs before age 59 1/2:  withdrawals made to pay
"qualified"  higher  education  expenses  and  withdrawals  made to pay  certain
"eligible first-time home buyer expenses."

   MINIMUM  DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum  required  distribution  for the year, the  participant is subject to a 50% tax on the amount that was not properly distributed.

   WITHHOLDING.   Periodic   distributions  (e.g.,   annuities  and  installment
payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

   Nonperiodic  distributions  (e.g.,  lump sums and  annuities  or  installment payments  of less than ten years)  from a  Qualified  Plan (other than IRAs) are
generally  subject  to  mandatory  20%  income  tax  withholding.   However,  no
withholding is imposed if the  distribution  is transferred  directly to another eligible  Qualified Plan.  Nonperiodic  distributions from an IRA are subject to income tax  withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

   The above description of the federal income tax consequences of the different types of  Qualified  Plans which may be funded by the  Contract  offered by this
Prospectus is only a brief summary and is not intended as tax advice.  The rules governing  the  provisions of Qualified  Plans are  extremely  complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective  Owner  considering  adoption of a Qualified  Plan and purchase of a
Contract in connection  therewith should first consult a qualified and competent tax adviser,  with regard to the  suitability  of the Contract as an  investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING  FUND SHARES -- Security  Benefit is the legal owner of the shares of the Underlying  Funds held by the  Subaccounts.  Security Benefit will exercise  voting rights  attributable to the shares of each Underlying Fund held in the  Subaccounts at any regular and special  meetings of the  shareholders of the Underlying Fund on matters requiring  shareholder voting under the 1940 Act.
In accordance with its view of presently  applicable law,  Security Benefit will exercise its voting rights based on  instructions  received from persons  having the voting interest in corresponding  Subaccounts.  However,  if the 1940 Act or any regulations  thereunder should be amended, or if the present  interpretation thereof should change,  and as a result Security  Benefit  determines that it is permitted to vote the shares of the  Underlying  Funds in its own right,  it may elect to do so.

   The person having the voting  interest under a Contract is the Owner.  Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Underlying Fund as to which voting instructions may be given to Security Benefit is determined by dividing your Contract Value in the corresponding Subaccount on a particular  date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be  given  will  be  determined  as of the  same  date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC,  Security Benefit reserves  the right to  determine  in a  different  fashion  the  voting  rights attributable to the shares of the Underlying Funds.  Voting  instructions may be cast in person or by proxy.

   Voting rights  attributable  to your Contract Value in a Subaccount for which no timely voting  instructions are received will be voted by Security Benefit in the same  proportion  as the voting  instructions  that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- Security Benefit  reserves the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount may purchase.  If shares of any or all of the Underlying Funds should no longer  be  available  for  investment,  or if  Security  Benefit  management believes  further  investment  in shares of any or all of the  Underlying  Funds should become  inappropriate  in view of the purposes of the Contract,  Security
Benefit may substitute shares of another  Underlying Fund or of a different fund for  shares  already  purchased,  or to be  purchased  in the  future  under the
Contract.  Security  Benefit may also purchase,  through the  Subaccount,  other securities  for other  classes  of  contracts,  or permit a  conversion  between classes of contracts on the basis of requests made by Owners.

   In connection  with a substitution  of any shares  attributable to an Owner's interest in a Subaccount or the Separate Account,  Security Benefit will, to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

   Security Benefit also reserves the right to establish additional  Subaccounts of the Separate  Account that would invest in a new Underlying Fund or in shares of another investment  company, a series thereof,  or other suitable  investment vehicle.  Security Benefit may establish new Subaccounts in its sole discretion, and will  determine  whether to make any new  Subaccount  available  to existing
Owners.  Security  Benefit may also eliminate or combine one or more Subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

   Subject to compliance  with  applicable  law,  Security  Benefit may transfer assets to the General Account. Security Benefit also reserves the right, subject to any required  regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

   In the event of any such  substitution  or change,  Security  Benefit may, by appropriate  endorsement,  make such changes in these and other contracts as may be necessary or appropriate to reflect such  substitution or change. If Security
Benefit  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of Security Benefit or an affiliate thereof. Subject to compliance with applicable law,  Security  Benefit also may combine one or more  Subaccounts and may establish a committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  --  Security  Benefit  reserves  the right,  without  the  consent of Owners,  to suspend  sales of the  Contract  as presently  offered and to make any change to the  provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute,  rule, or regulation,  including but not limited to requirements for annuity  contracts and retirement plans under the Internal Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- Security Benefit will send you annually a statement setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. Security Benefit will also send  confirmations  upon purchase  payments,  transfers,  loans, loan repayments,  and full and  partial  withdrawals.  Security  Benefit  may confirm certain  transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

   You will also receive  annual and  semiannual  reports  containing  financial statements for those Underlying Funds  corresponding to the Subaccounts to which you have allocated your Contract Value.  Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC  TRANSFER  PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option  by  telephone  if  the  Electronic  Transfer  Privilege  section  of the application or the proper form has been properly completed, signed, and filed at
Security Benefit's Home Office.  Security Benefit has established  procedures to confirm that instructions  communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures.  Security  Benefit's  procedures  require that any person  requesting  a transfer by telephone  provide the account  number and the
Owner's tax  identification  number and such  instructions must be received on a recorded  line.  Security  Benefit  reserves  the  right to deny  any  telephone transfer  request.  If all  telephone  lines are busy (which  might  occur,  for example, during periods of substantial market fluctuations), you may not be able to request transfers by telephone and would have to submit written requests.

   By authorizing telephone transfers,  you authorize Security Benefit to accept and act upon telephonic  instructions for transfers involving your Contract. You agree that neither Security Benefit,  any of its affiliates,  nor any Underlying
Fund,  will be  liable  for any  loss,  damages,  cost,  or  expense  (including attorneys' fees) arising out of any telephone  requests;  provided that Security
Benefit effects such request in accordance  with its procedures.  As a result of this policy on  telephone  requests,  you bear the risk of loss arising from the telephone  transfer  privilege.  Security  Benefit may discontinue,  modify,  or suspend the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel,  Security Benefit,
has passed  upon  legal  matters  in  connection  with the issue and sale of the
Contract described in this Prospectus, Security Benefit's authority to issue the
Contract  under Kansas law, and the validity of the forms of the Contract  under
Kansas law.

PERFORMANCE INFORMATION

   Performance  information  for  the  Subaccounts,   including  the  yield  and
effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining  Subaccounts,  and the total return of all  Subaccounts  may appear in advertisements,  reports,  and promotional  literature to current or prospective
Owners.

   Current yield for the Dreyfus  General Money Market  Subaccount will be based on income received by a hypothetical  investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e.,  assuming that the 7-day  yield would be  received  for 52 weeks,  stated in terms of an annual percentage  return on the  investment).  "Effective  yield" for the Money Market
Subaccount is calculated  in a manner  similar to that used to calculate  yield, but reflects the compounding effect of earnings.

   For the  remaining  Subaccounts,  quotations  of  yield  will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the  deduction  of the account  administration  charge,  administration  charge, mortality and expense risk charge and  contingent  deferred sales charge and may simultaneously be shown for other periods.

   Quotations  of yield and  effective  yield do not  reflect  deduction  of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

   Although the Contract was not available for purchase  until  September  2002, certain  of  the  Underlying  Funds  were  in  existence  prior  to  that  date.
Performance information for the Subaccounts may also include quotations of total return for periods  beginning  prior to the  availability  of the Contracts that incorporate the performance of the Underlying Funds.

   Performance  information  for a Subaccount  may be  compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security:  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

   Performance information for any Subaccount reflects only the performance of a hypothetical  Contract  under which  Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality of the Series in which the  Subaccount invests,  and the market conditions during the given time period, and should not be considered as a representation  of what may be achieved in the future.  For a description  of the methods  used to  determine  yield and total  return for the
Subaccounts, see the Statement of Additional Information.

   Reports  and  promotional  literature  may  also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable basis,  and (iii) Security  Benefit's  rating or a rating of
Security Benefit's  claim-paying ability as determined by firms that analyze and rate  insurance  companies  and  by  nationally  recognized  statistical  rating organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries  at December 31, 2001 and 2000
and for each of the three years in the period ended  December 31, 2001,  and the financial  statements of SBL Variable  Annuity  Account XIV of Security  Benefit
Life  Insurance  Company at  December  31,  2001 and for the period July 2, 2001
(inception  date) to  December  31,  2001,  are  included  in the  Statement  of
Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional  Information  contains more specific  information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The Table of Contents of the Statement of Additional  Information
is set forth below:

TABLE OF CONTENTS--

OBJECTIVES AND STRATEGIES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no guarantee  that the  investment  objectives  and  strategies  of any
Underlying Fund will be met.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES,  RESTRICTIONS AND
RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY
BE FOUND IN THE RESPECTIVE  PROSPECTUSES.  PROSPECTUSES FOR THE UNDERLYING FUNDS
SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS. A PROSPECTUS MAY BE OBTAINED
BY CALLING 1-800-888-2461.

AIM GROWTH SERIES -- AIM Growth Series is organized as a Delaware business trust and is registered  under the Investment  Company Act of 1940, as amended,  as an open-end  series  management  investment  company  consisting  of four  separate series.

   AIM BASIC  VALUE  FUND  (CLASS A).  AIM Basic  Value  Fund (the  "Fund") is a
separate series of the AIM Growth Series.  A I M Advisors,  Inc.,  located at 11
Greenway Plaza,  Suite 100,  Houston,  Texas,  77046-1173,  serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund seeks to meet this  objective by investing,  normally,  at least 65% of its
total   assets  in  equity   securities   of  U.S.   issuers  that  have  market
capitalizations  of greater  than $500 million and that the  portfolio  managers believe to be  undervalued  in  relation  to  long-term  earning  power or other factors.  The Fund may also  invest  up to 35% of its  total  assets  in  equity securities of U.S.  issuers that have market  capitalizations  of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by
U.S. issuers.  The Fund may also invest up to 25% of its total assets in foreign securities.

   AIM MID CAP CORE  EQUITY  FUND  (CLASS A). AIM Mid Cap Core  Equity Fund (the
"Fund") is a separate series of AIM Growth Series. A I M Advisors, Inc., located at  11  Greenway  Plaza,  Suite  100,  Houston,  Texas,  77046-1173,  serves  as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund seeks to meet this  objective by investing,  normally,  at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-cap companies. In complying with  the  80%  investment  requirement,  the  Fund's  investments  may  include synthetic instruments.  Synthetic instruments are investments that have economic characteristics  similar  to the  Fund's  direct  investments,  and may  include warrants, futures, options, exchange-traded funds and ADRs. The Fund considers a company to be a mid-cap company if it has a market  capitalization,  at the time of purchase,  within the range of market capitalizations of companies,  included in the Russell Midcap™ Index.  The Russell Midcap Index measures the performance of the  800  companies  in the  Russell  1000®  Index  with  the  lowest  market capitalization.  These companies are considered  representative  of medium-sized companies.  The Fund may invest up to 20% of its net assets in equity securities of companies in other market  capitalization  ranges or in investment-grade debt securities.

   AIM SMALL CAP GROWTH FUND  (CLASS A). AIM Small Cap Growth Fund (the  "Fund")
is a separate series of AIM Growth Series. A I M Advisors,  Inc.,  located at 11
Greenway Plaza,  Suite 100,  Houston,  Texas,  77046-1173,  serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund seeks to meet this  objective by investing,  normally,  at least 80% of its net  assets,  plus the amount of any  borrowings  for  investment  purposes,  in small-cap companies. In complying with the 80% investment requirement,  the Fund will invest primarily in marketable  equity  securities,  including  convertible securities, but its investments may include other securities,  such as synthetic
instruments.   Synthetic   instruments  are   investments   that  have  economic
characteristics  similar  to the  Fund's  direct  investments,  and may  include warrants, futures, options, exchange-traded funds and ADRs. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase,  within the range of market capitalizations of companies,  included in the  Russell  2000®  Index.  The Russell  2000 Index is a widely  recognized, unmanaged  index of common  stocks that  measures the  performance  of the 2,000 smallest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.  The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market  capitalizations,  at the time of purchase,  outside of the range of market  capitalizations  of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

   In selecting  investments,  the  portfolio  managers  seek to identify  those companies that have strong earnings  momentum or demonstrate other potential for growth of capital.

AIM EQUITY FUNDS -- AIM Equity Funds is organized as a Delaware  business  trust and is registered  under the Investment  Company Act of 1940, as amended,  as an open-end series management  investment  company  consisting of thirteen separate series.

   AIM BLUE CHIP FUND  (CLASS A). AIM Blue Chip Fund (the  "Fund") is a separate series of AIM Equity Funds. A I M Advisors,  Inc., located at 11 Greenway Plaza,
Suite 100, Houston, Texas, 77046-1173, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVES AND  STRATEGIES:  To seek long-term  growth of capital with a  secondary  objective  of  current  income.  The  Fund  seeks to meet its objectives  by  investing,  normally,  at least 80% of its net assets,  plus the amount of any borrowings for investment  purposes,  in blue chip  companies.  In complying with the 80% investment requirement,  the Fund may invest primarily in
marketable  equity  securities,   including  convertible  securities,   but  its
investments  may  include  other  securities,  such  as  synthetic  instruments.
Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments,  which may include warrants, futures, options, exchange-traded  funds and ADRs.  The Fund  considers a blue chip  company to be large and medium sized companies (i.e.,  companies which fall in the largest 85%
of market  capitalization  of  publicly  traded  companies  listed in the United
States)  with  leading   market   positions  and  which  possess  the  following
characteristics:

o  Market Characteristics - Companies that occupy (or in AIM's judgment have the potential  to  occupy)  leading  market  positions  that are  expected  to be maintained or enhanced over time.  Strong market  positions,  particularly in growing  industries,  can give a company  pricing  flexibility as well as the potential for strong unit sales.  These factors can, in turn,  lead to higher earnings growth and greater share price  appreciation.  Market leaders can be identified  within an  industry  as those  companies  that have (i)  superior growth  prospects  compared with other  companies in the same industry;  (ii)
   possession of proprietary  technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.

o  Financial  Characteristics  -  Companies  that  possess  at least  one of the following attributes: (i) faster earnings growth than its competitors and the market in general;  (ii) higher profit margins  relative to its  competitors;
   (iii)  strong cash flow  relative to its  competitors;  and/or (iv) a balance sheet with  relatively  low debt and a high return on equity  relative to its competitors.

The portfolio managers consider whether to sell a particular  security when they believe the issuer of the  security no longer is a market  leader,  and/or it no longer has the  characteristics  described  above.  When the portfolio  managers believe securities other than marketable equity securities offer the opportunity for  long-term  growth of capital  and  current  income,  the Fund may invest in
United States governmental securities and high-quality debt securities. The Fund may also  invest  up to 25% of its  total  assets  in  foreign  securities.  Any percentage  limitations  with  respect to assets of the Fund are  applied at the time of purchase.

AMERICAN  CENTURY  INVESTMENTS,  INC.-- American  Century  Investments,  Inc. is
registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company.

   AMERICAN  CENTURY  HERITAGE FUND (ADVISOR  CLASS).  American Century Heritage
Fund (the  "Fund") is a separate  Fund of  American  Century  Investments,  Inc.
American  Century  Investment  Management,  Inc.,  located at 4500 Main  Street,
Kansas City, Missouri, 64111, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term capital growth.  The
Fund generally  invests in common stocks of companies that are  medium-sized and smaller at the time of purchase, although it may purchase companies of any size.
The Fund  managers  look for stocks of companies  they believe will  increase in value  over time,  using a growth  investment  strategy  developed  by  American
Century  Investment  Management,  Inc.  This strategy  looks for companies  with earnings and revenues that are growing at a successively  faster or accelerating pace. The Fund will usually  purchase  common stocks,  but it can purchase other types of  securities  as well,  such as domestic and foreign  preferred  stocks, convertible debt securities,  equity-equivalent securities,  non-leveraged stock index futures contracts and options, notes, bonds and other debt securities. The
Fund  generally  limits its  purchase  of debt  securities  to  investment-grade obligations,  except for convertible debt  securities,  which may be rated below investment grade.

   Although most of the Fund's assets will be invested in U.S. companies,  there is no limit on the amount of assets  the Fund can  invest in foreign  companies.
Foreign  investing  involves  special  risks such as political  instability  and currency fluctuation.

   AMERICAN  CENTURY SELECT FUND (ADVISOR  CLASS).  American Century Select Fund
(the "Fund") is a separate Fund of American Century  Investments,  Inc. American
Century Investment  Management,  Inc., located at 4500 Main Street, Kansas City,
Missouri, 64111, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term capital growth.  The
Fund  generally  invests in common stocks of larger  companies,  although it may purchase  companies of any size.  The Fund managers look for stocks of companies they  believe  will  increase  in value  over  time,  using a growth  investment strategy developed by American Century Investment Management, Inc. This strategy
looks  for  companies   with  earnings  and  revenues  that  are  growing  at  a
successively  faster or accelerating pace. The Fund will usually purchase common stocks,  but it can purchase other types of securities as well, such as domestic and foreign  preferred  stocks,  convertible debt securities,  equity-equivalent securities,  non-leveraged  stock index futures  contracts  and options,  notes, bonds and other debt securities.  The Fund generally limits its purchase of debt
securities  to  investment-grade   obligations,   except  for  convertible  debt
securities, which may be rated below investment grade.

   Although most of the Fund's assets will be invested in U.S. companies,  there is no limit on the amount of assets  the Fund can  invest in foreign  companies.
Foreign  investing  involves  special  risks such as political  instability  and currency fluctuation.

   AMERICAN CENTURY EQUITY INCOME FUND (ADVISOR CLASS).  American Century Equity
Income Fund (the  "Fund") is a separate  Fund of American  Century  Investments,
Inc. American Century Investment Management,  Inc., located at 4500 Main Street,
Kansas City, Missouri, 64111, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek to provide  current  income.
Capital appreciation is a secondary objective. The Fund managers look for stocks with favorable dividend-paying history that have prospects for dividend payments to continue or increase. The Fund, under normal market circumstances, intends to keep at least 85% of its assets  invested  in  income-paying  securities  and at least 65% of its assets in U.S. equity securities. The Fund may invest a portion of its assets in  convertible  debt  securities,  equity-equivalent  securities,
foreign   securities,   debt  securities  of  companies,   debt  obligations  of
governments and their agencies,  non-leveraged stock index futures contracts and other similar securities.

   AMERICAN CENTURY INTERNATIONAL GROWTH FUND (ADVISOR CLASS).  American Century
International  Growth Fund (the "Fund") is a separate  Fund of American  Century
Investments,  Inc. American Century Investment Management, Inc., located at 4500
Main Street,  Kansas City, Missouri,  64111, serves as investment adviser of the
Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek  capital  growth.  The  Fund managers  use  a  growth  investment  strategy  developed  by  American  Century
Investment  Management,  Inc. to invest in stocks of foreign companies that they believe  will  increase  in value over time.  This  strategy  looks for  foreign companies with earnings and revenue  growth.  The Fund's assets will be invested primarily in equity  securities of companies located in at least three developed countries (excluding the United States). The Fund may also purchase domestic and
foreign  preferred  stocks,   convertible  debt  securities,   equity-equivalent
securities,  forward  currency  exchange  contracts,  non-leveraged  futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign  governments and their agencies.  Foreign investing involves special risks such as political instability and currency fluctuations.

THE DREYFUS CORPORATION--

   DREYFUS  APPRECIATION FUND, INC. Dreyfus Appreciation Fund, Inc. (the "Fund")
is  registered  under the  Investment  Company  Act of 1940,  as  amended,  as a diversified  open-end management  investment company.  The Dreyfus  Corporation, located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To  seek  long-term  capital  growth consistent  with the  preservation  of capital.  Its  secondary  goal is current income.  To pursue these goals,  the Fund generally  invests at least 80% of its net assets in the common stock of U.S. and foreign  companies.  The Fund focuses on "blue-chip" companies with total market values of more than $5 billion. These established  companies have  demonstrated  sustained  patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

   In choosing  stocks,  the Fund looks for growth  companies.  The Fund is also alert to companies which it considers  undervalued in terms of earnings,  assets or growth prospects.  The Fund generally maintains relatively large positions in the securities it purchases.

   The Fund  employs a  "buy-and-hold"  investment  strategy,  and seeks to keep annual portfolio turnover below 15%. As a result, the Fund invests for long-term growth rather than short-term profits.

DREYFUS GROWTH AND VALUE FUNDS,  INC.-- Dreyfus Growth and Value Funds,  Inc. is
registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company, consisting of nine series.

   DREYFUS PREMIER  STRATEGIC  VALUE FUND (CLASS A). Dreyfus  Premier  Strategic
Value Fund (the "Fund") is a separate  series of Dreyfus Growth and Value Funds,
Inc. The Dreyfus  Corporation,  located at 200 Park Avenue,  New York, New York,
10166, serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek capital appreciation.  To pursue this goal,  the Fund primarily  invests in the stocks of value  companies of any size. The Fund's stock  investments may include common stocks,  preferred stocks
and  convertible  securities,   including  those  purchased  in  initial  public
offerings. The Fund's portfolio manager identifies potential investments through extensive  quantitative  and  fundamental  research.  The  Fund  will  focus  on individual  stock  selection (a  "bottom-up"  approach),  emphasizing  three key factors:

o  value,  or how a stock is valued  relative  to its  intrinsic  worth based on traditional value measures

o  business  health,  or overall  efficiency  and  profitability  as measured by return on assets and return on equity

o  business  momentum,  or the  presence  of a  catalyst  (such  as a  corporate restructuring,  change in management  or spin-off)  that will trigger a price increase near term to midterm

   At  times,  the  Fund  may  engage  in  short-selling,   hedging  techniques,
overweighting industry and security positions, and investing in small companies, high-yield debt securities and private placements.

   The Fund  typically  sells a stock  when it is no longer  considered  a value company,  appears  less likely to benefit  from the current  market and economic environment,  shows  deteriorating  fundamentals or falls short of the manager's expectations.

   DREYFUS  MIDCAP  VALUE  FUND.  Dreyfus  Midcap  Value Fund (the  "Fund") is a
separate series of Dreyfus Growth and Value Funds, Inc. The Dreyfus Corporation,
located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

   INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek to surpass the performance of the Russell  Midcap Value Index.  To pursue this goal, the Fund invests at least
80% of its assets in the stocks of midcap companies.  Midcap companies currently include those with market capitalizations  between $1 billion and $25 billion at the time of  purchase.  Because the Fund may  continue to hold a security  whose market  capitalization  grows, a substantial  portion of the Fund's holdings can have market  capitalizations  in excess of $25  billion at any given  time.  The
Fund's  stock  investments  may  include  common  stocks,  preferred  stocks and convertible  securities  of both  U.S.  and  foreign  issuers,  including  those purchased in initial public offerings.

   The  Fund's  portfolio  manager  identifies  potential   investments  through
extensive  quantitative  and  fundamental  research.  The  Fund  will  focus  on individual  stock  selection (a  "bottom-up"  approach),  emphasizing  three key factors:

o  value,  or how a stock is valued  relative  to its  intrinsic  worth based on traditional value measures

o  business  health,  or overall  efficiency  and  profitability  as measured by return on assets and return on equity

o  business  momentum,  or the  presence  of a  catalyst  (such  as a  corporate restructuring,  change in management  or spin-off)  that will trigger a price increase near term to midterm

   The Fund  typically  sells a stock  when it is no longer  considered  a value company,  appears  less likely to benefit  from the current  market and economic environment,  shows deteriorating  fundamentals or declining momentum,  or falls short of the portfolio manager's expectations.

   GENERAL  MONEY MARKET FUND (CLASS B).  General Money Market Fund (the "Fund")
is  registered  under the  Investment  Company  Act of 1940,  as  amended,  as a diversified  open-end management  investment company.  The Dreyfus  Corporation, located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek as high a level  of  current income as is consistent with the  preservation of capital.  To pursue this goal, the Fund invests in a  diversified  portfolio of high quality,  short-term  debt securities, including the following:

o  securities  issued or  guaranteed  by the U.S.  government or its agencies or instrumentalities

o  certificates  of  deposit,  time  deposits,  bankers'  acceptances  and other
   short-term   securities   issued  by  domestic  or  foreign  banks  or  their
   subsidiaries or branches

o  repurchase agreements

o  asset-backed securities

o  domestic  and   dollar-denominated   foreign   commercial  paper,  and  other
   short-term corporate  obligations,  including those with floating or variable rates of interest

o  dollar-denominated  obligations  issued or  guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

   Normally,  the Fund  invests  at least 25% of its net assets in  domestic  or dollar-denominated foreign bank obligations.

FIDELITY  ADVISOR SERIES I -- Fidelity  Advisor Series I is registered under the
Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust.

   FIDELITY® ADVISOR VALUE STRATEGIES FUND (CLASS T). The Fidelity Advisor Value
Strategies Fund (the "Fund') is a separate series of Fidelity  Advisor Series I.
Fidelity Management & Research Company, located at 82 Devonshire Street, Boston,
Massachusetts, 02109, serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES:  To seek capital appreciation.  The Fund normally  invests its assets  primarily  in common  stocks.  The Fund invests in securities of companies that Fidelity Management & Research Company believes are undervalued  in the  marketplace  in  relation  to factors  such as the  assets, earnings,  or growth potential.  (The stocks of these companies are often called
"value"  stocks.)  The Fund  focuses  on  investments  in  securities  issued by medium-sized companies,  but may also make substantial investments in securities issued by larger or  smaller  companies.  The Fund may  invest in  domestic  and foreign  issuers.  In buying  and  selling  securities  for the  Fund,  Fidelity
Management & Research Company relies on fundamental  analysis of each issuer and its  potential  for success in light of its  current  financial  condition,  its industry position and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

   FIDELITY®  ADVISOR  DIVIDEND GROWTH FUND (CLASS T). Fidelity Advisor Dividend
Growth  Fund (the  "Fund") is a separate  series of Fidelity  Advisor  Series I.
Fidelity Management & Research Company, located at 82 Devonshire Street, Boston,
Massachusetts, 02109, serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES:  To seek capital appreciation.  The Fund normally invests primarily in common stocks.  The Fund normally invests at least
80% of its total assets in companies that Fidelity Management & Research Company believes  have the  potential  for dividend  growth by either  increasing  their dividends or  commencing  dividends,  if none are currently  paid.  The Fund may invest in domestic and foreign issuers.  Fidelity  Management & Research Company uses  fundamental  analysis of each  issuer's  financial  condition and industry position and market and economic conditions to select investments for the Fund.

   FIDELITY®  ADVISOR MID CAP FUND (CLASS T). Fidelity Advisor Mid Cap Fund (the
"Fund") is a separate series of Fidelity Advisor Series I. Fidelity Management &
Research Company, located at 82 Devonshire Street, Boston, Massachusetts, 02109,
serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Investment Manager,  Fidelity Management & Research Company, normally invests at least 80% of the Fund's total  assets in  securities  of  companies  with medium market capitalization.  The Investment Manager may also invest the Fund's assets in companies with smaller or larger market capitalizations.

   The Investment  Manager may invest the Fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

   The Investment Manager is not constrained by any particular investment style.
At any given time,  the  Investment  Manager may tend to buy "growth"  stocks or
"value" stocks, or a combination of both types. In buying and selling securities for the Fund,  the Investment  Manager  relies on  fundamental  analysis of each issuer  and  its  potential  for  success  in  light  of its  current  financial condition,  its industry position,  and economic and market conditions.  Factors considered include growth potential, earnings estimates, and management.

   The Investment  Manager may also lend the Fund's securities to broker-dealers or other institutions to earn income for the Fund.

   The Investment Manager may use various techniques, such as buying and selling futures  contracts,  to  increase or  decrease  the Fund's  exposure to changing security prices or other factors that affect security values.  If the Investment
Manager's  strategies  do not work as  intended,  the Fund may not  achieve  its objective.

   FIDELITY® ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND (CLASS T). Fidelity
Advisor International Capital Appreciation Fund (the "Fund") is fund of Fidelity
Advisor  Series  VIII.  Fidelity  Advisor  Series VIII is  registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company  organized as a  Massachusetts  business  trust.  Fidelity  Management &
Research Company, located at 82 Devonshire Street, Boston, Massachusetts, 02109,
serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Investment  Manager,  Fidelity  Management & Research Company,  normally invests primarily in non-U.S.  securities,  including  securities of issuers  located in emerging  markets.  The Investment  Manager  normally  invests the fund's assets primarily in common stocks.

   The Investment  Manager may also lend the Fund's securities to broker-dealers or other institutions to earn income for the Fund.

   The Investment Manager may use various techniques, such as buying and selling futures  contracts,  to  increase or  decrease  the Fund's  exposure to changing security prices or other factors that affect security values.  If the Investment
Manager's  strategies  do not work as  intended,  the Fund may not  achieve  its objective.

INVESCO STOCK FUNDS,  INC.-- INVESCO Stock Funds,  Inc. is registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of seven series, one of which is represented herein.

   INVESCO  DYNAMICS  FUND (CLASS K).  INVESCO  Dynamics  Fund (the "Fund") is a
separate series of INVESCO Stock Funds, Inc. INVESCO Funds Group,  Inc., located at 7800 East Union Avenue, Denver, Colorado, serves as the investment adviser of the Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek growth of capital.  The Fund pursues its  objective  by  investing  primarily  in common  stocks of mid-sized companies--those with market capitalizations  between $2 billion and $15 billion at the time of  purchase--but  also has the flexibility to invest in other types of securities including preferred stocks, convertible securities, and bonds.

   The core of the Fund's  portfolio is invested in  securities  of  established companies that are leaders in attractive growth markets with a history of strong returns.  The  remainder of the portfolio is invested in securities of companies that show accelerating growth,  driven by product cycles,  favorable industry or sector  conditions  and other  factors that INVESCO  believes will lead to rapid sales or earnings growth.

   The Fund's  strategy  relies on many  short-term  factors  including  current information about a company,  investor interest,  price movements of a company's securities and general market and monetary conditions.  Consequently, the Fund's investments are usually bought and sold relatively frequently.

   While the Fund generally invests in mid-sized  companies,  the Fund sometimes invests in the securities of smaller  companies.  The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

INVESCO SECTOR FUNDS,  INC.-- INVESCO Sector Funds, Inc. is registered under the
Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of nine series, one of which is represented herein.

   INVESCO  TECHNOLOGY FUND (CLASS K). INVESCO Technology Fund (the "Fund") is a
separate series of INVESCO Sector Funds, Inc. INVESCO Funds Group, Inc., located at 7800 East Union Avenue,  Denver,  Colorado,  serves as the Fund's  investment adviser.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek growth of capital.  The Fund
invests   primarily  in  the  equity   securities   of   companies   engaged  in
technology-related  industries.  These include,  but are not limited to, applied technology, bio-technology, communications, computers, electronics, Internet, IT services and consulting,  software,  telecommunications  equipment and services, office and factory  automation,  networking,  robotics and video.  Many of these products  and services  are subject to rapid  obsolescence,  which may lower the market value of the securities of the companies in this sector.

   A  core  portion  of the  Fund's  portfolio  is  invested  in  market-leading technology companies that INVESCO, the Fund's adviser, believes will maintain or improve their market share  regardless  of overall  economic  conditions.  These companies are usually large,  established  firms that are leaders in their field and have a strategic advantage over many of their competitors.  The remainder of the Fund's  portfolio  consists  of  faster-growing,  more  volatile  technology companies  that INVESCO  believes to be emerging  leaders in their  fields.  The market prices of these  companies  tend to rise and fall more rapidly than those of larger, more established companies.

SECURITY INCOME FUND -- Security Income Fund is registered  under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company, consisting of three series, two of which are represented herein.

   SECURITY CAPITAL  PRESERVATION FUND (CLASS A). Security Capital  Preservation
Fund (the "Fund") is a separate series of Security Income Fund. The Fund invests all of its  assets  in a master  portfolio  (the  "Portfolio").  Deutsche  Asset
Management, Inc., 280 Park Avenue, New York, New York 10017 serves as investment adviser of the Portfolio.

   INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek a high level of current income while  seeking to  maintain  a stable  value per share.  The Fund,  through  the
Portfolio,  seeks to achieve its goal by investing in fixed income securities of varying maturities,  money market instruments and futures and options (including futures  and  options  traded on  foreign  exchanges,  such as bonds and  equity indices of foreign  countries).  The Fund  attempts to  maintain a stable  share value by entering into  contracts,  called  Wrapper  Agreements,  with financial institutions, such as insurance companies or banks.

   SECURITY  DIVERSIFIED INCOME FUND (CLASS A). Security Diversified Income Fund
(the "Fund") is a separate series of Security Income Fund.  Security  Management
Company,  LLC, One Security Benefit Place, Topeka,  Kansas, serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES:  To seek a high level of interest income with  security of  principal.  The Fund  pursues  its  objective,  under  normal circumstances,  by investing primarily in a diversified  portfolio of investment grade debt securities.  The Fund expects to maintain a weighted average duration of four to ten  years.  The debt  securities  in which  the  Fund  invests  will primarily  be  domestic  securities,  but may also  include  dollar  denominated foreign  securities.  Some of the asset  classes in which the Fund  invests  may include  investment grade corporate debt securities,  high yield debt securities
(also  known as "junk  bonds"),  investment  grade  mortgage-backed  securities, investment grade asset-backed securities,  U.S. Government securities as well as total return, interest and index swap agreements.

   The Fund may also  invest a portion  of its  assets in  options  and  futures contracts and restricted securities.

SECURITY EQUITY FUND -- Security Equity Fund is registered  under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company, consisting of 10 series, six of which are represented herein.

   SECURITY  GLOBAL SERIES (CLASS A).  Security  Global Series (the "Fund") is a
separate series of Security Equity Fund. Security  Management Company,  LLC, One
Security Benefit Place,  Topeka,  Kansas 66636,  serves as the Fund's investment
Adviser.  Security  Management Company has engaged  OppenheimerFunds,  Inc., 498
Seventh  Avenue,  New York,  New York  10018,  to  provide  investment  advisory services to the Fund.

   INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek  long-term  growth of capital primarily through investment in securities of companies in foreign countries and the United  States.  The Fund pursues its objective by  investing,  under normal circumstances, in a diversified portfolio of securities with at least 65% of its total assets in at least three countries, one of which may be the United States.
The Fund primarily  invests in foreign and domestic common stocks or convertible
stocks   of   growth-oriented   companies   considered   to  have   appreciation
possibilities. While the Fund may invest in the United States, there is no limit on its foreign investments.  The Fund may actively trade its investments without regard to the  length of time they have been owned by the Fund.  Investments  in debt securities may be made when market conditions are uncertain.  The Fund also may invest some assets in options,  futures  contracts  and foreign  currencies, which may be used to hedge the  Fund's  portfolio,  to  increase  returns  or to maintain  exposure to the equity  markets.  The Fund may also invest in emerging market countries.

   SECURITY  EQUITY SERIES (CLASS A).  Security  Equity Series (the "Fund") is a
separate series of Security Equity Fund. Security  Management Company,  LLC, One
Security Benefit Place,  Topeka,  Kansas 66636,  serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term capital growth.  The
Fund pursues its objective by investing,  under normal  circumstances,  at least
80% of its total assets in a widely-diversified  portfolio of equity securities,
which  may  include  American   Depositary  Receipts  ("ADRs")  and  convertible
securities.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.

   The Fund may invest in a variety of  investment  companies,  including  those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

   SECURITY LARGE CAP GROWTH SERIES (CLASS A).  Security Large Cap Growth Series
(the "Fund") is separate  series of Security  Equity Fund.  Security  Management
Company,  LLC, One Security  Benefit  Place,  Topeka,  Kansas  66636,  serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term capital growth.  The
Fund pursues its objective by investing,  under normal  circumstances,  at least
80% of its total  assets in common stock and other  equity  securities  of large capitalization  companies that, in the opinion of Security  Management  Company, have  long-term  capital  growth  potential.  The Fund  invests  primarily  in a portfolio of common  stocks,  which may include ADRs or  securities  with common stock  characteristics,  such as securities  convertible into common stocks. The
Fund defines large capitalization companies as those whose total market value is at least $5 billion at the time of purchase. The Fund is non-diversified,  which means that it may hold a larger  position in a smaller number of securities than a  diversified  fund.  The  Fund  may  also  concentrate  its  investments  in a particular industry or group of related industries.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.

   The Fund may invest in a variety of  investment  companies,  including  those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

   SECURITY MID CAP VALUE SERIES  (CLASS A).  Security Mid Cap Value Series (the
"Fund") is separate series of Security Equity Fund. Security Management Company,
LLC, One Security  Benefit  Place,  Topeka,  Kansas 66636,  serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund pursues its objective by investing,  under normal  circumstances,  at least
80% of its total assets in a  diversified  portfolio of equity  securities  with total market value of $10 billion or below at the time of purchase. The Fund may also invest in ADRs. The Fund typically invests in equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows. Due to the  nature  of the value  companies,  the  securities  included  in the  Fund's portfolio typically consist of small- to medium-sized companies.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.

   The Fund may invest in a variety of  investment  companies,  including  those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

   SECURITY SMALL CAP GROWTH SERIES (CLASS A).  Security Small Cap Growth Series
(the "Fund") is a separate series of Security Equity Fund.  Security  Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the
Fund's  investment  Adviser.  Security  Management  Company has  engaged  Strong
Capital  Management,  Inc., 100 Heritage  Reserve,  Menomonee  Falls,  Wisconsin
53051, to provide investment advisory services to the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund pursues its investment  objective by investing under normal  circumstances, at least  80% of its  assets  in  equity  securities  of  domestic  and  foreign companies  with  market  capitalization  substantially  similar  to  that of the companies in the Russell  2000™  Growth Index at the time of purchase.  The Fund may also  invest  in  securities  of  emerging  growth  companies.  The Fund may actively  trade its  investments  without regard to the length of time they have been owned by the Fund.

   SECURITY  SOCIAL  AWARENESS  SERIES (CLASS A). Social  Awareness  Series (the
"Fund")  is a separate  series of  Security  Equity  Fund.  Security  Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the
Fund's investment Adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES:  To seek capital appreciation.  The Fund
pursues  its  objective  by  investing,   under  normal   circumstances,   in  a
well-diversified   portfolio  of  equity  securities  that  Security  Management
Company,  LLC believes  have  above-average  earnings  potential  and which meet certain  established social criteria.  Under normal  circumstances the Fund will invest all of its assets in issuers that meet its social criteria and that offer investment potential. The Fund also may invest in companies that are included in the Domini 400 Social  Index(SM),  which companies will be deemed to comply with the Fund's social criteria.

   The Fund  typically  invests in the common  stock of  companies  whose  total market value is $5 billion or greater at the time of purchase.

   After identifying potential investments, the Investment Manager determines if the securities meet the Fund's  established  social criteria.  The Fund does not invest in securities of companies that engage in the production of:

o  Nuclear energy
o  Alcoholic beverages
o  Tobacco products

   Additionally, the Fund does not invest in companies that significantly engage in:

o  The manufacture of weapons
o  Practices that have a detrimental effect on the environment
o  The gambling industry

   The Fund seeks out companies that:

o  Contribute substantially to the communities in which they operate
o  Demonstrate a positive record on employment relations
o  Demonstrate  substantial progress in the promotion of women and minorities or in the implementation of benefit policies that support working parents
o  Take notably positive steps in addressing environmental challenges

SECURITY  LARGE CAP VALUE  FUND --  Security  Large  Cap  Value  Fund  (formerly
Security Growth and Income Fund) (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company.
Security Management  Company,  LLC, One Security Benefit Place,  Topeka,  Kansas
66636, serves as the Fund's investment adviser.  Security Management Company has engaged The Dreyfus  Corporation,  200 Park Avenue, New York, New York 10166, to
provide investment advisory services to the Fund.

   INVESTMENT  OBJECTIVES AND  STRATEGIES:  To seek long-term  growth of capital with secondary  emphasis on income. The Fund pursues its objective by investing,
under   normal   circumstances,   at  least   65%  of  its   total   assets   in
large-capitalization  value  companies  (those  whose total  market  value is $5 billion or greater at the time of purchase).  The Fund's stock  investments  may include common stocks,  preferred stocks and convertible securities of both U.S.
and U.S.  dollar-denominated  foreign  issuers.  The Fund  also  may  invest  in fixed-income securities, which are less volatile than stocks, to adjust the risk characteristics of the portfolio.  Fixed-income securities and equity securities that provide income will make up at least 25% of the Fund's portfolio.  The Fund may actively  trade its  investments  without  regard to the length of time they have been  owned by the Fund.  The Fund may  invest a portion  of its  assets in options and futures contracts.

SECURITY MID CAP GROWTH FUND -- Security Mid Cap Growth Fund (formerly  Security
Ultra Fund) (the "Fund") is registered under the Investment Company Act of 1940, as amended,  as an open-end management  investment company.  Security Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the
Fund's investment adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES:  To seek capital appreciation.  The Fund pursues its objective by investing, under normal circumstances, in a diversified portfolio  of equity  securities  which may  include  ADRs.  The Fund  typically invests in equity securities of companies with total market value of $10 billion or below at the time of purchase.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.

   The Fund may invest in a variety of  investment  companies,  including  those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

STRONG  CONSERVATIVE EQUITY FUNDS, INC.-- Strong Conservative Equity Funds, Inc.
is registered as an open-end management  investment company under the Investment
Company Act of 1940, as amended.

   STRONG GROWTH AND INCOME FUND (ADVISOR  CLASS).  The Strong Growth and Income
Fund (the "Fund") is a separate series of Strong Conservative Equity Funds, Inc.
Strong  Capital  Management,   Inc.,  100  Heritage  Reserve,  Menomonee  Falls,
Wisconsin 53051, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek high total return by investing for capital  growth and  income.  The Fund,  under  normal  conditions,  focuses primarily on the stocks of large-capitalization,  dividend-paying U.S. companies that offer the potential for capital growth.  To a limited extent,  the Fund may also invest in foreign-based  companies,  primarily through American  Depositary
Receipts (ADRs).  Strong Capital  Management's  philosophy is that the stocks of companies with strong  relative  earnings growth will perform well over time. To choose  investments,  Strong focuses on those companies that are improving their returns on invested capital.

STRONG  EQUITY  FUNDS,  INC.--  Strong  Equity  Funds,  Inc. is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

   STRONG GROWTH 20 FUND (ADVISOR CLASS). The Strong Growth 20 Fund (the "Fund")
is a separate  series of Strong Equity Funds,  Inc.  Strong Capital  Management,
Inc.,  100  Heritage  Reserve,  Menomonee  Falls,  Wisconsin  53051,  serves  as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek  capital  growth.  The  Fund focuses,  under normal  conditions,  on stocks of 20 to 30 companies that Strong
Capital Management  believes have favorable prospects for accelerating growth of earnings, but are selling at reasonable valuations based on earnings, cash flow, or asset value.  The portfolio can include  stocks of any size.  The Fund writes put and call options.  To a limited extent,  the Fund may also invest in foreign securities.

   STRONG ADVISOR SMALL CAP VALUE FUND (CLASS A). Strong Advisor Small Cap Value
Fund (the  "Fund") is a separate  series of Strong  Equity  Funds,  Inc.  Strong
Capital  Management,  Inc., 100 Heritage  Reserve,  Menomonee  Falls,  Wisconsin
53051, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek  capital  growth.  The  Fund invests,  under  normal  conditions,  at least  65% of its  assets  in stocks of small-capitalization companies that Strong Capital Management, Inc. believes are undervalued relative to the market based on earnings, cash flow, or asset value.
The Fund defines  "small-capitalization  companies"  as companies  with a market capitalization  substantially  similar to that of  companies in the Russell 2500
Index at the time of investment.  Strong  specifically looks for companies whose stock  prices  may  benefit  from a positive  dynamic  of change,  such as a new management  team,  a new  product or  service,  a  corporate  restructuring,  an improved  business  plan,  or a change  in the  political,  economic,  or social environment.

   The Fund writes put and call options.  To a limited extent, the Fund may also invest in foreign securities.

   STRONG OPPORTUNITY FUND (ADVISOR CLASS). Strong Opportunity Fund (the "Fund")
is a separate  series of Strong Equity Funds,  Inc.  Strong Capital  Management,
Inc.,  100  Heritage  Reserve,  Menomonee  Falls,  Wisconsin  53051,  serves  as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek  capital  growth.  The  Fund invests, under normal conditions,  primarily in stocks of  medium-capitalization companies  that Strong Capital  Management  believes are  underpriced,  yet have attractive growth prospects.  Strong bases its analysis on a company's  "private market  value"--the  price an  investor  would be  willing to pay for the entire company given its  management,  financial  health,  and growth  potential.  To a limited extent, the Fund may also invest in foreign securities.

VAN KAMPEN EQUITY AND INCOME FUND (CLASS A) -- Van Kampen Equity and Income Fund
(the "Fund") is registered as an open-end  management  investment  company under the  Investment  Company Act of 1940,  as amended.  Van Kampen Asset  Management
Inc., 1 Parkview Plaza,  Oakbrook Terrace,  Illinois 60181, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek the highest  possible  income consistent with safety of principal. Long-term growth of capital is an important secondary  objective.  The Fund seeks to achieve its  investment  objectives  by investing  primarily in  income-producing  equity instruments  (including common stocks,  preferred  stocks and  convertible  securities)  and  investment  grade quality debt securities. The Fund emphasizes a value style of investing, seeking well-established,  undervalued companies that Van Kampen Asset Management,  Inc.
believes  offer the  potential for income with safety of principal and long-term growth  of  capital.  The Fund  may  invest  up to 25% of its  total  assets  in securities  of foreign  issuers and may  purchase  and sell  certain  derivative
instruments,   such  as  options,  futures  contracts  and  options  on  futures contracts.

VAN KAMPEN  COMSTOCK FUND (CLASS A) -- Van Kampen  Comstock Fund (the "Fund") is
registered as an open-end  management  investment  company under the  Investment
Company Act of 1940, as amended.  Van Kampen Asset  Management  Inc., 1 Parkview
Plaza,  Oakbrook Terrace,  Illinois 60181,  serves as investment  adviser of the
Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek  capital  growth  and income through  investments in equity  securities,  including common stocks,  preferred stocks and securities  convertible  into common and preferred  stocks.  The Fund seeks to achieve its investment  objective under normal  conditions by investing in a portfolio of equity securities,  consisting primarily of common stocks. The
Fund   emphasizes  a  value  style  of  investing,   seeking   well-established,
undervalued  companies  believed by Van Kampen Asset  Management  to possess the potential  for capital  growth and income.  The Fund may invest up to 25% of its total assets in securities of foreign  issuers and may purchase and sell certain derivative  instruments,  such as  options,  futures  contracts  and  options on futures contracts.

VAN KAMPEN AGGRESSIVE GROWTH FUND (CLASS A) -- Van Kampen Aggressive Growth Fund
(the "Fund") is registered as an open-end  management  investment  company under the  Investment  Company Act of 1940,  as amended.  Van Kampen Asset  Management
Inc., 1 Parkview Plaza,  Oakbrook Terrace,  Illinois 60181, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek capital growth. The Fund seeks to achieve its  investment  objective  under normal  conditions  by investing at least 65% of the Fund's total assets in common stocks or other equity securities of companies  that Van Kampen Asset  Management  believes have an  above-average potential for capital growth. The Fund focuses primarily on equity securities of small- and medium-sized companies,  although the Fund may invest in larger-sized companies that Van Kampen believes have an  above-average  potential for capital growth.  The Fund may  invest up to 25% of its total  assets  in  securities  of foreign issuers and may purchase and sell certain derivative  instruments,  such as options, futures contracts and options on futures contracts.

                    SECURITY BENEFIT ADVISOR VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATE: SEPTEMBER 3, 2002

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497

This Statement of Additional  Information is not a prospectus and should be read in  conjunction  with the current  Prospectus for the Security  Benefit  Advisor
Variable Annuity dated September 3, 2002, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from Security  Benefit by calling
1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY

For a description of the Flexible  Purchase  Payment  Deferred  Variable Annuity
Contract (the "Contract"),  Security Benefit Life Insurance  Company  ("Security
Benefit"),  and the SBL Variable  Annuity Account XIV (the "Separate  Account"),
see  the  Prospectus.   This  Statement  of  Additional   Information   contains
information  that  supplements the information in the Prospectus.  Defined terms used in this Statement of Additional  Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- Security  Benefit is responsible for the safekeeping of the assets of the  Subaccounts.  These  assets,  which  consist of shares of the
Underlying Funds in non-certificated  form, are held separate and apart from the assets of Security Benefit's General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT

Security  Distributors,  Inc.  ("SDI"),  a  wholly-owned  subsidiary of Security
Benefit,  is Principal  Underwriter  of the  Contract.  SDI is  registered  as a broker/dealer  with the  Securities  and Exchange  Commission  ("SEC") under the
Securities  Exchange Act of 1934 and is a member of the National  Association of
Securities Dealers, Inc. ("NASD"). The offering of the Contracts is continuous.

Subject  to  arrangements  with  Security  Benefit,  the  Contract  is  sold  by independent  broker/dealers  who are members of the NASD and who become licensed to sell  variable  annuities  for  Security  Benefit,  and by certain  financial institutions.  SDI acts as principal  underwriter on behalf of Security  Benefit for  the  distribution  of  the  Contract.  SDI  is not  compensated  under  its
Distribution  Agreement  with  Security  Benefit and  receives  no  underwriting commissions.

The  compensation  payable by SDI under these  arrangements may vary, but is not expected to exceed in the aggregate 6.5% of purchase payments and 1% of contract value on an annualized basis.

METHOD OF DEDUCTING THE EXCESS CHARGE

The minimum  mortality and expense risk charge of 0.75%, and the  administration charge of 0.15%,  on an annual  basis,  of each  Subaccount's  average daily net assets,  are  factored  into the  accumulation  unit  value or  "price"  of each
Subaccount on each Valuation  Date.  Security  Benefit deducts any mortality and expense  risk charge  above the minimum  charge and the charge for any  optional
Riders (the "Excess Charge") on a monthly basis.

Each  Subaccount  declares a monthly  dividend and Security  Benefit deducts the
Excess  Charge  from  this  monthly   dividend  upon  its  reinvestment  in  the
Subaccount.  The Excess Charge is a percentage of your Contract Value  allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge.  Assuming that you owe a charge above the  minimum  mortality  and expense  risk  charge and the  administration charge,  your Contract Value will be reduced in the amount of your Excess Charge upon  reinvestment  of  the  Subaccount's  monthly  dividend.  Security  Benefit reserves the right to compute and deduct the Excess Charge from each  Subaccount on each Valuation Date.

Security  Benefit will declare a dividend for each  Subaccount  on one Valuation
Date of each  calendar  month  ("Record  Date").  Security  Benefit will pay the dividend  on a  subsequent  Valuation  Date  ("Reinvestment  Date")  within five
Valuation  Dates of the Record Date.  Such dividend will be declared as a dollar amount per Accumulation Unit.

For each  Subaccount,  any  Owner as of the  Record  Date  will  receive  on the
Reinvestment Date a net dividend equal to:

1.  the amount of dividend per Accumulation Unit; times

2.  the number of  Accumulation  Units  allocated  to the  Subaccount  as of the
    Record Date; less

3.  the amount of the Excess Charge for that Subaccount;  provided that Security
    Benefit will not deduct any Excess Charge from the first dividend  following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation
Unit Value determined as of the close of that date in Accumulation  Units of the
Subaccount.

An example of this  process is as follows.  Assuming  Contract  Value of $50,000 allocated to the Security  Equity  Subaccount  and no Riders,  the Excess Charge
would be computed as follows:

            =======================================================
            Mortality and Expense Risk Charge..........       0.75%
            Plus:  Optional Rider Charge...............   +   0.10%
            Less:  Minimum Charge......................   -   0.75%
                                                              ----
            Excess Charge on an Annual Basis...........       0.10%
            =======================================================

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on  December  30 and a gross  dividend  of $0.025 per unit  declared on
December 31 (Record Date), the net dividend amount would be as follows:

================================================================================
Accumulation Unit Value as of Valuation Date before Record Date.       $10.00
Accumulation Unit Value as of Reinvestment Date.................       $ 9.975
                                                                        ------
Gross Dividend Per Unit.........................................       $ 0.025
Less:  Excess Charge Per Unit...................................   -   $ 0.00085
                                                                        --------
Net Dividend Per Unit...........................................       $ 0.02415
Times:  Number of Accumulation Units............................   x       5,000
                                                                        --------
Net Dividend Amount.............................................       $  120.75
================================================================================

The  net  dividend  amount  would  be  reinvested  on the  Reinvestment  Date in
Accumulation Units of the Security Equity Subaccount,  as follows: $0.02415 (net dividend  per  unit)  divided  by  $9.975  (Accumulation  Unit  value  as of the
Reinvestment  Date) times 5,000 Units equals 12.105  Accumulation  Units. On the
Reinvestment  Date, 12.105  Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment.  Contract
Value on the Reinvestment  Date is equal to 5,012.105  Accumulation  Units times
$9.975  (Accumulation  Unit  Value as of the  Reinvestment  Date) for a Contract
Value of $49,995.75 after the dividend reinvestment.

After the  Annuity  Start Date,  Security  Benefit  will deduct a mortality  and expense  risk charge of 1.25% under  Annuity  Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date.  Monthly dividends  are payable after the Annuity Start Date only with respect to Annuity
Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

SECTION  403(B) --  Contributions  to 403(b)  annuities are  excludable  from an employee's  gross income if they do not exceed the limits under Sections 402(g), and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee  contributions.  Rollover  contributions are not subject to these annual limits.  The maximum  exclusion  allowance (MEA)
limit under Section 403(b)(2) of the Code was repealed effective in 2002.

Section  402(g)   generally   limits  an  employee's   annual  salary  reduction
contributions  to a 403(b) annuity and any 401(k)  arrangement to the applicable dollar amount shown in the table below:

                    =======================================
                         TAX YEAR           DEFERRED AMOUNT
                    ---------------------------------------
                           2002                 $11,000
                           2003                 $12,000
                           2004                 $13,000
                           2005                 $14,000
                    2006 and thereafter         $15,000
                    =======================================

The $15,000  limit will be adjusted  for  inflation in $500  increments  for tax years  beginning  after the 2006 tax year.  If an  individual is age 50 or over, catch up contributions  can be made to a 403(b) annuity during the tax years and at the rates set forth in the table below:

                    =======================================
                                              ADDITIONAL
                         TAX YEAR           CATCH UP AMOUNT
                    ---------------------------------------
                           2002                 $1,000
                           2003                 $2,000
                           2004                 $3,000
                           2005                 $4,000
                    2006 and thereafter         $5,000
                    =======================================

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The limit will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b)
annuity with at least 15 years of service for a "qualified  employer"  (i.e., an educational  organization,  hospital,  home health  service  agency,  health and welfare  service  agency,  church or  convention  or  association  of  churches)
generally may exceed the limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section  415(c)  also  provides an overall  limit on the amount of employer  and employee salary reduction contributions to a Section 403(b) annuity that will be excludable  from an  employee's  gross  income in a given  year.  Generally  the
Section  415(c)  limit  is the  lesser  of (i)  $40,000,  or  (ii)  100%  of the employee's annual compensation.

SECTION  408 --  Premiums  (other  than  rollover  contributions)  paid  under a
Contract used in connection  with a traditional  individual  retirement  annuity
(IRA) that is described in Section 408 of the Internal  Revenue Code are subject to the limits on  contributions  to IRAs under  Section  219(b) of the  Internal
Revenue  Code.  Under  Section  219(b) of the Code,  contributions  (other  than rollover  contributions)  to an IRA are  limited  to the  lesser  of 100% of the individual's  taxable  compensation or the applicable  dollar amount as shown in the table below:

                         ==============================
                              TAX YEAR           AMOUNT
                         ------------------------------
                              2002-2004          $3,000
                              2005-2007          $4,000
                         2008 and thereafter     $5,000
                         ==============================

If an individual is age 50 or over, the individual may make an additional  catch up  contribution to a traditional IRA of $500 during the tax years of 2002-2005, or $1,000 for the tax year 2006 and thereafter.

Spousal  IRAs  allow an owner  and his or her  spouse  to  contribute  up to the applicable  dollar amount to their respective IRAs so long as a joint tax return is filed and joint  income is $6,000 or more.  The  maximum  amount  the  higher compensated  spouse may  contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation.
The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable  dollar  amount  as shown  in the  table  above or (ii)  100% of that spouse's  compensation plus the amount by which the higher compensated  spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her  IRA.  The  extent  to  which  an Owner  may  deduct  contributions  to a traditional  IRA depends on the gross  income of the Owner and his or her spouse
for  the  year  and   whether   either  is  an   "active   participant"   in  an
employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified  employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section  402(h) of the Internal  Revenue Code.  Section  402(h)  currently limits employer contributions and salary reduction  contributions (if permitted)
under  a  simplified  employee  pension  plan  to the  lesser  of (a) 15% of the compensation  of the participant in the Plan, or (b) $40,000.  Salary  reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance  information for the Subaccounts of the Separate Account,  including the yield and total  return of all  Subaccounts,  may appear in  advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations  of yield for the Dreyfus  General  Money Market  Subaccount  will be based on the change in the value,  exclusive of capital changes and income other than  investment  income,  of a  hypothetical  investment  in a Contract  over a particular seven day period,  less a hypothetical  charge reflecting  deductions from the  Contract  during  the  period  (the  "base  period")  and  stated as a percentage  of the  investment at the start of the base period (the "base period return").  The base period return is then  annualized by  multiplying  by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent.  Any  quotations of effective  yield for the Dreyfus  General Money
Market  Subaccount  assume that all dividends  received  during an annual period have been  reinvested.  Calculation  of  "effective  yield" begins with the same
"base period return" used in the yield calculation,  which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)^365/7] - 1

For the  seven-day  period ended  December  31,  2001,  the yield of the Dreyfus
General Money Market was -5.685% and the effective  yield of the Dreyfus General
Money Market was -5.530%.

Quotations of yield for the  Subaccounts,  other than the Dreyfus  General Money
Market Subaccount,  will be based on all investment income per Accumulation Unit earned  during a particular  30-day  period,  less expenses  accrued  during the period  ("net  investment  income"),  and  will  be  computed  by  dividing  net investment  income by the value of the Accumulation  Unit on the last day of the period, according to the following formula:

                           YIELD = 2[(a-b + 1)^6 - 1]
                                      ---
                                      cd

where a = net investment  income earned during the period by the Underlying Fund attributable to shares owned by the Subaccount,

      b = expenses accrued for the period (net of any reimbursements),

      c = the average daily number of Accumulation  Units outstanding during the period that were entitled to receive dividends, and

      d = the maximum  offering price per  Accumulation  Unit on the last day of the period.

For the 30-day  period  ended  December  31,  2001,  the yield for the  Security
Capital Preservation Subaccount was 4.358%.

Quotations of average annual total return for any  Subaccount  will be expressed in terms of the  average  annual  compounded  rate of return  of a  hypothetical investment  in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T) n = ERV (where P = a hypothetical  initial  payment of $1,000,  T = the average  annual  total  return,  n = the  number of years,  and ERV = the ending redeemable  value of a hypothetical  $1,000 payment made at the beginning of the period).  Quotations  of total  return  may  simultaneously  be shown  for other
periods  and  will  include  total  return  for  periods   beginning   prior  to
availability  of the  Contract.  Such total  return  figures  are based upon the performance of the respective  Underlying Fund,  adjusted to reflect the maximum charges imposed under the Contract.

Average  annual  total  return  figures  reflect  the  deduction  of the maximum
mortality  and  expense  risk  and  optional   Rider   charges  of  1.90%,   the
administration  charge of 0.15%, the account  administration  charge of $30, and the contingent deferred sales charge. Total return figures may be quoted that do not  reflect  deduction  of the  contingent  deferred  sales  charge and account administration  charge of $30;  provided  that such  figures do not  reflect the addition of any Credit  Enhancement.  The  contingent  deferred sales charge and account  administration  charge  if  reflected  would  lower the level of return quoted.  Total return figures that do not reflect  deduction of all charges will be accompanied by total return figures that reflect such charges.

All  Average  Annual  Return  figures  are  based  upon the  performance  of the corresponding  Underlying Funds, adjusted to reflect the maximum charges imposed under the  Contract,  except that  Average  Annual  Return  (without  contingent
deferred  sales  charge  and  administration   charge),  does  not  reflect  any
applicable  withdrawal  charge or account  administration  charge of $30.  Those charges,  if  reflected,  would reduce the average  annual return  figures.  All average annual return figures are as of December 31, 2001.

================================================================================
AVERAGE ANNUAL RETURN
(With Contingent Deferred Sales Charge and Administration Charge)
--------------------------------------------------------------------------------
                                              1 YEAR(1)     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
AIM Basic Value                                (7.89)%        ---         ---
--------------------------------------------------------------------------------
AIM Mid Cap Core Equity                        (8.76)%        ---         ---
--------------------------------------------------------------------------------
AIM Small Cap Growth                          (23.01)%        ---         ---
--------------------------------------------------------------------------------
AIM Blue Chip                                 (30.95)%        ---         ---
--------------------------------------------------------------------------------
American Century Heritage                     (29.66)%        ---         ---
--------------------------------------------------------------------------------
American Century Select                       (26.07)%        ---         ---
--------------------------------------------------------------------------------
American Century Equity Income                  0.02%         ---         ---
--------------------------------------------------------------------------------
American Century International Growth         (33.31)%        ---         ---
--------------------------------------------------------------------------------
Dreyfus Appreciation                          (18.05)%        ---         ---
--------------------------------------------------------------------------------
Dreyfus Premier Strategic Value               (10.36)%        ---         ---
--------------------------------------------------------------------------------
Dreyfus Midcap Value                           (6.47)%        ---         ---
--------------------------------------------------------------------------------
Dreyfus General Money Market                   (7.50)%        ---         ---
--------------------------------------------------------------------------------
Fidelity Advisor Value Strategies              (1.87)%        ---         ---
--------------------------------------------------------------------------------
Fidelity Advisor Dividend Growth              (14.36)%        ---         ---
--------------------------------------------------------------------------------
Fidelity Advisor Mid Cap                      (15.25)%        ---         ---
--------------------------------------------------------------------------------
Fidelity Advisor International
Capital Appreciation                          (19.09)%        ---         ---
--------------------------------------------------------------------------------
INVESCO Dynamics                              (39.84)%        ---         ---
--------------------------------------------------------------------------------
INVESCO Technology                            (53.61)%        ---         ---
--------------------------------------------------------------------------------
Security Capital Preservation                  (5.47)%        ---         ---
--------------------------------------------------------------------------------
Security Diversified Income                    (4.31)%        ---         ---
--------------------------------------------------------------------------------
Security Global                               (21.12)%        ---         ---
--------------------------------------------------------------------------------
Security Equity                               (21.04)%        ---         ---
--------------------------------------------------------------------------------
Security Large Cap Growth                     (25.83)%        ---         ---
--------------------------------------------------------------------------------
Security Mid Cap Value                         (0.39)%        ---         ---
--------------------------------------------------------------------------------
Security Small Cap Growth                     (29.97)%        ---         ---
--------------------------------------------------------------------------------
Security Social Awareness                     (22.64)%        ---         ---
--------------------------------------------------------------------------------
Security Large Cap Value
(formerly Security Growth and Income)         (13.61)%        ---         ---
--------------------------------------------------------------------------------
Security Mid Cap Growth
(formerly Security Ultra)                     (22.99)%        ---         ---
--------------------------------------------------------------------------------
Strong Growth and Income                      (26.43)%        ---         ---
--------------------------------------------------------------------------------
Strong Growth 20                              (46.74)%        ---         ---
--------------------------------------------------------------------------------
Strong Advisor Small Cap Value                  2.08%         ---         ---
--------------------------------------------------------------------------------
Strong Opportunity                            (16.26)%        ---         ---
--------------------------------------------------------------------------------
Van Kampen Equity and Income                  (10.21)%        ---         ---
--------------------------------------------------------------------------------
Van Kampen Comstock                            (9.64)%        ---         ---
--------------------------------------------------------------------------------
Van Kampen Aggressive Growth                  (41.54)%        ---         ---
--------------------------------------------------------------------------------
1  From January 12, 2001 (date of commencement of Separate  Account  operations)
   to December 31, 2001. The Separate Account commenced  operations prior to the date the Contract was first made available for purchase on September 3, 2002.
================================================================================

==========================================================================================
AVERAGE ANNUAL RETURN
(Without Contingent Deferred Sales Charge and Administration Charge)
------------------------------------------------------------------------------------------
                                                  1 YEAR       5 YEARS          10 YEARS
------------------------------------------------------------------------------------------
AIM Basic Value                                   (4.82)%       12.43%          13.40%(1)
------------------------------------------------------------------------------------------
AIM Mid Cap Core Equity                           (4.46)%        7.76%          11.38%
------------------------------------------------------------------------------------------
AIM Small Cap Growth                             (18.42)%       14.38%          13.03%(1)
------------------------------------------------------------------------------------------
AIM Blue Chip                                    (27.25)%        4.81%           6.46%
------------------------------------------------------------------------------------------
American Century Heritage                        (30.16)%        1.66%(2)        ---
------------------------------------------------------------------------------------------
American Century Select                          (22.94)%        0.36%(3)        ---
------------------------------------------------------------------------------------------
American Century Equity Income                     5.88%         9.13%(4)        ---
------------------------------------------------------------------------------------------
American Century International Growth            (31.33)%        3.68%           3.90%(5)
------------------------------------------------------------------------------------------
Dreyfus Appreciation                             (15.38)%        6.86%           7.88%
------------------------------------------------------------------------------------------
Dreyfus Premier Strategic Value                   (7.35)%        7.14%          15.77%(6)
------------------------------------------------------------------------------------------
Dreyfus Midcap Value                              11.78%        14.17%          17.71%(6)
------------------------------------------------------------------------------------------
Dreyfus General Money Market                      (1.46)%       (0.44)%(7)       ---
------------------------------------------------------------------------------------------
Fidelity Advisor Value Strategies                  6.89%         9.13%           8.47%
------------------------------------------------------------------------------------------
Fidelity Advisor Dividend Growth                  (8.06)%       (0.16)%(8)       ---
------------------------------------------------------------------------------------------
Fidelity Advisor Mid Cap                         (17.81)%       13.93%          13.54%(9)
------------------------------------------------------------------------------------------
Fidelity Advisor International
Capital Appreciation                             (14.31)%        2.10%(10)       ---
------------------------------------------------------------------------------------------
INVESCO Dynamics                                 (37.23)%      (32.02)%(11)      ---
------------------------------------------------------------------------------------------
INVESCO Technology                               (49.61)%      (47.67)%(12)      ---
------------------------------------------------------------------------------------------
Security Capital Preservation                      0.99%         1.12%(13)       ---
------------------------------------------------------------------------------------------
Security Diversified Income                        2.20%         1.72%           1.48%
------------------------------------------------------------------------------------------
Security Global                                  (17.80)%        7.83%           6.35%(14)
------------------------------------------------------------------------------------------
Security Equity                                  (16.49)%        3.15%           7.32%
------------------------------------------------------------------------------------------
Security Large Cap Growth                        (20.15)%      (25.84)%(15)      ---
------------------------------------------------------------------------------------------
Security Mid Cap Value                             6.12%        17.96%(16)       ---
------------------------------------------------------------------------------------------
Security Small Cap Growth                        (33.09)%        0.95%(17)       ---
------------------------------------------------------------------------------------------
Security Social Awareness                        (17.72)%        3.05%           2.18%(18)
------------------------------------------------------------------------------------------
Security Large Cap Value
(formerly Security Growth and Income)            (10.31)%       (0.91)%          1.96%
------------------------------------------------------------------------------------------
Security Mid Cap Growth
(formerly Security Ultra)                        (19.18)%       12.53%           8.38%
------------------------------------------------------------------------------------------
Strong Growth and Income                         (24.63)%      (22.58)%(19)      ---
------------------------------------------------------------------------------------------
Strong Growth 20                                 (45.31)%      (41.02)%(20)      ---
------------------------------------------------------------------------------------------
Strong Advisor Small Cap Value                    12.25%        23.11%(12)       ---
------------------------------------------------------------------------------------------
Strong Opportunity                                (9.92)%       (1.59)%(20)      ---
------------------------------------------------------------------------------------------
Van Kampen Equity and Income                      (7.15)%        9.22%           9.46%
------------------------------------------------------------------------------------------
Van Kampen Comstock Fund                          (6.69)%       11.45%          10.05%
------------------------------------------------------------------------------------------
Van Kampen Aggressive Growth                     (43.69)%        9.15%           8.25%(21)
------------------------------------------------------------------------------------------
 1  From October 18, 1995 (date of Underlying Fund inception) to December 31, 2001.
 2  From July 11, 1997 (date of Underlying Fund inception) to December 31, 2001.
 3  From August 7, 1997 (date of Underlying Fund inception) to December 31, 2001.
 4  From March 3, 1997 (date of Underlying Fund inception) to December 31, 2001.
 5  From October 1, 1996 (date of Underlying Fund inception) to December 31, 2001.
 6  From September 29, 1995 (date of Underlying Fund inception) to December 31, 2001.
 7  From March 31, 1995 (date of Underlying Fund inception) to December 31, 2001.
 8  From December 29, 1998 (date of Underlying Fund inception) to December 31, 2001.
 9  From February 21, 1996 (date of Underlying Fund inception) to December 31, 2001.
10  From November 4, 1997 (date of Underlying Fund inception) to December 31, 2001.
11  From December 1, 2000 (date of Underlying Fund inception) to December 31, 2001.
12  From November 30, 2000 (date of Underlying Fund inception) to December 31, 2001.
13  From May 3, 1999 (date of Underlying Fund inception) to December 31, 2001.
14  From October 1, 1993 (date of Underlying Fund inception) to December 31, 2001.
15  From May 1, 2000 (date of Underlying Fund inception) to December 31, 2001.
16  From April 9, 1997 (date of Underlying Fund inception) to December 31, 2001.
17  From October 14, 1997 (date of Underlying Fund inception) to December 31, 2001.
18  From November 1, 1996 (date of Underlying Fund inception) to December 31, 2001.
19  From February 29, 2000 (date of Underlying Fund inception) to December 31, 2001.
20  From February 24, 2000 (date of Underlying Fund inception) to December 31, 2001.
21  From May 29, 1996 (date of Underlying Fund inception) to December 31, 2001.
==========================================================================================

Total return  figures also may be quoted that assume the Owner has  purchased an
Extra  Credit  Rider  and,  as  such,   will  reflect  any   applicable   Credit
Enhancements; however, such total return figures will also reflect the deduction of any contingent deferred sales charge.

Quotations of total return for any  Subaccount  of the Separate  Account will be based on a hypothetical  investment in an Account over a certain period and will be computed by subtracting  the initial value of the investment  from the ending value and dividing the  remainder by the initial value of the  investment.  Such quotations of total return will reflect the deduction of all applicable  charges to the  contract  and the  separate  account  (on an annual  basis)  except  the applicable contingent deferred sales charge.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  Contract  under which an Owner's  Contract Value is allocated to a
Subaccount  during a particular time period on which the calculations are based.
Performance  information  should  be  considered  in  light  of  the  investment objectives and policies,  characteristics  and quality of the Underlying Fund in which the Subaccount  invests,  and the market  conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

PERMISSIBLE ADVERTISING INFORMATION

From  time  to  time,  the  Separate  Account  may,  in  addition  to any  other
permissible   information,   include  the  following  types  of  information  in
advertisements,  sales  literature,  reports to contractowners or other investor
communications   ("advertisements")  (1)  discussions  of  general  economic  or financial  principles  (such as the effects of  compounding  and the benefits of
dollar-cost  averaging);   (2)  discussions  about  past,  current  or  possible
economic,   market  and  political  trends  and  events;  (3)  presentations  of statistical data to supplement such  discussions;  (4) published  evaluations by nationally recognized ranking services and financial or business publications or other media including  reprints of, or selections from, such  publications;  (5)
descriptions  and updates  concerning  a  Subaccount's  strategies,  and past or anticipated portfolio investments;  (6) analysis of its investments by industry, country, credit quality and other characteristics;  (7) the general biography or work experience of the portfolio manager of a Subaccount  including  information about awards received by the portfolio  manager,  mentions of the manager in the media, or announcements of the portfolio  manager's  appearance on television or radio programs,  or  presentations  at conferences or trade shows; (8) portfolio manager commentary or market updates; (9) investment philosophy and the research methodology  underlying stock selection or a Subaccounts'  investment objective;
(10)  a  discussion  of  the   risk/return   continuum   relating  to  different
investments;  (11) discussions on general  principles of investing such as asset allocation, diversification and risk tolerance; (12) testimonials describing the experience of persons who have invested in a Subaccount;  (13) discussions about retirement and investing for retirement; (14) data concerning the projected cost of a college  education  in future  years  based on current  or recent  costs of college  and an  assumed  rate of  increase  for such  costs;  (15)  information regarding  the  relative  reliance  in  recent  years on  personal  savings  for retirement  income  versus  reliance  on Social  Security  benefits  and company sponsored retirement plans; and (16) other information of interest to investors.
Advertisements  may  include  information  about  the  Subaccount's   underlying
portfolio  in  addition  to, or in place of,  information  about the  Subaccount itself.

Advertisements  may also include a Subaccount's  performance,  goals,  risks and expenses  compared  with (a)  various  indexes so that  investors  may compare a
Subaccounts'  results  with  those of a group  of  unmanaged  securities  widely regarded by investors as  representative  of the securities  markets in general;
(b) other subaccounts  tracked by the Variable Annuity Research and Data Service
("VARDS"),  Lipper Analytical Services Inc.,  Morningstar or another independent
research  firm  which  ranks   separate   accounts  or  subaccounts  by  overall
performance,  investment  objectives,  and assets, or tracked by other services, companies, publications, or persons who rank separate accounts or subaccounts on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount;
(d) other statistics such as gross national product or gross domestic product of the United States or other  countries or regions,  net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute) to illustrate investment  attributes  to a  Subaccount  or  the  general  economic,  business, investment, or financial environment in which a Subaccount operates; (e) various financial,  economic and market  statistics  developed  by brokers,  dealers and other  persons to  illustrate  aspects of a  Subaccount's  performance;  (f) the sectors or industries in which a Subaccount invests compared to relevant indexes or surveys (e.g.,  S&P Industry  Surveys) in order to evaluate the  Subaccount's historic  performance  or  current  or  potential  value  with  respect  to  the particular  industry or sector;  (g) a  hypothetical  or model  portfolio or (h)
other subaccounts or variable  annuities.  The Separate Account may also discuss and  compare  in  advertising  the  relative  performance  of  various  types of investment instruments  including,  but not limited to, certificates of deposit, ordinary  interest  savings  accounts,  other  forms of fixed or  variable  time deposits,  qualified retirement plans, stocks,  Treasury securities,  and bonds, over various time periods and covering various holding periods. Such comparisons may  compare  these  investment  categories  to each  other or to changes in the
Consumer  Price Index.  In  addition,  the  Separate  Account may quote  various measures of  volatility  and  benchmark  correlation  in  advertising  and other materials and may compare these measures to those of indexes,  other subaccounts or types of investments.

The Separate  Account's  advertisements  may also include rankings or ratings of
Security  Benefit and of the investor  services  provided by Security Benefit to contractowners  other than performance  rankings of a Subaccount  itself.  Those
ratings  or  rankings  of  investor   services  by  third  parties  may  include
comparisons  of their  services  to those  provided  by other  variable  annuity providers selected by the rating or ranking services. They may be based upon the opinions  of the  rating  or  ranking  service  itself,  using its  research  or judgment, or based upon surveys of investors, brokers, contractowners or others.

The Separate Account,  in its  advertisements,  may refer to pending legislation from time to time and the  possible  impact of such  legislation  on  investors, investment  strategy and related  matters.  This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields.

From time to time,  advertisements  may include  general  information  about the services and  products  offered by the Security  Funds,  Security  Distributors,
Inc., and Security  Benefit Life  Insurance  Company and its  subsidiaries.  For example,  such  advertisements may include  statistical  information about those entities  including,  but not  limited  to, the  number of  current  shareholder accounts,  the  amount  of  assets  under  management,  sales  information,  the distribution  channels  through  which the  entities'  products  are  available, marketing  efforts  and  statements  about  this  information  by the  entities'
officers,  directors and employees.  Advertisements may also include performance information for such products.

All performance  information that the Separate Account  advertises is historical in nature and is not  intended to represent or  guarantee  future  results.  The value  of  accumulation  units  when  redeemed  may be more or less  than  their original cost. Performance information may be quoted numerically or presented in a table, graph or other illustration.  A Subaccount's returns and unit price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate daily,  while  bank  depository  obligations  may be insured by the FDIC and may provide fixed rates of return.

In  connection  with a ranking,  the  Separate  Account may  provide  additional information,  such as the particular category to which it is related, the number of  subaccounts  in the category,  the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense  reimbursements.  In assessing  comparisons  of  performance,  you  should  keep  in  mind  that  the composition  of the  investments  in the  reported  indexes and  averages is not identical to a  Subaccount's  portfolio,  the indexes and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Separate  Account to calculate its figures.
For  example,  unmanaged  indexes  may  assume  reinvestment  of  dividends  but generally do not reflect  deductions for administrative and management costs. In addition,  there  can  be no  assurance  that a  Subaccount  will  continue  its performance as compared to these other  averages.  When comparing a Subaccount's performance with that of other alternatives, investors should understand that an investment  in a  Subaccount  may be subject to  greater  market  risks than are certain other types of investments.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2001 and 2000, and for each of the three years in the period ended  December  31, 2001,  and the  financial  statements  of SBL
Variable  Annuity  Account XIV of Security  Benefit  Life  Insurance  Company at
December 31, 2001 and for the period July 2, 2001  (inception  date) to December
31, 2001, included in this Statement of Additional Information have been audited by Ernst & Young LLP, independent  auditors,  for the periods indicated in their reports thereon appearing  elsewhere  herein,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting  and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries as of December 31, 2001 and 2000, and the financial  statements of SBL Variable Annuity Account XIV of Security  Benefit Life Insurance  Company
at  December  31,  2001 and for the  period  July 2,  2001  (inception  date) to
December 31, 2001, are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company
and   Subsidiaries,   which  are  included  in  this   Statement  of  Additional
Information,  should be  considered  only as bearing on the  ability of Security
Benefit  to meet  its  obligations  under  the  Contracts.  They  should  not be considered as bearing on the  investment  performance  of the assets held in the
Separate Account.